AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2008
                                File No. 33-67386
                                File No. 811-9154
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                         POST-EFFECTIVE AMENDMENT NO. 21

                                   ON FORM N-6

     TO REGISTRATION STATEMENT ON FORM S-6 UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 42

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-865-5237
                (Name and Complete Address of Agent for Service)

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Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:


            immediately upon filing pursuant to paragraph (b) of Rule 485
     /X/    on May 1, 2008, pursuant to paragraph (b) of Rule 485
            60 days after filing pursuant to paragraph (a) of Rule 485 on --------- pursuant to paragraph (a) of Rule 485



The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

     INVESTOR'S SELECT VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUS



          Flexible Premium Variable Universal Life Insurance Policies



                                   Issued by:

                          Lincoln Benefit Life Company



                              In connection with:

                   Lincoln Benefit Life Variable Life Account



                                Street Address:

                              2940 S. 84th Street

                             Lincoln, NE 68506-4142



                                Mailing Address:

                                 P.O. Box 80469

                             Lincoln, NE 68501-0469



                       Telephone Number:  1-800-865-5237

                          Fax Number:  1-877-525-2689



This Prospectus describes information you should know before you purchase the Investor's Select Flexible Premium Variable Universal Life Insurance Policy.
 Please read it carefully and retain it for your records.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. EFFECTIVE DECEMBER 31, 2003, THIS PRODUCT IS NO LONGER BEING OFFERED FOR SALE.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2008


                                 1  PROSPECTUS

TABLE OF CONTENTS
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                                 PAGE

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SUMMARY
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  Description of the Policy and Policy Benefits                         3
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  Risks of the Policy                                                   5
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  The Portfolios and Associated Risks                                   6
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FEE TABLES
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  Transaction Fees                                                      7
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  Periodic Charges Other Than Portfolio Operating Expenses              8
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  Optional Benefit Charges                                              9
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  Portfolio Total Annual Operating Expenses                             10
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PURCHASE OF POLICY AND PREMIUMS
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  Application for a Policy                                              10
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  Premium Payments                                                      10
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  Premium Limits                                                        11
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  Monthly Guarantee Premiums                                            11
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  Lifetime Guarantee Premium                                            11
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  Safety Net Premium                                                    11
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  Modified Endowment Contracts                                          11
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  Allocation of Premiums                                                12
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POLICY VALUE
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  General                                                               12
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  Accumulation Units                                                    12
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  Accumulation Unit Value                                               12
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  Postponement of Payments                                              13
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TRANSFERS
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  General                                                               13
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  Transfers Authorized by Telephone                                     13
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  Dollar Cost Averaging                                                 14
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  Portfolio Rebalancing                                                 14
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  Market Timing & Excessive Trading                                     15
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  Trading Limitations                                                   15
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  Agreements to Share Information with Funds                            16
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  Short Term Trading Fees                                               16
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INVESTMENT AND FIXED ACCOUNT OPTIONS
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  The Sub-Accounts and the Portfolios                                   19
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  Voting Rights                                                         19
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  Additions, Deletions and Substitutions of Securities                  19
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  The Fixed Account                                                     19
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DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
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  Death Benefits                                                        19
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  Death Benefit Options                                                 19
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  Change to Death Benefit Option                                        20
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  Change to Face Amount                                                 20
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  Optional Insurance Benefits                                           21
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                                 PAGE

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POLICY LOANS
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  General                                                               22
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  Loan Interest                                                         22
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  Loan Repayment                                                        22
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  Pre-Existing Loan                                                     22
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  Effect on Policy Value                                                23
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SURRENDERS AND WITHDRAWALS
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  Surrenders                                                            23
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  Partial Withdrawal                                                    23
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SETTLEMENT OPTIONS                                                      23
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MATURITY                                                                24
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LAPSE AND REINSTATEMENT
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  Lapse and Grace Period                                                24
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  Reinstatement                                                         24
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CANCELLATION AND CONVERSION RIGHTS
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  "Free Look" Period                                                    25
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  Conversion                                                            25
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CHARGES AND DEDUCTIONS
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  Premium Charge                                                        25
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  Monthly Deduction                                                     25
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  Policy Fee                                                            25
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  Administrative Expense Charge                                         25
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  Risk Charge                                                           25
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  Cost of Insurance Charge                                              26
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  Rider Charges                                                         26
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  Separate Account Income Taxes                                         27
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  Portfolio Charges                                                     27
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  Surrender Charge                                                      27
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  Transfer Fee                                                          28
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GENERAL POLICY PROVISIONS
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  Beneficiaries                                                         28
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  Assignment                                                            28
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  Dividends                                                             28
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ABOUT US
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  Lincoln Benefit Life Company                                          28
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  The Separate Account                                                  28
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FEDERAL TAXES
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  Introduction                                                          29
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  Taxation of the Company and the Separate Account                      30
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  Taxation of Policy Benefits                                           30
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  Employer Owned Life Insurance (a.k.a. "COLI")                         31
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  Modified Endowment Contracts                                          31
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  Income Tax Withholding                                                32
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  Diversification Requirements                                          32
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                                 2  PROSPECTUS

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  Ownership Treatment                                                   32
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LEGAL PROCEEDINGS                                                       32
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LEGAL MATTERS                                                           32
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FINANCIAL STATEMENTS                                                    32
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GLOSSARY OF SPECIAL TERMS                                               33
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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 33 of this prospectus.


SUMMARY
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DESCRIPTION OF THE POLICY AND POLICY BENEFITS
1.   WHAT IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2.   WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums.
 You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured's age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Guaranteed Minimum Death Benefit ("GMDB") feature you must pay the cumulative monthly guarantee premiums due. If you allow the GMDB feature to terminate, you must pay enough Premium so that your Lapse Determination Value can pay Monthly Deductions. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page 10 and "Federal Taxes" beginning on page 29.

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Tax Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see "Federal Taxes - Modified Endowment Contracts" on page 31.

3.   WHAT IS THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Sub-Accounts, and provide a Guaranteed Minimum Death Benefit for either:

  (a) the Insured's lifetime; or

  (b) for issue ages 0-55: to the Insured's Attained Age 65;

  (c) for issue ages 56-70: 10 Policy Years; or

  (d) for issue ages 71-79: to the Insured's Attained Age 80 so long as you pay the appropriate monthly guarantee premium. For additional discussion, see "Purchase of Policy and Premiums - Monthly Guarantee Premiums" on page 11.

4.   HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Sub-Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Charges and Deductions" on page 26. For additional discussion of your Policy Value, please see "Policy Value" on page 12.

5.   WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers multiple investment options, each of which is a Sub-Account. You may invest in up to twenty-one (21) Sub-Accounts or twenty
(20) Sub-Accounts plus the Fixed Account. Each Sub-Account invests in a single Portfolio. See "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios"


                                 3  PROSPECTUS
on page 16 for a listing of the Sub-Accounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page 5 and "Transfers - Trading Limitations" on page 15.

6.   HOW ARE MY PREMIUMS ALLOCATED?

Before your Premiums are allocated to the Policy Value, we deduct a 2.5% Premium Charge. For more detail, see "Charges and Deductions" on page 26. The amount remaining after the deduction of the Premium Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the front cover of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page 12.

Generally, we allocate your initial Premiums to the Sub-Accounts and the Fixed Account when we have received your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Sub-Accounts as described in "Purchase of Policy and Premiums - Allocation of Premiums" on page 12. Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7.   MAY I TRANSFER POLICY VALUE AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers. See "Transfers" on page 13.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page 14.

8.   WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the Insured's date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page 22 and "Death Benefits and Optional Insurance Benefits" on page 20.

9.   HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the Insured dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. The proceeds may be increased if, for example, you have added a rider that provides an additional benefit. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10.   CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the fifth Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $25,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page 21. In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page 29.

11.   DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes.  You may surrender your Policy at any time for its Net Surrender Value.
 Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first twelve Policy Years and the first twelve years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see "Charges and Deductions - Surrender Charge" on page 27.


                                 4  PROSPECTUS

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $250. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000. For more detail, see "Surrenders and Withdrawals" on page 24.

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the Policy" on page 5 and "Federal Taxes - Taxation of Policy Benefits" on page 29.

12.MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page 12. For a discussion regarding the possible tax consequences of loans, see "Federal Taxes" on page 29.

13.   CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14.   CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page 25.


RISKS OF THE POLICY
1.   IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Guaranteed Minimum Death Benefit feature. The value of your Policy fluctuates with the performance of the investment options you choose. Your investment options may not perform to your expectations. Your Policy Values in the Sub-Accounts may rise or fall depending on the performance of the Portfolios in which the Sub-Accounts invest and the charges under your Policy. For more detail, please see "The Portfolios and Associated Risks" on page 6 and "Investment and Fixed Account Options" on page 16. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2.   IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3.   CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and the Guaranteed Minimum Death Benefit feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page 25. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page 29.

4.   ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis.
 Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Federal Taxes" on page 29.

5.   WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $250, and maximum partial withdrawal amount may not reduce the Face Amount below $25,000. We impose a proportionate percentage of the surrender charge on each withdrawal. Please note that withdrawals reduce your Policy's Death Benefit. See "Partial Withdrawal" on page 24. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page 29.

6.   WHAT ARE THE LIMITATIONS ON TRANSFER?

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and


                                 5  PROSPECTUS
frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $25 in certain circumstances. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Trading Limitations" on page 15.

7.   WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges and Deductions - Surrender Charge" on page 27. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page 29.

8.   WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes - Modified Endowment Contracts" on page 31.

9.   WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies, which meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page 29.


THE PORTFOLIOS AND ASSOCIATED RISKS
1.   WHAT IS A PORTFOLIO?

Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 16.

2.   WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 16.

3.   HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Sub-Accounts. If you do not have a Prospectus for a Portfolio, please contact us at the


                                 6  PROSPECTUS
number listed on the first page of this Prospectus and we will send you a copy.


FEE TABLES
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THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                              TRANSACTION FEES
          Charge             When Charge is Deducted       Amount Deducted
          ------             -----------------------       ---------------
PREMIUM CHARGE               When you pay a Premium.  2.5% of the Premium
                                                       amount.

SURRENDER CHARGE (PER $1000  When you surrender your
 OF FACE AMOUNT)/(1)/         Policy during the
                              first 12 Policy Years.

 Minimum and Maximum                                  Minimum: $2.27 per $1000.
 Initial Surrender Charge:                            Maximum: $50.66 per $1000

 Initial Surrender Charge
 for 40 year-old male
 non-smoker, $150,000 Face
 Amount                                               $8.14 per $1000.

TRANSFER FEE/ (2)/           Each transfer after the  $25.00 maximum; $0
                              first in each calendar   current
                              month.

NET LOAN INTEREST RATE       When you have a Policy   Net Interest Rate on
 /(3)(4)/                     Loan                     Standard Loans 2%
                                                      Net Interest Rate on
                                                       Preferred Loans 0%
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   (1) The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Premium, Insured's age at issue, sex and status as a nonsmoker or smoker. For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner. An additional surrender charge is imposed if you increase your Policy's Face Amount. The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

   (2) Currently, we are waiving this fee.

   (3) The net interest rate represents the difference between the interest rate we charge on the loan and the interest rate that is credited to the loan amount once it is moved to the Loan Account. We are currently crediting 4% to the amount allocated to the Loan Account. For more information, see "Policy Loans" on page 22.

   (4) Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.


                                 7  PROSPECTUS

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES.
 EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION

          PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
         Charge               When Charge is             Amount Deducted
         ------               ---Deducted---             ---------------
                                 --------
COST OF INSURANCE CHARGE  Monthly
 (PER $1000 NET AMOUNT
 AT RISK)(1)

Minimum and Maximum COI                           Guaranteed:
 Charge:                                           Minimum:  $0.06 per $1000.
                                                   Maximum: $83.33 per $1000.
                                                  Current:
                                                   Minimum:  $0.06 per $1000.
                                                   Maximum: $24.83 per $1000


Minimum & Maximum COI                             Guaranteed:
 Charge for a 40-year                              Minimum:  $0.20 per $1000.
 old Male Non-Smoker,                              Maximum:  $83.33 per $1000.
 $150,000 Face Amount                             Current:
                                                   Minimum:  $0.19 per $1000.
                                                   Maximum: $19.27 per $1000.

POLICY FEE                Monthly                  $5.00

ADMINISTRATIVE EXPENSE    Yearly                  Annual Rate for Policy Years
 CHARGE                                            1-12: 0.20% of the Policy
                                                   Value
                                                  Annual Rate for Policy Years
                                                   13+: 0%

RISK CHARGE (AS A         Daily                   Annual Rate for All Policy
 PERCENTAGE OF EACH                                Years:
 SUBACCOUNT VALUE)/(2)/                            Guaranteed: 0.90%
                                                   Current: 0.70%
-------------------------------------------------------------------------------

..

   (1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. The cost of insurance charge increases as the Insured ages. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate show in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurances charges, see "Charges and Deductions" on page 26.

   The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

   (2)The daily equivalent of the risk charge is deducted from the Accumulation Unit Values on each Valuation Date. The daily risk charge is currently 0.000019178, guaranteed not to exceed 0.000024658 thereafter.

   We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.


                                 8  PROSPECTUS

                            OPTIONAL BENEFIT CHARGES
Currently, we are offering the following optional riders, which are subject to state availability. The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below. The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 21 below:

                            Optional Benefit                                  When Charge is          Amount Deducted
                            ----------------                                  ---Deducted---          ---------------
--------------------------------------------------------------------------       --------
                                                                          ------------------------------------------------
CHILDREN'S LEVEL TERM RIDER (PER $5,000 UNIT OF COVERAGE                         Monthly          $2.50 per unit
ACCIDENTAL DEATH BENEFIT RIDER (PER $1,000 OF BENEFIT AMOUNT)/(1)/               Monthly
Minimum and Maximum COI Charge:                                                                   Minimum COI:  $0.08 per
                                                                                                   $1,000
                                                                                                  Maximum COI:  $0.13 per
                                                                                                   $1,000
COI Charge for a 40-year old Male Non-Smoker, $150,000 Face Amount                                COI:  $0.10 per $1,000
CONTINUATION OF PREMIUM RIDER (PER $100 OF BENEFIT AMOUNT)/(2)/                  Monthly
Minimum and Maximum COI Charge:                                                                   Minimum COI:  $0.23 per
                                                                                                   $100
                                                                                                  Maximum COI:  $1.54 per
                                                                                                   $100
COI Charge for a 40-year old Male Non-Smoker, $150,000 Face Amount                                COI:  $0.41 per $100
ADDITIONAL INSURED RIDER (PER $1,000 OF BENEFIT AMOUNT)/(3)/
                                                                                 Monthly
Minimum and Maximum COI Charge:                                                                   Guaranteed:
                                                                                                   Minimum COI:  $0.06 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $83.33per
                                                                                                   $1,000
                                                                                                  Current:
                                                                                                   Minimum COI:  $0.07 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $24.66
                                                                                                   per $1,000
Minimum & Maximum COI Charge for a 40-year old Male Non-Smoker, $150,000                          Guaranteed:
 Face Amount                                                                                       Minimum COI:  $0.20 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $83.33
                                                                                                   per $1,000
                                                                                                  Current:
                                                                                                   Minimum COI:  $0.25 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $19.60
                                                                                                   per $1,000
PRIMARY INSURED RIDER (PER $1,000 OF BENEFIT AMOUNT)/(4)/                        Monthly
Minimum and Maximum COI Charge:                                                                   Guaranteed:
                                                                                                   Minimum COI:  $0.06 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $83.33per
                                                                                                   $1,000
                                                                                                  Current:
                                                                                                   Minimum COI:  $0.05 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $24.66
                                                                                                   per $1,000
Minimum & Maximum COI Charge for a 40-year old Male Non-Smoker, $150,000                          Guaranteed:
 Face Amount                                                                                       Minimum COI:  $0.20 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $83.33per
                                                                                                   $1,000
                                                                                                  Current:
                                                                                                   Minimum COI:  $0.17 per
                                                                                                   $1,000
                                                                                                   Maximum COI:  $19.60
                                                                                                   per $1,000
ACCELERATED DEATH BENEFIT RIDER, TERMINAL ILLNESS/(5)/                             N/A            N/A
--------------------------------------------------------------------------------------------------------------------------


   (1) The applicable charge depends on the Insured's age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (2) The applicable charge depends on the Insured's sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (3) The applicable charge depends on the Additional Insured's age, sex and underwriting status when the Rider was added to your Policy. This Rider may no longer be added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that applies to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.


                                 9  PROSPECTUS

   (4) The applicable charge depends on the Insured's age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (5) There is no additional cost for these Riders. The Accelerated Death Benefit Rider, Terminal Illness, may be added to your Policy at any time.

THE TABLE BELOW SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. ADVISORS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.

                  PORTFOLIO TOTAL ANNUAL OPERATING EXPENSES
                                           Minimum               Maximum
-------------------------------------------------------------------------------
Total Annual Operating Expenses
/(1)/ (expenses that are deducted
from Portfolio assets, which may
include management fees,
distribution and/or service (12b-1)          0.10%                 1.69%
fees, and other expenses)
-------------------------------------------------------------------------------


   (1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2007.


PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------


APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $50,000 ($25,000 for Insureds age 65 or over at the Issue Date). Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date,
(ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy Months, and Policy Years.


PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page 29. Premiums must be sent to us at our home office.
 Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace


                                 10  PROSPECTUS

Period and thereafter lapse if you have not paid either the Lifetime Guarantee Premium or the Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the "Monthly Guarantee Premiums" on page 11 discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Lifetime Guarantee Premium or the Safety Net Premium amount.


PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code.
 Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 31 below for more information.


MONTHLY GUARANTEE PREMIUMS. The Policy offers a Guaranteed Minimum Death Benefit feature with two levels of monthly guarantee premiums - the Lifetime Guarantee Premium and the Safety Net Premium. This feature provides assurance that coverage will remain in force for specified periods regardless of changes in the Policy Value.


LIFETIME GUARANTEE PREMIUM. We guarantee that, during the Insured's Lifetime, even if the Lapse Determination Value is not sufficient to pay the Monthly Deductions, your Policy (including any riders) will stay in force as long as your total Premiums, minus partial withdrawals and Policy Debt, at least equal the product of the monthly Lifetime Guarantee Premium times the number of months since the Issue Date. This feature may not be available in all states.


SAFETY NET PREMIUM. If your total Premiums minus partial withdrawals and Policy Debt at least equal the sum of the monthly Safety Net Premium times the number of months since the Issue Date, we guarantee that your Policy (including any riders) will remain in force during a specified period even if the Lapse Determination Value becomes insufficient to cover Monthly Deductions. The specified period varies by Issue Age as follows:

  Issue ages 0-55: to the Insured's Attained Age 65;

  Issue ages 56-70: 10 Policy Years; or

  Issue ages 71-79: to the Insured's Attained Age 80.

In some states, these Safety Net Premium periods are not permitted by law. Please check with your local representative on the Safety Net period approved in your state.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.

Before your Policy is issued, you must choose which Monthly Guarantee Premium option will apply to your Policy. If you do not make an election, the Safety Net Premium will apply. You may not change your election after your Policy is issued. If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the Monthly Guarantee Premium times the number of Policy Months since the Issue Date, we will let you know and you will have 61 days to satisfy the shortfall. If you do not, the Guaranteed Minimum Death Benefit feature will end. Once the Guaranteed Minimum Death Benefit feature terminates, you cannot reinstate it and your Policy stays in force only as long as the Lapse Determination Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page 25.

Increases, decreases, partial withdrawals, Death Benefit option changes, and addition or deletion of riders may affect the Monthly Guarantee Premium Amount.


MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment


                                 11  PROSPECTUS
contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" in the SAI.


ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.

We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office.
 If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page 25.


POLICY VALUE
--------------------------------------------------------------------------------


GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Premiums" above.


ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.


ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), minus (3), where:

  (1) equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable),


                                 12  PROSPECTUS

  (2) is the net asset value per share of the Portfolio held in the Sub-Account at the end of the last prior Valuation Period, and

  (3) is the daily risk charge assessed for mortality and expense risks.

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value. For a more detailed discussion, please see "Policy Value" on page 12.


POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.


TRANSFERS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page 29, although currently we are waiving it.

You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit.
 We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE is open for business.
 See "Policy Value" on page 12. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.

Special requirements apply to transfers from the Fixed Account. You may transfer a lump sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
 (i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts.
 In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Sub-Account(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.


TRANSFERS AUTHORIZED BY TELEPHONE.  You may make transfers by telephone.
 Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


                                 13  PROSPECTUS

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.


DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application.
 You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page 13 for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account.
 You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify.
 Portfolio Rebalancing is consistent with maintaining your desired allocation among the investment options.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time.
 Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus.
 Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.


MARKET TIMING & EXCESSIVE TRADING The Policies are intended for long-term investment. Market timing


                                 14  PROSPECTUS
and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Sub-Accounts);

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Sub-Account's underlying
  Portfolio.

We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


AGREEMENTS TO SHARE INFORMATION WITH FUNDS. Under the Investment Company Act of 1940, Lincoln Benefit has entered into information sharing agreements


                                 15  PROSPECTUS
with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Lincoln Benefit's trading policy. Under these agreements, Lincoln Benefit is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner's transactions if the fund determines that the Policy Owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy value to the fund.


SHORT TERM TRADING FEES The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


THE SUB-ACCOUNTS AND THE PORTFOLIOS.
Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Sub-Accounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. We will mail to you a prospectus for each Portfolio related the Sub-Accounts to which you allocate your premium.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES,
               --------------------------------------------------------------
PLEASE CONTACT US AT 1-800-865-5237.
------------------------------------


Portfolio               Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital    INVESCO AIM ADVISORS,
 Fund - Series I                                       INC. (1)
-------------------------------------------------------------------------------




                                 16  PROSPECTUS

Portfolio               Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
DWS VARIABLE SERIES I
-------------------------------------------------------------------------------
DWS Bond VIP - Class A  To maximize total return
                         consistent with preservation
                         of capital and prudent        DEUTSCHE INVESTMENT
                         investment management, by     MANAGEMENT AMERICAS INC.
                         investing for both current
                         income and capital
                         appreciation
-------------------------------------------------------------------------------
DWS VARIABLE SERIES II
-------------------------------------------------------------------------------
DWS Balanced VIP -      High total return, a           DEUTSCHE INVESTMENT
 Class A                 combination of income and     MANAGEMENT AMERICAS INC.
                         capital appreciation
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated Capital       High current income and        FEDERATED EQUITY
 Income Fund II          moderate capital              MANAGEMENT COMPANY OF
                         appreciation                  PENNSYLVANIA
-------------------------------------------------------------------------------
Federated Fund for      Current income
 U.S. Government                                       FEDERATED INVESTMENT
 Securities II                                         MANAGEMENT COMPANY
-------------------------------------------------------
Federated High Income   High current income
 Bond Fund II
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      To obtain high total return
 Manager(SM) Portfolio   with reduced risk over the
 - Initial Class         long term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation.
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP            Reasonable Income.  The fund
 Equity-Income           will also consider the
 Portfolio - Initial     potential for capital
 Class                   appreciation.  The fund's
                         goal is to achieve a yield
                         which exceeds the composite
                         yield on the securities       FIDELITY MANAGEMENT &
                         comprising the Standard &     RESEARCH COMPANY
                         Poor's 500(SM) Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP Growth     To achieve capital
 Portfolio - Initial     appreciation.
 Class
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Initial     correspond to the total
 Class                   return of common stocks
                         publicly traded in the
                         United States, as
                         represented by the Standard
                         & Poor's 500(SM) Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Initial Class           preservation of capital and
                         liquidity.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital.
 Portfolio - Initial
 Class
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Institutional Shares    of capital and balanced by
                         current income.
-------------------------------------------------------
Janus Aspen Series      To obtain maximum total
 Flexible Bond           return, consistent with
 Portfolio -             preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Forty Portfolio -
 Institutional Shares                                  JANUS CAPITAL MANAGEMENT
-------------------------------------------------------LLC
Janus Aspen Series      Long-term growth of capital
 International Growth
 Portfolio - Service
 Shares (2)
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Large Cap Growth        in a manner consistent with
 Portfolio -             the preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series Mid  Long-term growth of capital
 Cap Growth Portfolio
 - Institutional
 Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Worldwide Growth        in a manner consistent with
 Portfolio -             the preservation of capital.
 Institutional Shares
-------------------------------------------------------------------------------




                                 17  PROSPECTUS

Portfolio               Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-------------------------------------------------------------------------------
Legg Mason Partners     Long-term growth of capital    LEGG MASON PARTNERS FUND
 Variable Investors      with current income as a      ADVISOR, LLC
 Portfolio - Class I     secondary objective
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------
MFS New Discovery       Capital appreciation           MFS(TM) INVESTMENT
 Series - Service                                      MANAGEMENT
 Class
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap                                      OPPENHEIMERFUNDS, INC.
 Fund(R)/VA - Service
 Shares
-------------------------------------------------------------------------------
PANORAMA SERIES FUND, INC.
-------------------------------------------------------------------------------
Oppenheimer             Long term growth of capital
 International Growth    by investing under normal
 Fund/VA - Service       circumstances, at least 90%
 Shares                  of its total assets in        OPPENHEIMERFUNDS, INC.
                         equity securities of
                         companies wherever located,
                         the primary stock market of
                         which is outside of the
                         United States.
-------------------------------------------------------------------------------
PREMIER VIT
-------------------------------------------------------------------------------
Premier VIT OpCap       Growth of capital and
 Balanced Portfolio      investment income
-------------------------------------------------------
Premier VIT OpCap       Capital appreciation through   OPCAP ADVISORS LLC
 Small Cap Portfolio     a diversified portfolio
                         consisting primarily of
                         securities of companies with
                         market capitalizations of
                         under $2.2 billion at time
                         of purchase.
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  Maximum total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent        PACIFIC INVESTMENT
 Administrative Shares   investment management.        MANAGEMENT COMPANY LLC
-------------------------------------------------------
PIMCO VIT Total Return  Maximum total return,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT               Capital growth. Current        PUTNAM INVESTMENT
 International Growth    income is a secondary         MANAGEMENT, LLC
 and Income Fund -       objective.
 Class IB
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Capital  Long-term capital
 Growth Portfolio,       appreciation by investing
 Class I (3)             primarily in growth-oriented
                         equity securities of large    VAN KAMPEN(4)
                         capitalization companies.
-------------------------------------------------------
Van Kampen UIF U.S.     Above-average total return
 Mid Cap Value           over a market cycle of three
 Portfolio, Class I      to five years by investing
                         in common stocks and other
                         equity securities.
-------------------------------------------------------------------------------
VAN KAMPEN LIFE
INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Mid Cap  Capital growth
 Growth Portfolio,                                     VAN KAMPEN ASSET
 Class II (5)                                          MANAGEMENT
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio,   and income.
 Class II
-------------------------------------------------------------------------------

(1) Previously A I M Advisors, Inc.

(2) Effective 5/1/2008, the Janus Aspen Series Foreign Stock Portfolio - Service Shares was reorganized into the Janus Aspen Series International Growth Portfolio - Service Shares.

(3) Effective 5/1/2008, the Van Kampen UIF Equity Growth Portfolio, Class I, changed its name to Van Kampen UIF Capital Growth Portfolio, Class I.

(4) Morgan Stanley Investment Management Inc., the investment adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5) Effective 5/1/2008, the Van Kampen LIT Aggressive Growth Portfolio, Class II, changed its name to Van Kampen LIT Mid Cap Growth Portfolio, Class II.


                                 18  PROSPECTUS

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Some of the Portfolios have been established by investment advisers, which manage retail mutual funds having similar names and investment objectives.
 While some of the Portfolios may be similar to, and may in fact be modeled after retail mutual funds, you should understand that the Portfolios are not otherwise directly related to any retail mutual fund. Consequently, the investment performance of retail mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio.
 Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

In most cases, you are the person entitled to give voting instructions.
 However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.


ADDITIONS, DELETIONS AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

.. to operate the Separate Account in any form permitted by law;

.. to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

.. to transfer assets from one Sub-Account to another, or to our general account;

.. to add, combine, or remove Sub-Accounts in the Separate Account;

.. to assess a charge for taxes attributable to the operations of the Separate
  Account or for other taxes, as described in "Charges and Deductions"; and

.. to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.


                                 19  PROSPECTUS

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act.
 Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an annual effective rate of at least 4% per year. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.


DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------


DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit.
 Please see "Optional Insurance Benefits" beginning on page 21. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.


DEATH BENEFIT OPTIONS.  You may choose one of two Death Benefit Options:

  Option 1:  the Death Benefit is the greater of:  (a) the Face Amount of the
  ------ -
  Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

  Option 2:  the Death Benefit is the greater of:  (a) the Face Amount plus the
  ------ -
  Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 95 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage.  The corridor percentages are set so
------------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $60,000 and the Policy Value increased to $68,000 and then decreased to $54,000, the changes in


                                 20  PROSPECTUS

Policy Value would have the following effects on the Death Benefit:

                            EXAMPLES                                  A           B

Face Amount                                                        $150,000    $150,000
Death Benefit Option                                                      1           1
Insured's Attained Age                                                   40          40
Policy Value on Date of Death                                      $ 68,000    $ 54,000
Applicable Corridor Percentage                                          250%        250%
Death Benefit                                                      $170,200    $150,000



In Example A, the Death Benefit equals $170,000, i.e., the greater of $100,000 (the Face Amount) and $170,000(the Policy Value at the Date of Death of $68,000, multiplied by the corridor percentage of 250%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $150,000, i.e., the greater of $150,000(the Face Amount) or $135,000(the Policy Value of $54,000 multiplied by the corridor percentage of 250%).


CHANGE TO DEATH BENEFIT OPTION. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2.

You may not change the Death Benefit Option under your Policy if afterward the Face Amount remaining in force would be less than $250,000.


CHANGE TO FACE AMOUNT. You may change the Face Amount after the fifth Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $25,000.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Lapse Determination Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page 27 of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Monthly Guarantee Premiums. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page 29.


OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a Rider may also increase the Monthly Guarantee Premiums for your Policy. The riders we currently offer are described below. All of these riders may be added at any time except the Primary Insured Rider and the Additional Insured Rider. In our discretion, we may offer additional riders or stop offering a rider.

.. Children's Level Term Rider.

This rider provides for level term insurance on the Insured's children, as defined in the rider. We provide coverage until the earlier of the child's 25/TH/ birthday or the Insured's age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25. The rider may be exchanged for a new term policy on the earlier of each child's 25/TH/ birthday, or the Insured's age 65. We do not require evidence of insurability to exchange the rider.

.. Accidental Death Benefit Rider.

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured's 70/TH/ birthday; or (3) you ask to end the rider.

.. Continuation of Premium Rider.


                                 21  PROSPECTUS

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

.. Additional Insured Term Rider.

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the Additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 99. Until the Additional Insured's 75/TH/ birthday, you may exchange the rider for a new Policy on the Additional Insured's life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

.. Primary Insured Term Rider.

This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until the Insured reaches age 99. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.

Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

.. Accelerated Death Benefit Rider, Terminal Illness.

This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law. You may add this rider after your Policy is issued if the rider is available in your state.
 There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

  (i) 50% of the Death Benefit as of the date the first request is paid; or

  (ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

  (i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

  (ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;

  (iii) pro-rata amount of any outstanding Policy Loan; and

  (iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.


POLICY LOANS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. We


                                 22  PROSPECTUS
usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.


LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 6.0% per year.

Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.


LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.


PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example

Transferred Policy Value                $190,000
Transferred Policy Loan                 $ 40,000
Surrender Value                         $150,000
20% of Policy Value                     $ 38,000
Preferred Loan                          $ 38,000
Standard Loan                           $  2,000

:

Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.


EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.


                                 23  PROSPECTUS

SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------


SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The Surrender Charge is described in "Charges and Deductions - Surrender Charge" below. We pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.


PARTIAL WITHDRAWAL.  General.  While the Policy is in force after the first
                     --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $250. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We will assess a proportionate percentage of the surrender charge when a withdrawal is taken.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount.  If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value.
 We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the life insurance proceeds payable under the Policy.

Tax Consequences.  The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.


SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

  Option A - Interest.  We hold the proceeds, credit interest to them and pay
  --------------------
  out the funds when the person entitled to them requests.

  Option B - Fixed Payments.  We pay a selected monthly income until the
  --------------------------
  proceeds, and any interest credits, are exhausted.

  Option C - Life Income Guaranteed Period Certain.  We pay the proceeds in a
  -------------------------------------------------
  monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.


                                 24  PROSPECTUS

  Option D - Joint and Survivor.  We pay the proceeds in a monthly income to two
  ------------------------------
  payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

  Option E - Period Certain.  We pay the proceeds in monthly installments for a
  --------------------------
  specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured.
 If at the time of the Insured's death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.


MATURITY
--------------------------------------------------------------------------------

The Policies have no Maturity Date. Your Policy will continue after the Insured reaches age 100 as long as Net Surrender Value is sufficient to cover Monthly Deductions.


LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------


LAPSE AND GRACE PERIOD. If the Lapse Determination Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Guaranteed Minimum Death Benefit feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice informing you of the amount to be paid by you before the end of the Grace Period to prevent your Policy from terminating. The amount shown in the notice will be sufficient to cover the Monthly Deduction(s) due and unpaid. You may pay additional Premium if you wish.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page 20. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.


REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.


CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------


FREE-LOOK PERIOD.  You may cancel your Policy by returning it to us within ten
(10) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Sub-Accounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected until 10 days after the Issue Date or, if your state's free-look period is longer than ten days, for ten days plus the period required by state law. We will allocate Premiums received during that


                                 25  PROSPECTUS
time to the Fixed Account. Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.


CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------


PREMIUM CHARGE. Before we allocate a Premium to the Policy Value, we will subtract the Premium Charge. The Premium Charge equals 2.5% of all Premium in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents' sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.

State premium tax rates currently vary from 0% to 4%. We do not vary the Premium Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. The current North Carolina premium tax rate is 1.9% of the gross premium collected.


MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following four items:

1) the Policy Fee;

2) the annual administrative expense charge, when due;

3) the cost of insurance charge for your Policy; and

4) the cost of additional benefits provided by a rider, if any.

We allocate the Monthly Deduction pro rata among the Sub-Accounts and the Fixed Account, unless you specify otherwise.


POLICY FEE. The monthly policy fee is $5.00 per month This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. For Policies issued in those states that do not have a maturity date, the Policy Fee is waived after the Insured's Age 100.


ADMINISTRATIVE EXPENSE CHARGE. We will deduct an annual administrative expense charge of 0.20% of the Policy Value on each Policy Anniversary during the first twelve Policy Years. This charge is intended to help reimburse us for certain administrative expenses related to maintenance of the Policy and Separate Account. In addition, we may use the administrative expense charge to cover issue expenses and start up costs of the administrative systems for the Policy not covered by the surrender charge.


RISK CHARGE. We will also assess a charge on a daily basis against each Sub-Account of the Separate Account. This charge is currently 0.70% per year of the value of the Sub-Account. We may change this rate, but it will never exceed 0.90% of the value of the Sub-Accounts. This charge is intended to compensate us for our assumption of certain mortality and expense risks in connection with the Policy. Specifically, we bear the risk that the total amount of Death Benefits payable under the Policy will be greater than anticipated, and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by administrative charges assessed under the Policy.


COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month.
 The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the prior Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in the table on Page 8 of your Policy. Please see the following example.

         Example (40-Year Old Non-Smoking Male):
         ---------------------------------------
Face Amount                                       $150,000
Death Benefit Option                                     1
Policy Value on the Prior Monthly Deduction Day   $ 30,000
Insured's Attained Age                                  40
Corridor Percentage                                    250%
Death Benefit                                     $150,000


On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $150,000,


                                 26  PROSPECTUS
because the Face Amount ( $150,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 X 250% = $75,000). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $119,510.55(( $150,000/1.0032737) - $30,000).

Assume that the Policy Value in the above example was $70,000. The Death Benefit would then be $175,000 (250% X $70,000), since this is greater than the Face Amount ($175,000). The cost of insurance rates in this case would be applied to the net amount at risk of $104,428.97 (($175,000/1.0032737) -
 $70,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction.
 Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's Death Benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page 12. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. We charge a lower current cost of insurance rate for Policies with a Face Amount of $100,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above the break point, only the amount of the increase above the
breakpoint is eligible for a lower current cost of insurance rate.   Although we
base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on the Insured's sex and age last birthday.
 Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

For Policies issued in those states that do not have a Maturity Date, beginning on the Policy Anniversary following the Insured's 100th birthday, we waive all cost of insurance charges and monthly policy fees.


RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page 9 of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page 21.


SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.


PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to
0.25% annually of net assets.    We receive Rule 12b-1 fees or service fees
directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Sub-Accounts.


SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount


                                 27  PROSPECTUS
shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial
-------------------------
surrender charge. The applicable rate depends on the Premium, Insured's age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 40 when your Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker                                                                   $8.14
Male Smoker                                                                       $9.55
Female Non-Smoker                                                                 $7.53
Female Smoker                                                                     $8.21
Unisex Non-Smoker                                                                 $8.02
Unisex Smoker                                                                     $9.27


Accordingly, if the Insured were a male non-smoker age 40 and the Policy's Face Amount was $150,000, the surrender charge initially would be $1,221.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:

Male Non-Smoker                                                              $45.39
Male Smoker                                                                  $50.66
Female Non-Smoker                                                            $38.98
Female Smoker                                                                $41.15
Unisex Non-Smoker                                                            $43.59
Unisex Smoker                                                                $47.22


If you surrender your Policy after twelve Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the number of years elapsed since your Policy was issued. The surrender charge percentage rates would apply if the Insured were 40 years old when your Policy was issued:

  POLICY YEAR      PERCENT OF CALCULATED CHARGE
  -----------      ----------------------------
       1                       100%
       2                       100%
       3                       100%
       4                       100%
       5                       100%
       6                        95%
       7                        90%
       8                        80%
       9                        70%
       10                       50%
       11                       40%
       12                       20%
       13                        0%


Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $610.50($1,221 X 50%). A different surrender charge percentage rate might apply if the Insured is older than 40 when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount. If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. The initial surrender charge on an increase is an amount per $1,000 of increase which varies by increase age, as shown in your Policy.

The surrender charge on the increase also decreases over a twelve Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is the same as the surrender charge percentages above. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the maximum surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent.
 In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner.


                                 28  PROSPECTUS

TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

 We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------


BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.


ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.


DIVIDENDS.  We do not pay any dividend under the Policies.


ABOUT US
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LINCOLN BENEFIT LIFE COMPANY.   Lincoln Benefit Life Company is a stock life
insurance company engaged in the business of writing life insurance and annuities, both individual and group. Our offices are located at 2940 S. 84th Street, Lincoln, NE 68506-4142; however, our mailing address is P.O. Box 80469, Lincoln, NE 68501-0469. Please see also "General Information and History" in the SAI.


THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges.
 We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.


FEDERAL TAXES
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INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our


                                 29  PROSPECTUS
general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.


TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT. Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a "Regulated Investment Company" under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary's income, and amounts attributable to earnings on that income (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide any of the tax advantages normally provided by life insurance.
 Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract's death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see "Federal Taxes - Modified Endowment Contracts" on page 31.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Policy,

.. revoke an assignment,

.. pledge the Policy, or

.. obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending


                                 30  PROSPECTUS
on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.


EMPLOYER OWNED LIFE INSURANCE (A.K.A. "COLI"). The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by "Employers." Although these policies are commonly referred to as Corporate Owned Life Insurance ("COLI"), the term "Employer" includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

Generally for contracts issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

.. the insured was an employee within 12 months of death;

.. proceeds are paid to the insured's beneficiary;

.. proceeds are used to buy back any equity interest owned by the insured at the time of death; or

.. the insured was a "highly compensated employee" or "highly compensated individual."

For purposes of the COLI rules, "highly compensated employees" are:

.. more than 5% owners;

.. directors; and

.. anyone else in the top 35% of employees ranked by pay.

"Highly compensated individuals" are individuals who are:

.. more than 10% owners;

.. one of the five highest paid officers; or

.. among the highest paid 35% of all employees.

The new COLI provision also includes notice and consent requirements, and reporting requirements.


MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "Modified Endowment Contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your Policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy's death benefit and the addition or increase of certain riders. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced during the first 7 years of the policy or during a "seven-pay period", the seven-pay test will be applied as though the policy were intially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a contract is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured's death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

.. any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.


                                 31  PROSPECTUS

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.

INCOME TAX WITHHOLDING

Generally, Lincoln Benefit Life Company is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract.
 Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under the Policy are different than those described by the IRS in private and public rulings in which it found that policy owners were not owners of separate account assets. For example, if your Policy offers more than twenty
(20) investment alternatives you have the choice to allocate premiums and policy values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.


LEGAL PROCEEDINGS
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There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management's judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
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All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by Michael J. Velotta, Senior Vice President, General Counsel, and Secretary of Lincoln Benefit.


FINANCIAL STATEMENTS
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The financial statements of the Sub-accounts comprising the Separate Account as of December 31, 2007, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the Statement of Additional Information.


                                 32  PROSPECTUS

GLOSSARY OF SPECIAL TERMS
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Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

AGE - The Insured's age at his or her last birthday.

ATTAINED AGE - The Insured's age at the last Policy Anniversary.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

GUARANTEED MINIMUM DEATH BENEFIT, GMDB- A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Debt, are at least as great as either the monthly Safety Net Premium or monthly Lifetime Guarantee Premium amount times the number of months since the Issue Date.

INSURED - The person whose life is Insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LAPSE DETERMINATION VALUE - The value that must be available to pay a Monthly Deduction in order for the Policy to remain in force. If you have no outstanding Policy Debt, the Lapse Determination Value equals the Policy Value.
 Otherwise, it equals the Net Surrender Value.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

MATURITY DATE - The Policy Anniversary following the Insured's 100th birthday.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, annual administrative expense charge when due, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Guaranteed Minimum Death Benefit feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.


                                 33  PROSPECTUS

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE, CODE - The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.


                                 34  PROSPECTUS

WHERE YOU CAN FIND MORE INFORMATION
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You can call us at 1-800-865-5237 to ask us questions, request information about the Policy, and obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2008. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the SAI upon request, by writing us or calling at the number given above. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Information at the SEC's public reference room in Washington, DC 20549. Please call the SEC at 1-800-SEC-0330 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street NE, Room 1580, Washington, DC 20549-0102.

                          LINCOLN BENEFIT LIFE COMPANY

             THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                           1940 ACT FILE NO. 811-9154

                           1933 ACT FILE NO. 33-67386


                                 35  PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION
                       INVESTOR'S SELECT FLEXIBLE PREMIUM
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



                   DATE OF STATEMENT OF ADDITIONAL INFORMATION
                       AND RELATED PROSPECTUS: May 1, 2008

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


     This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-865-5237 or writing to us at the address immediately below. The defined terms used in this Statement of Additional Information are as defined in the Prospectus.


                          Lincoln Benefit Life Company
                                 P.O. Box 80469
                          Lincoln, Nebraska 68501-0469





                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY................................................
     Description of Lincoln Benefit Life Company...............................
     State Regulation of Lincoln Benefit.......................................
     Lincoln Benefit Life Variable Life Account................................
EXPERTS........................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY.................
     Replacement of Modified Endowment Contracts...............................
     Computation of Policy Value...............................................
     Transfers Authorized by Telephone.........................................
GENERAL POLICY PROVISIONS......................................................
     Statements to Policy Owners...............................................
     Limit on Right to Contest.................................................
     Suicide...................................................................
     Misstatement as to Age and Sex............................................
ADDITIONAL INFORMATION ABOUT CHARGES...........................................
DISTRIBUTOR....................................................................
DISTRIBUTION OF THE POLICY.....................................................
FINANCIAL STATEMENTS...........................................................






                         GENERAL INFORMATION AND HISTORY

Description Of Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York.

     Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by the Allstate Corporation.

     Except as discussed below for variable contracts, under our reinsurance agreements with Allstate Life, substantially all contract related assets and liabilities are transferred to Allstate Life. Through these reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Allstate Life's commitments under the reinsurance agreements support our general account obligations and related assets are invested and managed by Allstate Life. Accordingly, except as discussed below for variable contracts, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not directly reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements directly relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, they do not create a direct contractual relationship between Allstate Life and you.

     Under Lincoln Benefit's reinsurance agreements with Allstate Life, Lincoln Benefit reinsures all reserve liabilities with Allstate Life except for those relating to variable contracts (including the Policies). Lincoln Benefit's variable contract assets and liabilities (other than those arising out of fixed interest benefits such as the Fixed Account) are held in legally-segregated unitized Separate Accounts and are retained by Lincoln Benefit. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.


State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

     The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

(1)  The total value of your Accumulation Units in the Subaccount; plus

(2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

(3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

(4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

(5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

(6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

(1) Any Net Premium allocated to it, plus

(2) Any Policy Value transferred to it from the Subaccounts; plus

(3) Interest credited to it; minus

(4) Any Policy Value transferred out of it; minus

(5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

(6) The portion of any Monthly Deduction allocated to the Fixed Account.

     All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

     Transfers Authorized by Telephone.  You may make transfers by telephone. To
give  a  third  party  authorization,   you  must  first  send  us  a  completed
authorization form.

     The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE is open for business, at that day's price.


                            GENERAL POLICY PROVISIONS

Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

     In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

     We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate, or to their spouses or minor children if these individuals reside in the State of Nebraska.


                                   DISTRIBUTOR

     ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of FINRA.

     Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.


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                                              ======= ======== ======== ======== ======= ======== ========
                                              ======= ======== ======== ======== ======= ======== ========
Commission paid to ALFS that were paid to       0        0        0        0       0        0        0
other broker-dealers and registered
representatives
Commission kept by ALFS                         0        0        0        0       0        0        0
Other fees paid to ALFS for distribution
services                                        0        0        0        0       0        0        0





                           DISTRIBUTION OF THE POLICY

     Lincoln Benefit offers the Policies on a continuous basis. The Policies are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sell the Policy will be paid a maximum sales commission of approximately 90% of all Premiums up to the first year Safety Net Premium plus 3.50% of any additional Premiums. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

     Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.




                              FINANCIAL STATEMENTS

     The financial statements of the Subaccounts comprising the Separate Account as of December 31, 2007, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2007 and 2006, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 13, 2008

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(IN THOUSANDS)                                        YEAR ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2007      2006      2005
                                                    -------   -------   -------
REVENUES
Net investment income                               $14,257   $13,948   $13,632
Realized capital gains and losses                      (417)   (1,255)     (174)
                                                    -------   -------   -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE     13,840    12,693    13,458
Income tax expense                                    4,835     4,433     4,671
                                                    -------   -------   -------
NET INCOME                                            9,005     8,260     8,787
                                                    -------   -------   -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses     4,307      (885)   (4,772)
                                                    -------   -------   -------
COMPREHENSIVE INCOME                                $13,312   $ 7,375   $ 4,015
                                                    =======   =======   =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                 DECEMBER 31,
                                                               -------------------------
                                                                   2007          2006
                                                               -----------   -----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost
      $266,792 and $268,331)                                   $   273,144   $   268,058
   Short-term                                                       28,057         8,264
                                                               -----------   -----------
      Total investments                                            301,201       276,322
Cash                                                                18,612        23,352
Reinsurance recoverable from Allstate Life Insurance Company    18,777,851    19,131,870
Reinsurance recoverable from non-affiliates                      1,422,931     1,203,864
Receivable from affiliates, net                                         --        24,990
Other assets                                                       112,285       104,971
Separate accounts                                                3,067,127     3,097,550
                                                               -----------   -----------
         TOTAL ASSETS                                          $23,700,007   $23,862,919
                                                               ===========   ===========
LIABILITIES
Contractholder funds                                           $17,820,885   $18,195,622
Reserve for life-contingent contract benefits                    2,348,116     2,126,455
Unearned premiums                                                   25,819        25,935
Deferred income taxes                                                2,479           135
Payable to affiliates, net                                          21,912            --
Current income taxes payable                                         4,815         4,412
Other liabilities and accrued expenses                             118,916       136,184
Separate accounts                                                3,067,127     3,097,550
                                                               -----------   -----------
         TOTAL LIABILITIES                                      23,410,069    23,586,293
                                                               -----------   -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized,
   25 thousand shares issued and outstanding                         2,500         2,500
Additional capital paid-in                                         180,000       180,000
Retained income                                                    103,309        94,304
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                           4,129          (178)
                                                               -----------   -----------
         Total accumulated other comprehensive income                4,129          (178)
                                                               -----------   -----------
         TOTAL SHAREHOLDER'S EQUITY                                289,938       276,626
                                                               -----------   -----------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $23,700,007   $23,862,919
                                                               ===========   ===========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

(IN THOUSANDS)                                          YEAR ENDED DECEMBER 31,
                                                    ------------------------------
                                                      2007        2006      2005
                                                    --------   --------   --------
COMMON STOCK                                        $  2,500   $  2,500   $  2,500
                                                    --------   --------   --------
ADDITIONAL CAPITAL PAID-IN                           180,000    180,000    180,000
                                                    --------   --------   --------
RETAINED INCOME
Balance, beginning of year                            94,304     86,044     77,257
Net income                                             9,005      8,260      8,787
                                                    --------   --------   --------
Balance, end of year                                 103,309     94,304     86,044
                                                    --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                              (178)       707      5,479
Change in unrealized net capital gains and losses      4,307       (885)    (4,772)
                                                    --------   --------   --------
Balance, end of year                                   4,129       (178)       707
                                                    --------   --------   --------
TOTAL SHAREHOLDER'S EQUITY                          $289,938   $276,626   $269,251
                                                    ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

(IN THOUSANDS)                                                              YEAR ENDED DECEMBER 31,
                                                                        ------------------------------
                                                                          2007       2006       2005
                                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $  9,005   $  8,260   $  8,787
Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                   25        424        466
      Realized capital gains and losses                                      417      1,255        174
      Changes in:
         Reserve for life-contingent contract benefits and
            contractholder funds, net of reinsurance recoverables        (18,124)     2,878      3,041
         Income taxes                                                        428       (337)     4,709
         Receivable/payable to affiliates, net                            46,902    (14,596)    17,055
         Other operating assets and liabilities                          (24,698)    25,112    (22,674)
                                                                        --------   --------   --------
            Net cash provided by operating activities                     13,955     22,996     11,558
                                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities:
      Proceeds from sales                                                  5,176     20,104      5,066
      Investment collections                                              13,732     15,244     22,557
      Investments purchases                                              (17,982)   (38,901)   (67,948)
Change in short-term investments                                         (19,621)    (4,440)    26,584
                                                                        --------   --------   --------
            Net cash used in investing activities                        (18,695)    (7,993)   (13,741)
                                                                        --------   --------   --------
NET (DECREASE) INCREASE IN CASH                                           (4,740)    15,003     (2,183)
CASH AT BEGINNING OF YEAR                                                 23,352      8,349     10,532
                                                                        --------   --------   --------
CASH AT END OF YEAR                                                     $ 18,612   $ 23,352   $  8,349
                                                                        ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the current year presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers. The principal products are fixed annuities, and interest-sensitive, traditional and variable life insurance, and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2007, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), and financial services firms, such as banks and broker-dealers.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, commercial mortgage-backed securities, mortgage-backed securities and asset-backed securities. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The fair value of fixed income securities is based upon observable market quotations, other market observable data or is derived from such quotations and market observable data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. The valuation models use security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine security specific credit spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statements of Cash Flows.

     Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis using the effective yield method. Interest income on asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses may include gains and losses on investment dispositions and write-downs in value due to other-than-temporary declines in fair value. Dispositions may include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other-than-temporary (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in life and annuity contract benefits and recognized in relation to premiums so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums so that profits are recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life, single premium life and equity-indexed life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Life and annuity contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance. Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. We continuously monitor the creditworthiness of reinsurers in order to determine our risk of recoverability on an individual and aggregate basis and a provision for uncollectible reinsurance is recorded if needed. No amounts have been deemed unrecoverable in the three years ended December 31, 2007. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities and differences in tax basis of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see
Note 9).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies including, traditional life insurance, life-contingent fixed annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 6). These assumptions, which for traditional life insurance, life-contingent fixed annuities and voluntary health products are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 6). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified date and are ceded to ALIC.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the American Institute of Certified Pubic Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs associated with internal replacements of insurance and investment contracts other than those set forth in Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007, for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have any effect on the results of operations or financial position of the Company.

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -AN INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 ("FIN 48")

     The FASB issued the interpretation in July 2006 and the staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 9).

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in the financial statements. SAB 108 was intended to eliminate the potential for the build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1")

     FSP FAS 115-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1 as of January 1, 2006 on a prospective basis. The effect of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Specifically, SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157", which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company plans to utilize the deferral for non-financial assets and liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Company's results of operations or financial position.

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO. 159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and financial liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company does not expect to apply the fair value option to any existing financial assets or liabilities as of January 1, 2008. Consequently, the initial adoption of SFAS No. 159 is expected to have no impact on the Company's results of operations or financial position.

SOP 07-1, CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE, INVESTMENT COMPANIES ("THE GUIDE") AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES ("SOP 07- 1")

     In June 2007, the AICPA issued SOP 07-1 which provides guidance for determining whether an entity falls within the scope of the Guide and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. SOP 07-1 was to be effective for fiscal years beginning on or after December 15, 2007, however in February 2008, the FASB issued FASB Staff Position No. SOP 07-1-1, "Effective Date of AICPA Statement of Position 07-1", which amends SOP 07-1 to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that did not early adopt the SOP before December 15, 2007. The Company did not early adopt SOP 07-1. Consequently, the standard is expected to have no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. FIN 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The effects of applying FSP FIN 39-1, if any, are to be recorded as a change in accounting principle through retrospective application unless such application is determined to be impractical. The adoption of FSP FIN 39-1 is not expected to have a material impact on the Company's results of operations or financial position based on the current level of derivative activity.

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company were $202.2 million, $192.3 million and $158.7 million in 2007, 2006 and 2005, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER-DEALER SERVICES

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $3.4 million, $1.1 million and $659 thousand for the years ended December 31, 2007, 2006 and 2005, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $25.5 million, $42.7 million and $44.6 million of commission and other distribution expenses for the years ended December 31, 2007, 2006 and 2005, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

     The Company has a wholesaling and marketing support agreement with ALFS, Inc. ("ALFS"), an affiliated broker-dealer company, whereby ALFS underwrites and promotes the offer, sale and servicing of variable annuities issued by the Company and sold by AFS. In return for these services, the Company incurred commission expense of $333.5 thousand and $1.5 million for 2007 and 2006, respectively. This expense was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations and Comprehensive Income under the reinsurance agreements:

($ IN THOUSANDS)                                  YEAR ENDED DECEMBER 31,
                                           ------------------------------------
                                              2007         2006         2005
                                           ----------   ----------   ----------
Premiums and contract charges              $  623,102   $  546,554   $  461,496
Interest credited to contractholder
   funds, contract benefits and expenses    1,421,831    1,487,799    1,483,707

     Reinsurance recoverables due from ALIC totaled $18.78 billion and $19.13 billion as of December 31, 2007 and 2006, respectively.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 9).

DEBT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2007 and 2006. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                    GROSS UNREALIZED
($ IN THOUSANDS)                        AMORTIZED   ----------------      FAIR
AT DECEMBER 31, 2007                       COST      GAINS    LOSSES     VALUE
                                        ---------   ------   -------   --------
U.S. government and agencies             $110,214   $5,642   $   (36)  $115,820
Corporate                                  84,798      917      (903)    84,812
Municipal                                     501       30        --        531
Mortgage-backed securities                 28,114       94      (303)    27,905
Commercial mortgage-backed securities      32,131      579      (109)    32,601
Asset-backed securities                    11,034      453       (12)    11,475
                                         --------   ------   -------   --------
   Total fixed income securities         $266,792   $7,715   $(1,363)  $273,144
                                         ========   ======   =======   ========
AT DECEMBER 31, 2006
U.S. government and agencies             $116,821   $2,609   $(1,467)  $117,963
Corporate                                  74,755      613    (1,987)    73,381
Municipal                                     502       31        --        533
Mortgage-backed securities                 29,963       98      (817)    29,244
Commercial mortgage-backed securities      32,095      635      (315)    32,415
Asset-backed securities                    14,195      366       (39)    14,522
                                         --------   ------   -------   --------
   Total fixed income securities         $268,331   $4,352   $(4,625)  $268,058
                                         ========   ======   =======   ========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2007:

                                         AMORTIZED      FAIR
($ IN THOUSANDS)                            COST       VALUE
                                         ---------   --------
Due in one year or less                   $  5,999   $  5,993
Due after one year through five years      108,836    111,555
Due after five years through ten years      75,110     76,697
Due after ten years                         37,699     39,519
                                          --------   --------
                                           227,644    233,764
Mortgage and asset-backed securities        39,148     39,380
                                          --------   --------
   Total                                  $266,792   $273,144
                                          ========   ========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

($ IN THOUSANDS)                         2007      2006      2005
                                       -------   -------   -------
Fixed income securities                $13,533   $13,495   $13,190
Short-term investments                   1,117       762       689
                                       -------   -------   -------
   Investment income, before expense    14,650    14,257    13,879
   Investment expense                     (393)     (309)     (247)
                                       -------   -------   -------
   Net investment income               $14,257   $13,948   $13,632
                                       =======   =======   =======

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses for the years ended December 31 are as follows.

($ IN THOUSANDS)                                2007     2006     2005
                                               -----   -------   -----
Realized capital gains and losses, pretax      $(417)  $(1,255)  $(174)
Income tax benefit                               146       438      60
                                               -----   -------   -----
Realized capital gains and losses, after-tax   $(271)  $  (817)  $(114)
                                               =====   =======   =====

     Gross losses of $32 thousand, $1.3 million and $174 thousand were realized on sales of fixed income securities during 2007, 2006 and 2005, respectively. There were no gross gains realized on sales of fixed income securities during 2007, 2006 or 2005.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                     GROSS UNREALIZED
($ IN THOUSANDS)                            FAIR     ----------------   UNREALIZED
AT DECEMBER 31, 2007                        VALUE     GAINS    LOSSES    NET GAINS
                                          --------   ------   -------   ----------
Fixed income securities                   $273,144   $7,715   $(1,363)   $ 6,352
Deferred income taxes                                                     (2,223)
                                                                         -------
Unrealized net capital gains and losses                                  $ 4,129
                                                                         =======

                                                     GROSS UNREALIZED
($ IN THOUSANDS)                            FAIR     ----------------   UNREALIZED
AT DECEMBER 31, 2006                        VALUE     GAINS    LOSSES    NET GAINS
                                          --------   ------   -------   ----------
Fixed income securities                   $268,058   $4,352   $(4,625)   $  (273)
Deferred income taxes                                                         95
                                                                         -------
Unrealized net capital gains and losses                                  $  (178)
                                                                         =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN THOUSANDS)                                        2007      2006      2005
                                                      -------   -------   -------
Fixed income securities                               $ 6,625   $(1,361)  $(7,340)
Deferred income taxes                                  (2,318)      476     2,568
                                                      -------   -------   -------
Decrease in unrealized net capital gains and losses   $ 4,307   $  (885)  $(4,772)
                                                      =======   =======   =======

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the financial condition of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                 LESS THAN 12 MONTHS                 12 MONTHS OR MORE
                          --------------------------------   ---------------------------------      TOTAL
($ IN THOUSANDS)            NUMBER      FAIR    UNREALIZED     NUMBER      FAIR     UNREALIZED   UNREALIZED
AT DECEMBER 31, 2007      OF ISSUES    VALUE      LOSSES     OF ISSUES     VALUE      LOSSES       LOSSES
                          ---------   -------   ----------   ---------   --------   ----------   ----------
Fixed income securities
U.S. Government and
   agencies                    1      $ 4,095     $  (7)          1      $  2,984    $   (29)     $   (36)
Corporate                      3        6,065       (76)         16        33,087       (827)        (903)
Mortgage-backed
   securities                  1        5,595       (44)          8        15,983       (259)        (303)
Commercial mortgage-
   backed securities           1        1,946       (59)          6        13,054        (50)        (109)
Asset-backed securities       --           --        --           1           991        (12)         (12)
                             ---      -------     -----         ---      --------    -------      -------
   Total                       6      $17,701     $(186)         32      $ 66,099    $(1,177)     $(1,363)
                             ===      =======     =====         ===      ========    =======      =======
Investment grade fixed
   income securities           6      $17,701     $(186)         32      $ 66,099    $(1,177)     $(1,363)
Below investment
   grade fixed income
   securities                 --           --        --          --            --         --           --
                             ---      -------     -----         ---      --------    -------      -------
Total fixed income
   securities                  6      $17,701     $(186)         32      $ 66,099    $(1,177)     $(1,363)
                             ===      =======     =====         ===      ========    =======      =======
AT DECEMBER 31, 2006
Fixed income securities
U.S. Government and
   agencies                    4      $26,597     $(153)         10      $ 44,123    $(1,314)     $(1,467)
Corporate                      2        1,985       (18)         24        46,462     (1,969)      (1,987)
Mortgage-backed
   securities                  1            1        --          10        25,880       (817)        (817)
Commercial mortgage-
   backed securities           1        2,483        (9)          6        12,813       (306)        (315)
Asset-backed securities       --           --        --           1           968        (39)         (39)
                             ---      -------     -----         ---      --------    -------      -------
     Total                     8      $31,066     $(180)         51      $130,246    $(4,445)     $(4,625)
                             ===      =======     =====         ===      ========    =======      =======
Investment grade fixed
   income securities           8      $31,066     $(180)         51      $130,246    $(4,445)     $(4,625)
Below investment
   grade fixed income
   securities                 --           --        --          --            --         --           --
                             ---      -------     -----         ---      --------    -------      -------
Total fixed income
   securities                  8      $31,066     $(180)         51      $130,246    $(4,445)     $(4,625)
                             ===      =======     =====         ===      ========    =======      =======

     At December 31, 2007, all unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's, Fitch or Dominion; or aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2007, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

OTHER INVESTMENT INFORMATION

     At December 31, 2007, fixed income securities and short-term investments with a carrying value of $9.8 million were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since certain reinsurance recoverables, reserve for life-contingent contract benefits and deferred income taxes are not included in accordance with SFAS No. 107, "Disclosures about Fair Value of Financial Instruments". Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                             DECEMBER 31, 2007           DECEMBER 31, 2006
                                         -------------------------   -------------------------
                                           CARRYING        FAIR        CARRYING        FAIR
($ IN THOUSANDS)                            VALUE         VALUE         VALUE         VALUE
                                         -----------   -----------   -----------   -----------
Fixed income securities                  $   273,144   $   273,144   $   268,058   $   268,058
Short-term investments                        28,057        28,057         8,264         8,264
Reinsurance recoverables on investment
   contracts                              14,585,478    13,880,704    15,965,432    15,120,781
Separate accounts                          3,067,127     3,067,127     3,097,550     3,097,550

     The fair values of fixed income securities are based upon observable market quotations, observable market data or are derived from such quotations and observable market data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The fair value of reinsurance recoverables on investment contracts is based on the fair value of the underlying annuity contract account liabilities, adjusted for credit risk. Separate accounts assets are carried in the Statements of Financial Position at fair value based on observable market prices.

FINANCIAL LIABILITIES

                                                   DECEMBER 31, 2007           DECEMBER 31, 2006
                                               -------------------------   -------------------------
                                                 CARRYING        FAIR        CARRYING       FAIR
($ IN THOUSANDS)                                  VALUE         VALUE         VALUE         VALUE
                                               -----------   -----------   -----------   -----------
Contractholder funds on investment contracts   $14,574,593   $13,883,714   $15,334,580   $14,498,948
Separate accounts                                3,067,127     3,067,127     3,097,550     3,097,550

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the financial statements. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include embedded derivative financial instruments. Derivatives that are embedded in certain variable annuity contracts and equity-indexed annuity contracts are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). Embedded derivative financial instruments are accounted for on a fair value basis. Embedded derivative financial instruments subject to bifurcation are reflected as a component of contractholder funds in the Statements of Financial Position. Changes in the fair value of embedded derivative financial instruments are ceded to ALIC. Reinsurance agreements that cede the value of embedded derivative financial instruments are reflected as a component of reinsurance recoverables in the Statements of Financial Position.

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments.

                                                               CARRYING      CARRYING
                                       NOTIONAL       FAIR       VALUE        VALUE
($ IN THOUSANDS)                        AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2007
--------------------
Equity-indexed and forward starting
   options in life and annuity
   product contracts                  $3,611,546   $(102,858)     $--       $(102,858)
Guaranteed accumulation benefits         331,597        (306)      --            (306)
Guaranteed withdrawal benefits            61,994          50       --              50
Other embedded derivative financial
   instruments                             3,775          (5)      --              (5)

                                                               CARRYING      CARRYING
                                       NOTIONAL       FAIR       VALUE        VALUE
($ IN THOUSANDS)                        AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2006
--------------------
Equity-indexed and forward starting
   options in life and annuity
   product contracts                  $3,016,132   $(167,707)     $--       $(167,707)
Guaranteed accumulation benefits         340,157       1,381       --           1,381
Guaranteed withdrawal benefits            62,736          43       --              43
Other embedded derivative financial
   instruments                             3,775          (5)      --              (5)

    The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements.

    Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair values are determined using widely accepted valuation models and other appropriate valuation methods.

    Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2007 or 2006.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

($ IN THOUSANDS)                                            2007         2006
                                                         ----------   ----------
Immediate annuities                                      $  709,195   $  722,539
Traditional life                                          1,045,153      932,866
Other                                                       593,768      471,050
                                                         ----------   ----------
   Total reserve for life-contingent contract benefits   $2,348,116   $2,126,455
                                                         ==========   ==========

    The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

           PRODUCT                       MORTALITY                INTEREST RATE           ESTIMATION METHOD
------------------------------   -------------------------   ----------------------   ------------------------
Immediate annuities              1983 individual annuity     Interest rate            Present value of
                                 mortality table             assumptions range from   expected future benefits
                                 1983-a annuity mortality    3.0% to 8.8%             based on historical
                                 table                                                experience
                                 Annuity 2000 mortality
                                 table

Traditional life                 Actual company experience   Interest rate            Net level premium
                                 plus loading                assumptions range from   reserve method using the
                                                             4.0% to 8.0%             Company's withdrawal
                                                                                      experience rates

Other:
   Variable annuity              90% of 1994 group annuity   Interest rate            Projected benefit ratio
      guaranteed minimum death   mortality table with        assumptions range from   applied to cumulative
      benefits                   internal modifications      6.5% to 7.0%             assessments

   Accident & health             Actual company experience                            Unearned premium;
                                 plus loading                                         additional contract
                                                                                      reserves for traditional
                                                                                      life

     At December 31, contractholder funds consists of the following:

($ IN THOUSANDS)                       2007          2006
                                   -----------   -----------
Interest-sensitive life            $ 3,217,074   $ 2,841,433
Investment contracts:
   Immediate annuities                 457,683       480,602
   Fixed annuities                  14,089,197    14,822,531
   Other                                56,931        51,056
                                   -----------   -----------
      Total contractholder funds   $17,820,885   $18,195,622
                                   ===========   ===========

     The following table highlights the key contract provisions relating to contractholder funds:

                 PRODUCT                           INTEREST RATE          WITHDRAWAL/SURRENDER CHARGES
-----------------------------------------   ------------------------   -----------------------------------
Interest-sensitive life insurance           Interest rates credited    Either a percentage of account
                                            range from 3.5% to 6.0%    balance or dollar amount grading
                                                                       off generally over 20 years

Fixed annuities                             Interest rates credited    Either a declining or a level
                                            range from 2.2% to 8.8%    percentage charge generally over
                                            for immediate annuities    nine years or less. Additionally,
                                            and 1.7% to 16.0% for      approximately 27.9% of fixed
                                            fixed annuities            annuities are subject to market
                                                                       value adjustment for discretionary
                                                                       withdrawals.

Other investment contracts:
     Variable guaranteed minimum income     Interest rates used in     Withdrawal and surrender charges
     benefit and secondary guarantees       establishing reserves      are based on the terms of the
     on interest-sensitive life and fixed   range from 1.8% to 10.3%   related interest-sensitive life or
     annuities                                                         fixed annuity contract.

     Contractholder funds activity for the years ended December 31 is as follows:

($ IN THOUSANDS)                         2007          2006
                                     -----------   -----------
Balance, beginning of year           $18,195,622   $17,462,104
Deposits                               1,966,374     2,668,782
Interest credited                        762,956       865,479
Benefits                                (572,506)     (512,353)
Surrenders and partial withdrawals    (2,236,168)   (1,962,149)
Net transfers to separate accounts         2,834       (58,681)
Contract charges                        (303,528)     (255,710)
Other adjustments                          5,301       (11,850)
                                     -----------   -----------
Balance, end of year                 $17,820,885   $18,195,622
                                     ===========   ===========

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                  DECEMBER 31,
                                             ---------------------
($ IN MILLIONS)                                 2007        2006
                                             ---------   ---------
IN THE EVENT OF DEATH
   Separate account value                    $ 2,220.4   $ 2,333.2
   Net amount at risk (1)                    $    86.2   $   108.5
   Average attained age of contractholders    60 years    59 years

AT ANNUITIZATION
   Separate account value                    $   390.5   $   388.4
   Net amount at risk (2)                    $     1.0   $     0.6
   Weighted average waiting period until
      annuitization options available          3 years     3 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                    $    61.9   $    61.8
   Net amount at risk (3)                    $      --   $      --

ACCUMULATION AT SPECIFIED DATES
   Separate account value                    $   331.5   $   337.3
   Net amount at risk (4)                    $      --   $      --
   Weighted average waiting period until
      guarantee date                          13 years    13 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2007, reserves for variable annuity contracts and secondary guarantee liabilities related to death, income, accumulation and withdrawal benefits were $40 million, $27 million, $306 thousand and $(50) thousand, respectively. As of December 31, 2006, reserves for variable annuity contracts and secondary guarantee liabilities related to death, income, accumulation and withdrawal benefits were $28 million, $33 million, $(1) thousand and $(43) thousand, respectively.

7. REINSURANCE

     The Company has reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies with a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2007, 93.0% of the total reinsurance recoverables were related to ALIC and 7.0% were related to non-affiliated reinsurers. At December 31, 2007 and 2006, approximately 96% of the Company's non-affiliated reinsurance recoverables are due from companies rated A or better by Standard & Poor's.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN THOUSANDS)                       2007         2006         2005
                                    ----------   ---------    ---------
PREMIUMS AND CONTRACT CHARGES

Direct                              $1,038,671   $ 944,823    $ 840,691
Assumed                                  9,132      10,238        6,572
Ceded:
   Affiliate                          (623,102)   (546,554)    (461,496)
   Non-affiliate                      (424,701)   (408,507)    (385,767)
                                    ----------   ---------    ---------
Premiums and contract charges,
   net of reinsurance               $       --   $      --    $      --
                                    ==========   =========    =========

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ IN THOUSANDS)                        2007          2006          2005
                                    -----------   -----------   -----------
INTEREST CREDITED TO
   CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND EXPENSES
Direct                              $ 1,964,326   $ 1,972,975   $ 1,959,229
Assumed                                  10,473         9,762         7,658
Ceded:
   Affiliate                         (1,421,831)   (1,487,799)   (1,483,707)
   Non-affiliate                       (552,968)     (494,938)     (483,180)
                                    -----------   -----------   -----------
Interest credited to
   contractholder funds, contract
   benefits and expenses,
   net of reinsurance               $        --   $        --   $        --
                                    ===========   ===========   ===========
8. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office equipment. Total rent expense for all leases was $51 thousand, $57 thousand and $59 thousand in 2007, 2006 and 2005, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2007 are as follows:

                   OPERATING
($ IN THOUSANDS)     LEASES
                   ---------
2008                  $ 3
2009                   --
Thereafter             --
                      ---
                      $ 3
                      ===

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2007.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC's interlocutory appeal of the trial court's summary judgment order is now pending in the United States Court of Appeals for the Eighth Circuit.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals opted out. AIC has moved for judgment on the pleadings and summary judgment.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") is currently examining the Corporation's 2005 and 2006 federal income tax returns. The IRS has completed its examination of the Corporation's federal income tax returns through 2004 and the statute of limitations has expired on years prior to 2003.

     The Company adopted the provisions of FIN 48 on January 1, 2007. The Company had no liability for unrecognized tax benefits at January 1, 2007 or December 31, 2007, and believes it is reasonably possible that the liability balance will not significantly increase or decrease within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                           2007     2006
                                         -------   -----
($ IN THOUSANDS)
DEFERRED ASSETS
Unrealized net capital losses            $    --   $  95
DEFERRED LIABILITIES
Unrealized net capital gains              (2,223)     --
Difference in tax bases of investments      (254)   (229)
Other liabilities                             (2)     (1)
                                         -------   -----
   Total deferred liabilities             (2,479)   (230)
                                         -------   -----
      Net deferred liabilities           $(2,479)  $(135)
                                         =======   =====

     The components of income tax expense for the years ended December 31 are as follows:

($ IN THOUSANDS)               2007     2006     2005
                              ------   ------   ------

Current                       $4,810   $4,412   $4,769
Deferred                          25       21      (98)
                              ------   ------   ------
   Total income tax expense   $4,835   $4,433   $4,671
                              ======   ======   ======

     The Company paid income taxes of $4.4 million and $4.8 million in 2007 and 2006, respectively, and received an income tax refund of $38 thousand in 2005.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                     2007     2006     2005
                                    -----    -----    -----
Statutory federal income tax rate    35.0%    35.0%    35.0%
Other                                (0.1)    (0.1)    (0.3)
                                    -----    -----    -----
Effective income tax rate            34.9%    34.9%    34.7%
                                    =====    =====    =====

10. STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2007, 2006, and 2005 was $9.1 million, $9.1 million and $8.8 million, respectively. Statutory capital and surplus was $282.9 million and $274.4 million as of December 31, 2007 and 2006, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2008 without prior approval of the Nebraska Department of Insurance is $28.3 million. In the twelve-month period beginning January 1, 2007, the Company did not pay any dividends.

11. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive loss on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN THOUSANDS)

                                                                2007
                                                      -------------------------
                                                       Pre-              After-
                                                       tax       Tax       tax
                                                      ------   -------   ------
Unrealized holding losses arising during the period   $6,211   $(2,173)  $4,038
Less: reclassification adjustments                      (414)      145     (269)
                                                      ------   -------   ------
Unrealized net capital gains and losses                6,625    (2,318)   4,307
                                                      ------   -------   ------
Other comprehensive income                            $6,625   $(2,318)  $4,307
                                                      ======   =======   ======

                                                                2006
                                                      ------------------------
                                                        Pre-            After-
                                                        tax     Tax      tax
                                                      -------   ----   -------
Unrealized holding losses arising during the period   $(2,601)  $910   $(1,691)
Less: reclassification adjustments                     (1,240)   434      (806)
                                                      -------   ----   -------
Unrealized net capital gains and losses                (1,361)   476      (885)
                                                      -------   ----   -------
Other comprehensive loss                              $(1,361)  $476   $  (885)
                                                      =======   ====   =======

                                                                2005
                                                     --------------------------
                                                       Pre-              After-
                                                       tax       Tax      tax
                                                     -------   ------   -------
Unrealized holding losses arising during the period  $(7,514)  $2,628   $(4,886)
Less: reclassification adjustments                      (174)      60      (114)
                                                     -------   ------   -------
Unrealized net capital gains and losses               (7,340)   2,568    (4,772)
                                                     -------   ------   -------
Other comprehensive loss                             $(7,340)  $2,568   $(4,772)
                                                     =======   ======   =======

                    --------------------------------------------------------
                    LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT FINANCIAL STATEMENTS AS OF DECEMBER 31, 2007 AND FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 2007, the related statements of operations for the period then ended, and the statements of changes in net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Life Account as of December 31, 2007, the results of their operations for the period then ended, and the changes in their net assets for each of the periods in the two year period then ended ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 25, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                             AIM Variable      AIM Variable      AIM Variable      AIM Variable
                               Insurance        Insurance         Insurance          Insurance         The Alger        The Alger
                                 Funds            Funds             Funds              Funds         American Fund    American Fund
                              Sub-Account      Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account
                           ----------------  ----------------  ----------------  ----------------  ----------------  --------------

                                                AIM V. I.                            AIM V. I.                             Alger
                               AIM V. I.         Capital           AIM V. I.          Mid Cap            Alger           Income &
                              Basic Value      Appreciation      Core Equity        Core Equity          Growth           Growth
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $      6,154,531  $      1,093,324  $        247,617  $      1,223,831  $     11,500,444  $     6,344,139
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

   Total assets            $      6,154,531  $      1,093,324  $        247,617  $      1,223,831  $     11,500,444  $     6,344,139
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $      6,154,531  $      1,093,324  $        247,617  $      1,223,831  $     11,500,444  $     6,344,139

   Total net assets        $      6,154,531  $      1,093,324  $        247,617  $      1,223,831  $     11,500,444  $     6,344,139
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                    483,467            37,226             8,506            83,997           233,417          523,444
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $      5,680,791  $        954,500  $        230,624  $      1,174,251  $      8,928,695  $     5,539,402
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          12.93  $          14.14  $          11.80  $          14.34  $          16.26  $         16.73
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          13.26  $          14.14  $          11.80  $          14.34  $          16.26  $         16.73
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  DWS Investments   DWS Investments        DWS
                               The Alger         The Alger         The Alger         Variable          Variable          Variable
                             American Fund     American Fund     American Fund    Insurance Trust   Insurance Trust      Series I
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

                                 Alger              Alger           Alger             DWS VIP          DWS VIP
                               Leveraged           MidCap           Small            Equity 500       Small Cap          DWS VIP
                                AllCap             Growth       Capitalization        Index A          Index A            Bond
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $     16,234,159  $     30,221,917  $      7,723,555  $      2,322,251  $        844,001  $     7,483,089
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

   Total assets            $     16,234,159  $     30,221,917  $      7,723,555  $      2,322,251  $        844,001  $     7,483,089
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $     16,234,159  $     30,221,917  $      7,723,555  $      2,322,251  $        844,001  $     7,483,089

   Total net assets        $     16,234,159  $     30,221,917  $      7,723,555  $      2,322,251  $        844,001  $     7,483,089
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                    293,088         1,279,505           231,799           149,533            57,376        1,072,076
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $     10,366,006  $     24,422,349  $      5,142,177  $      1,897,513  $        791,246  $     7,374,695
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          25.42  $          29.37  $          16.84  $          19.13  $          22.16  $         15.81
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          25.42  $          29.37  $          16.84  $          19.13  $          22.16  $         18.78
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                                  DWS               DWS               DWS               DWS            Federated        Federated
                               Variable           Variable          Variable         Variable          Insurance        Insurance
                               Series I           Series I          Series I         Series II           Series          Series
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
                                                                                                                        Federated
                                DWS VIP          DWS VIP                                               Federated      Fund for U.S.
                                Global          Growth and          DWS VIP           DWS VIP           Capital        Government
                             Opportunities        Income         International      Balanced A      Income Fund II    Securities II
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $      6,922,387  $      2,248,942  $      3,875,708  $      4,204,257  $      3,497,201  $     8,252,408
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

   Total assets            $      6,922,387  $      2,248,942  $      3,875,708  $      4,204,257  $      3,497,201  $     8,252,408
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $      6,922,387  $      2,248,942  $      3,875,708  $      4,204,257  $      3,497,201  $     8,252,408

   Total net assets        $      6,922,387  $      2,248,942  $      3,875,708  $      4,204,257  $      3,497,201  $     8,252,408
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                    378,686           208,043           258,208           169,458           363,534          715,734
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $      5,229,023  $      1,845,414  $      2,919,238  $      3,701,083  $      3,319,245  $     8,124,982
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          29.79  $          12.77  $          17.77  $          12.13  $          11.53  $         15.90
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          29.79  $          12.77  $          17.77  $          12.36  $          17.99  $         18.92
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                                                  Fidelity          Fidelity         Fidelity           Fidelity        Fidelity
                               Federated          Variable          Variable         Variable           Variable        Variable
                               Insurance         Insurance         Insurance         Insurance         Insurance        Insurance
                                Series         Products Fund     Products Fund     Products Fund     Products Fund    Products Fund
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

                               Federated
                              High Income        VIP Asset                              VIP
                             Bond Fund II         Manager       VIP Contrafund     Equity-Income      VIP Growth      VIP Index 500
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $      8,129,872  $      9,843,196  $     75,352,842  $     44,266,469  $     54,322,089  $    45,360,812
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

   Total assets            $      8,129,872  $      9,843,196  $     75,352,842  $     44,266,469  $     54,322,089  $    45,360,812
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $      8,129,872  $      9,843,196  $     75,352,842  $     44,266,469  $     54,322,089  $    45,360,812

   Total net assets        $      8,129,872  $      9,843,196  $     75,352,842  $     44,266,469  $     54,322,089  $    45,360,812
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                  1,085,430           594,037         2,700,819         1,851,379         1,203,947          276,557
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $      8,224,213  $      8,852,327  $     71,333,408  $     43,768,623  $     41,879,829  $    37,401,284
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          15.03  $          16.27  $          24.21  $          18.59  $          16.21  $         14.30
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          21.35  $          23.30  $          35.19  $          35.72  $          33.24  $         15.49
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                               Fidelity           Fidelity          Fidelity
                               Variable           Variable          Variable
                               Insurance         Insurance         Insurance        Janus Aspen       Janus Aspen      Janus Aspen
                             Products Fund     Products Fund     Products Fund        Series             Series          Series
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------


                            VIP Investment          VIP                                                 Flexible          Forty
                              Grade Bond        Money Market     VIP Overseas        Balanced             Bond          Portfolio
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $      2,589,936  $     23,732,280  $     24,063,542  $     32,488,339  $      6,747,386  $     2,902,172
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

   Total assets            $      2,589,936  $     23,732,280  $     24,063,542  $     32,488,339  $      6,747,386  $     2,902,172
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $      2,589,936  $     23,732,280  $     24,063,542  $     32,488,339  $      6,747,386  $     2,902,172

   Total net assets        $      2,589,936  $     23,732,280  $     24,063,542  $     32,488,339  $      6,747,386  $     2,902,172
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                    202,973        23,732,280           950,377         1,081,143           588,777           70,475
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $      2,555,666  $     23,732,280  $     18,425,948  $     25,678,382  $      7,018,232  $     2,203,304
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          12.06  $          14.04  $          20.54  $          21.21  $          16.66  $         18.94
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          12.06  $          16.11  $          26.29  $          38.10  $          23.65  $         19.43
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Janus Aspen      Janus Aspen       Janus Aspen
                                                                                      Series            Series           Series
                              Janus Aspen       Janus Aspen       Janus Aspen        (Service          (Service        (Service
                                Series             Series            Series           Shares)           Shares)          Shares)
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account       Sub-Account
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
                                                                                                                          Mid Cap
                                                                                     Balanced       Foreign Stock          Value
                               Large Cap                           Worldwide         (Service          (Service          (Service
                                Growth        Mid Cap Growth         Growth           Shares)           Shares)           Shares)
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $     36,964,351  $     44,058,057  $     38,443,037  $      3,139,191  $      8,798,456  $     1,925,743
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

   Total assets            $     36,964,351  $     44,058,057  $     38,443,037  $      3,139,191  $      8,798,456  $     1,925,743
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $     36,964,351  $     44,058,057  $     38,443,037  $      3,139,191  $      8,798,456  $     1,925,743

   Total net assets        $     36,964,351  $     44,058,057  $     38,443,037  $      3,139,191  $      8,798,456  $     1,925,743
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                  1,399,105         1,103,106         1,088,113           101,004           460,411          115,383
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $     31,504,085  $     34,839,913  $     29,936,721  $      2,730,881  $      7,284,401  $     1,846,127
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          14.92  $          21.00  $          15.33  $          16.56  $          17.59  $         15.51
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          29.14  $          37.58  $          32.65  $          16.56  $          18.31  $         15.51
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Legg Mason      Legg Mason
                                                                                                       Partners        Partners
                              Janus Aspen      Janus Aspen       Janus Aspen          Lazard           Variable        Variable
                                Series            Series            Series          Retirement        Portfolios       Portfolios
                           (Service Shares)  (Service Shares)  (Service Shares)    Series, Inc.         I, Inc           I, Inc
                              Sub-Account      Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account
                           ----------------  ----------------  ---------------   ---------------- ----------------- ----------------
                                                                                                       Legg Mason      Legg Mason
                             Risk-Managed         Small           Worldwide                             Variable     Variable Global
                                 Core         Company Value         Growth           Emerging         Fundamental      High Yield
                           (Service Shares)  (Service Shares)  (Service Shares)       Markets            Value           Bond II
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $        591,232  $        912,317  $        853,133  $      1,660,371  $        873,304  $     1,077,920
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

   Total assets            $        591,232  $        912,317  $        853,133  $      1,660,371  $        873,304  $     1,077,920
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $        591,232  $        912,317  $        853,133  $      1,660,371  $        873,304  $     1,077,920

   Total net assets        $        591,232  $        912,317  $        853,133  $      1,660,371  $        873,304  $     1,077,920
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                     44,487            50,712            24,354            64,757            40,263          119,107
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $        594,281  $        968,270  $        662,458  $      1,335,554  $        960,575  $     1,173,100
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE

   Lowest                  $          14.97  $          12.67  $          19.15  $          51.57  $           9.60  $         12.68
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          14.97  $          12.67  $          19.15  $          51.57  $           9.60  $         12.68
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------


                              Legg Mason
                               Partners        MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable
                               Variable         Insurance         Insurance         Insurance         Insurance         Insurance
                           Portfolios I, Inc      Trust             Trust            Trust              Trust            Trust
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account
                           ----------------- ----------------  ----------------  ----------------  ----------------  ---------------
                              Legg Mason
                               Variable                              MFS          MFS Investors                         MFS New
                              Investors        MFS Emerging      High Income         Growth        MFS Investors      Discovery
                              Portfolio I      Growth Series        Series        Stock Series      Trust Series    Discovery Series
                           ----------------  ----------------  ---------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair value  $      1,739,272  $      8,261,191  $       540,019  $        476,777  $      4,874,594  $     6,967,782
                           ----------------  ----------------  ---------------  ----------------  ----------------  ---------------

   Total assets            $      1,739,272  $      8,261,191  $       540,019  $        476,777  $      4,874,594  $     6,967,782
                           ================  ================  ===============  ================  ================  ===============

NET ASSETS
Accumulation units         $      1,739,272  $      8,261,191  $       540,019  $        476,777  $      4,874,594  $     6,967,782

   Total net assets        $      1,739,272  $      8,261,191  $       540,019  $        476,777  $      4,874,594  $     6,967,782
                           ================  ================  ===============  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                    105,283           330,316           56,725            40,336           207,253          418,989
                           ================  ================  ===============  ================  ================  ===============

Cost of investments        $      1,538,576  $      6,566,584  $       555,906  $        420,480  $      3,576,831  $     6,027,902
                           ================  ================  ===============  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          14.09  $          15.51  $         12.45  $          13.76  $          14.48  $         21.90
                           ================  ================  ===============  ================  ================  ===============

   Highest                 $          14.46  $          15.51  $         12.45  $          13.76  $          14.48  $         21.90
                           ================  ================  ===============  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     MFS Variable
                             MFS Variable      MFS Variable       MFS Variable     MFS Variable        Insurance       Oppenheimer
                               Insurance        Insurance          Insurance         Insurance           Trust          Variable
                                 Trust            Trust              Trust             Trust       (Service Class)    Account Funds
                              Sub-Account      Sub-Account        Sub-Account       Sub-Account      Sub-Account       Sub-Account
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
                                                                                                       MFS New
                                                                                                      Discovery        Oppenheimer
                             MFS Research        MFS Total           MFS                                Series           Global
                                Series         Return Series   Utilities Series  MFS Value Series  (Service Class)     Securities
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $      3,052,016  $     19,554,932  $      2,003,981  $      1,139,411  $        498,711  $     4,789,591
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

   Total assets            $      3,052,016  $     19,554,932  $      2,003,981  $      1,139,411  $        498,711  $     4,789,591
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $      3,052,016  $     19,554,932  $      2,003,981  $      1,139,411  $        498,711  $     4,789,591

   Total net assets        $      3,052,016  $     19,554,932  $      2,003,981  $      1,139,411  $        498,711  $     4,789,591
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                    150,494           901,980            58,120            74,716            30,577          132,054
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $      2,428,800  $     17,554,573  $      1,535,075  $      1,038,691  $        461,217  $     4,463,410
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          15.20  $          18.81  $          35.65  $          15.75  $          12.46  $         16.67
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          15.20  $          18.81  $          35.65  $          15.75  $          12.46  $         16.67
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                                                                 Oppenheimer
                                                                   Variable                        Panorama Series
                              Oppenheimer       Oppenheimer     Account Funds                         Fund, Inc.      PIMCO Advisors
                               Variable           Variable      (Service Class    Panorama Series   (Service Class      Variable
                             Account Funds     Account Funds       ("SC"))          Fund, Inc.         ("SC"))       Insurance Trust
                              Sub-Account       Sub-Account      Sub-Account        Sub-Account      Sub-Account       Sub-Account
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
                              Oppenheimer                         Oppenheimer
                              Main Street       Oppenheimer       Main Street       Oppenheimer      Oppenheimer
                               Small Cap           MidCap          Small Cap       International    International
                                Growth              Fund          Growth (SC)         Growth          Growth (SC)     OpCap Balanced
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $      4,909,892  $        575,235  $      8,514,192  $      1,171,262  $      4,032,172  $     1,997,276
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

   Total assets            $      4,909,892  $        575,235  $      8,514,192  $      1,171,262  $      4,032,172  $     1,997,276
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $      4,909,892  $        575,235  $      8,514,192  $      1,171,262  $      4,032,172  $     1,997,276

   Total net assets        $      4,909,892  $        575,235  $      8,514,192  $      1,171,262  $      4,032,172  $     1,997,276
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                    269,774            10,639           472,224           549,888         1,824,512          199,928
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $      4,641,020  $        550,229  $      7,672,695  $        927,394  $      3,157,833  $     2,075,103
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          22.85  $          12.98  $          16.22  $          34.22  $          19.54  $         11.56
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          22.85  $          12.98  $          16.87  $          34.22  $          19.54  $         11.86
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                            PIMCO Advisors    PIMCO Advisors
                               Variable          Variable       PIMCO Variable    PIMCO Variable     PIMCO Variable  PIMCO Variable
                            Insurance Trust   Insurance Trust  Insurance Trust    Insurance Trust   Insurance Trust  Insurance Trust
                              Sub-Account       Sub-Account      Sub-Account        Sub-Account       Sub-Account      Sub-Account
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------


                                 OpCap            OpCap                                                   PIMCO           PIMCO
                              Renaissance       Small Cap        Foreign Bond      Money Market       Real Return     Total Return
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $        340,508  $      6,702,275  $      3,307,523  $      2,815,803  $      1,606,554  $    12,663,443
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
   Total assets            $        340,508  $      6,702,275  $      3,307,523  $      2,815,803  $      1,606,554  $    12,663,443
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $        340,508  $      6,702,275  $      3,307,523  $      2,815,803  $      1,606,554  $    12,663,443

   Total net assets        $        340,508  $      6,702,275  $      3,307,523  $      2,815,803  $      1,606,554  $    12,663,443
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                     23,023           229,609           326,830         2,815,803           127,809        1,207,192
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $        333,300  $      7,367,852  $      3,332,002  $      2,815,803  $      1,586,260  $    12,455,458
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          13.06  $          14.65  $          12.31  $          11.44  $          12.33  $         13.04
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          13.06  $          15.24  $          12.80  $          11.44  $          12.33  $         13.57
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------


T. Rowe Price T. Rowe Price
                            Putnam Variable   Putnam Variable   Putnam Variable        Rydex            Equity           Equity
                                 Trust       Trust (Class IA)  Trust (Class IA)   Variable Trust      Series, Inc.     Series, Inc.
                              Sub-Account      Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
                                  VT                           VT International
                             International                        Growth and                         T. Rowe Price
                              Growth and      VT High Yield         Income          Rydex Sector       Blue Chip      T. Rowe Price
                                Income          (Class IA)        (Class IA)          Rotation           Growth       Equity Income
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $      8,488,048  $        719,681  $      1,491,949  $        668,855  $      1,886,185  $    23,871,589
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

   Total assets            $      8,488,048  $        719,681  $      1,491,949  $        668,855  $      1,886,185  $    23,871,589
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $      8,488,048  $        719,681  $      1,491,949  $        668,855  $      1,886,185  $    23,871,589

   Total net assets        $      8,488,048  $        719,681  $      1,491,949  $        668,855  $      1,886,185  $    23,871,589
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                    515,051            96,472            89,876            43,630           159,711        1,007,665
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $      8,238,488  $        729,009  $      1,432,616  $        579,342  $      1,597,164  $    21,928,999
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          20.58  $          16.21  $          28.49  $          23.54  $          14.29  $         20.62
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          21.42  $          16.21  $          28.49  $          23.54  $          14.29  $         20.62
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                             T. Rowe Price T. Rowe Price T. Rowe Price The
                                Universal The Universal The Universal Equity
                                Equity International Institutional Institutional
                                Institutional
                             Series, Inc.       Series, Inc.    Series, Inc.        Funds, Inc.       Funds, Inc.      Funds, Inc.
                              Sub-Account       Sub-Account     Sub-Account         Sub-Account       Sub-Account      Sub-Account
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

                                               T. Rowe Price T. Rowe Price Van
                             Kampen Van Kampen T. Rowe Price New America
                             International UIF Van Kampen UIF U.S.
                            Mid-Cap Growth         Growth           Stock          Equity Growth    UIF High Yield    Mid Cap Value
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $     11,629,871  $      2,060,127  $      5,932,089  $      2,045,797  $        267,188  $    13,118,656
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

   Total assets            $     11,629,871  $      2,060,127  $      5,932,089  $      2,045,797  $        267,188  $    13,118,656
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $     11,629,871  $      2,060,127  $      5,932,089  $      2,045,797  $        267,188  $    13,118,656

   Total net assets        $     11,629,871  $      2,060,127  $      5,932,089  $      2,045,797  $        267,188  $    13,118,656
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                    464,823            93,303           334,957           101,832            20,744          686,481
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $      9,424,922  $      1,728,738  $      4,888,478  $      1,580,639  $        283,611  $    11,856,616
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          28.22  $          13.75  $          17.49  $          15.57  $          15.12  $         16.28
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          28.22  $          13.75  $          17.49  $          15.98  $          15.12  $         16.71
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                                                  Van Eck           Van Eck           Van Eck
                             The Universal       Worldwide         Worldwide         Worldwide        Van Kampen       Van Kampen
                             Institutional       Insurance         Insurance         Insurance     Life Investment   Life Investment
                              Funds, Inc.          Trust             Trust             Trust            Trust             Trust
                              Sub-Account       Sub-Account       Sub-Account       Sub-Account      Sub-Account       Sub-Account
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
                                                  Van Eck           Van Eck
                              Van Kampen         Worldwide         Worldwide          Van Eck
                               UIF U.S.           Absolute          Emerging         Worldwide                         LIT Growth
                              Real Estate          Return           Markets         Hard Assets     LIT Government     and Income
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at fair value  $      4,316,084  $        132,087  $      3,161,865  $      3,023,185  $        689,351  $     3,106,364
                           ----------------  ----------------  ----------------  ----------------  ----------------  ---------------

   Total assets            $      4,316,084  $        132,087  $      3,161,865  $      3,023,185  $        689,351  $     3,106,364
                           ================  ================  ================  ================  ================  ===============

NET ASSETS
Accumulation units         $      4,316,084  $        132,087  $      3,161,865  $      3,023,185  $        689,351  $     3,106,364

   Total net assets        $      4,316,084  $        132,087  $      3,161,865  $      3,023,185  $        689,351  $     3,106,364
                           ================  ================  ================  ================  ================  ===============

FUND SHARE INFORMATION
Number of shares                    195,741            12,333           114,064            73,396            72,411          145,429
                           ================  ================  ================  ================  ================  ===============

Cost of investments        $      4,605,359  $        129,026  $      2,583,367  $      2,163,644  $        663,237  $     2,852,566
                           ================  ================  ================  ================  ================  ===============

ACCUMULATION UNIT VALUE
   Lowest                  $          25.65  $          11.25  $          32.28  $          34.66  $          11.94  $         20.36
                           ================  ================  ================  ================  ================  ===============

   Highest                 $          25.65  $          11.25  $          32.28  $          34.66  $          11.94  $         20.36
                           ================  ================  ================  ================  ================  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------------------

                              Van Kampen        Van Kampen
                            Life Investment  Life Investment     Wells Fargo        Wells Fargo
                           Trust (Class II)  Trust (Class II)   Variable Trust    Variable Trust
                              Sub-Account      Sub-Account       Sub-Account        Sub-Account
                           ----------------  ----------------  ----------------  ----------------

                            LIT Aggressive    LIT Growth and    Wells Fargo VT    Wells Fargo VT
                                Growth            Income          Advantage          Advantage
                              (Class II)        (Class II)        Discovery         Opportunity
                           ----------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair value  $      2,874,874  $      7,070,665  $      6,672,903  $      7,905,633
                           ----------------  ----------------  ----------------  ----------------

   Total assets            $      2,874,874  $      7,070,665  $      6,672,903  $      7,905,633
                           ================  ================  ================  ================

NET ASSETS
Accumulation units         $      2,874,874  $      7,070,665  $      6,672,903  $      7,905,633

   Total net assets        $      2,874,874  $      7,070,665  $      6,672,903  $      7,905,633
                           ================  ================  ================  ================

FUND SHARE INFORMATION
Number of shares                    502,600           331,800           331,820           358,858
                           ================  ================  ================  ================

Cost of investments        $      2,593,866  $      6,471,788  $      4,566,200  $      7,924,847
                           ================  ================  ================  ================

ACCUMULATION UNIT VALUE
   Lowest                  $          15.03  $          15.04  $          16.25  $          13.33
                           ================  ================  ================  ================

   Highest                 $          15.42  $          15.65  $          16.25  $          13.33
                           ================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                      AIM Variable   AIM Variable      AIM Variable    AIM Variable
                                        Insurance     Insurance         Insurance       Insurance      The Alger      The Alger
                                          Funds         Funds             Funds           Funds      American Fund  American Fund
                                       Sub-Account   Sub-Account       Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

                                                       AIM V. I.                        AIM V. I.                       Alger
                                       AIM V. I.        Capital          AIM V. I.       Mid Cap         Alger         Income &
                                      Basic Value    Appreciation      Core Equity     Core Equity       Growth         Growth
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      37,640  $             -  $         2,699  $       2,628  $      37,075  $      48,271
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk            (5,428)               -                -              -              -              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net investment income (loss)          32,212                -            2,699          2,628         37,075         48,271
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
      Proceeds from sales                  535,528          107,169           10,162        140,781      1,655,661        528,142
      Cost of investments sold             441,393           97,100            9,092        135,004      1,341,371        470,647
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                     94,135           10,069            1,070          5,777        314,290         57,495

Realized gain distributions                350,883                -                -         17,143              -              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized gains (losses)          445,018           10,069            1,070         22,920        314,290         57,495

Change in unrealized gains (losses)       (394,287)          90,726            9,013         56,920      1,640,221        493,403
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                     50,731          100,795           10,083         79,840      1,954,511        550,898
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $      82,943  $       100,795  $        12,782  $      82,468  $   1,991,586  $     599,169
                                     =============  ===============  ===============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           DWS            DWS
                                                                                       Investments    Investments
                                                                                         Variable       Variable         DWS
                                       The Alger       The Alger        The Alger       Insurance      Insurance       Variable
                                     American Fund   American Fund    American Fund       Trust          Trust         Series I
                                      Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

                                         Alger           Alger            Alger          DWS VIP        DWS VIP
                                       Leveraged         MidCap           Small        Equity 500        Small         DWS VIP
                                        AllCap           Growth       Capitalization     Index A      Cap Index A       Bond
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           -  $             -  $             -  $      33,077  $       7,179  $     403,824
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                 -                -                -              -              -        (13,645)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net investment income (loss)               -                -                -         33,077          7,179        390,179
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                1,087,389        2,296,243        1,852,314        149,719         38,779      2,158,214
      Cost of investments sold             718,326        1,953,656        1,223,234        121,571         33,920      2,156,112
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                    369,063          342,587          629,080         28,148          4,859          2,102

Realized gain distributions                      -        3,370,584                -              -         52,610              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized gains (losses)          369,063        3,713,171          629,080         28,148         57,469          2,102

Change in unrealized gains (losses)      3,538,252        3,457,441          612,090         49,276        (83,203)       (78,737)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                  3,907,315        7,170,612        1,241,170         77,424        (25,734)       (76,635)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $   3,907,315  $     7,170,612  $     1,241,170  $     110,501  $     (18,555) $     313,544
                                     =============  ===============  ===============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                          DWS             DWS              DWS             DWS         Federated      Federated
                                       Variable         Variable         Variable       Variable       Insurance      Insurance
                                       Series I         Series I         Series I       Series II        Series         Series
                                      Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
                                                                                                       Federated      Federated
                                        DWS VIP         DWS VIP                                         Capital     Fund for U.S.
                                        Global         Growth and        DWS VIP         DWS VIP         Income       Government
                                     Opportunities       Income       International    Balanced A       Fund II     Securities II
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      87,713  $        27,369  $        83,293  $     131,757  $     173,985  $     359,734
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                 -                -                -         (3,356)       (12,834)       (15,122)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net investment income (loss)          87,713           27,369           83,293        128,401        161,151        344,612
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
      Proceeds from sales                1,388,919          186,805          848,237        328,877        636,637      1,514,614
      Cost of investments sold           1,006,356          149,034          609,831        290,437        600,150      1,546,926
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                    382,563           37,771          238,406         38,440         36,487        (32,312)

Realized gain distributions                500,454           30,190                -              -              -              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized gains (losses)          883,017           67,961          238,406         38,440         36,487        (32,312)

Change in unrealized gains (losses)       (369,054)         (64,761)         164,341         23,995        (69,687)       163,409
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                    513,963            3,200          402,747         62,435        (33,200)       131,097
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $     601,676  $        30,569  $       486,040  $     190,836  $     127,951  $     475,709
                                     =============  ===============  ===============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                                        Fidelity         Fidelity        Fidelity       Fidelity       Fidelity
                                       Federated       Variable          Variable        Variable       Variable       Variable
                                       Insurance       Insurance        Insurance       Insurance      Insurance      Insurance
                                        Series       Products Fund    Products Fund   Products Fund  Products Fund  Products Fund
                                      Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

                                        Federated
                                       High Income     VIP Asset                           VIP
                                      Bond Fund II      Manager       VIP Contrafund  Equity-Income    VIP Growth   VIP Index 500
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $     647,432  $       563,618  $       676,376  $     838,998  $     390,823  $   1,621,778
Charges from Lincoln Benefit
   Life Company:

      Mortality and expense risk           (25,637)         (40,697)        (198,171)      (200,016)      (161,289)       (13,545)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net investment income (loss)         621,795          522,921          478,205        638,982        229,534      1,608,233
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                3,443,746        1,229,501       10,728,022      7,435,272      6,236,577      4,377,530
      Cost of investments sold           3,441,969        1,134,866        8,077,643      6,306,079      5,161,283      3,471,153
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                      1,777           94,635        2,650,379      1,129,193      1,075,294        906,377

Realized gain distributions                      -          245,544       18,050,379      3,700,296         44,492              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized gains (losses)            1,777          340,179       20,700,758      4,829,489      1,119,786        906,377

Change in unrealized gains (losses)       (373,424)         419,371      (10,067,792)    (4,811,758)     9,752,957       (176,526)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                   (371,647)         759,550       10,632,966         17,731     10,872,743        729,851
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $     250,148  $     1,282,471  $    11,111,171  $     656,713  $  11,102,277  $   2,338,084
                                     =============  ===============  ===============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                           Fidelity Fidelity Fidelity
                           Variable Variable Variable
                                       Insurance       Insurance        Insurance      Janus Aspen    Janus Aspen    Janus Aspen
                                     Products Fund   Products Fund    Products Fund      Series          Series         Series
                                      Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

                                          VIP
                                       Investment          VIP                                          Flexible        Forty
                                       Grade Bond     Money Market     VIP Overseas     Balanced          Bond        Portfolio
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      80,436  $     1,269,258  $       777,116  $     815,143  $     312,560  $       7,707
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                 -          (51,025)         (73,989)       (96,113)       (13,349)        (5,843)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net investment income (loss)          80,436        1,218,233          703,127        719,030        299,211          1,864
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                  177,302       41,740,756        8,332,877      2,506,715      1,783,380      1,033,800
      Cost of investments sold             176,788       41,740,756        6,270,438      2,009,115      1,882,747        856,582
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                        514                -        2,062,439        497,600        (99,367)       177,218

Realized gain distributions                      -                -        1,531,090              -              -              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized gains (losses)              514                -        3,593,529        497,600        (99,367)       177,218

Change in unrealized gains (losses)         17,913                -         (816,296)     1,870,779        236,105        510,158
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                     18,427                -        2,777,233      2,368,379        136,738        687,376
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $      98,863  $     1,218,233  $     3,480,360  $   3,087,409  $     435,949  $     689,240
                                     =============  ===============  ===============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       Janus Aspen    Janus Aspen    Janus Aspen
                                                                                          Series         Series        Series
                                      Janus Aspen     Janus Aspen      Janus Aspen      (Service       (Service       (Service
                                         Series           Series           Series        Shares)        Shares)        Shares)
                                      Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
                                                                                                                       Mid Cap
                                                                                        Balanced     Foreign Stock     Value
                                       Large Cap                        Worldwide       (Service        (Service      (Service
                                        Growth       Mid Cap Growth       Growth         Shares)         Shares)       Shares)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $     258,655  $        91,377  $       297,533  $      66,020  $     111,282  $      53,160
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk          (127,844)        (138,572)        (148,120)             -        (25,202)             -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net investment income (loss)         130,811          (47,195)         149,413         66,020         86,080         53,160
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                3,695,035        7,930,728        4,042,435        164,118      2,103,809        138,298
      Cost of investments sold           3,302,580        6,975,951        3,116,786        143,048      1,583,273        132,373
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                    392,455          954,777          925,649         21,070        520,536          5,925

Realized gain distributions                      -          226,732                -              -        162,488         52,001
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized gains (losses)          392,455        1,181,509          925,649         21,070        683,024         57,926

Change in unrealized gains (losses)      4,338,182        6,973,044        2,387,519        171,882        227,526        (18,106)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                  4,730,637        8,154,553        3,313,168        192,952        910,550         39,820
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $   4,861,448  $     8,107,358  $     3,462,581  $     258,972  $     996,630  $      92,980
                                     =============  ===============  ===============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                      Janus Aspen    Janus Aspen   Janus Aspen                    Legg Mason         Legg Mason
                                        Series         Series         Series        Lazard         Partners           Partners
                                       (Service       (Service       (Service     Retirement       Variable           Variable
                                        Shares)        Shares)       Shares)     Series, Inc.  Portfolios I, Inc  Portfolios I, Inc
                                      Sub-Account    Sub-Account   Sub-Account    Sub-Account     Sub-Account        Sub-Account
                                     -------------  -------------  ------------  ------------  -----------------  -----------------
                                                                                                  Legg Mason
                                      Risk-Managed       Small       Worldwide                     Variable          Legg Mason
                                          Core      Company Value     Growth                        All Cap           Variable
                                       (Service       (Service       (Service      Emerging       Portfolio I        Fundamental
                                        Shares)        Shares)        Shares)       Markets         (a) (b)         Value (b) (c)
                                     -------------  -------------  ------------  ------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       2,696  $       7,426  $      4,993  $     16,985  $           2,388  $         10,858
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                 -              -             -             -                  -                 -
                                     -------------  -------------  ------------  ------------  -----------------  -----------------

      Net investment income (loss)           2,696          7,426         4,993        16,985              2,388            10,858
                                     -------------  -------------  ------------  ------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                   23,249         85,383       140,275       212,403            852,223            51,759
      Cost of investments sold              23,869         79,831       104,879       156,491            743,622            52,585
                                     -------------  -------------  ------------  ------------  -----------------  -----------------

      Realized gains (losses)
         on fund shares                       (620)         5,552        35,396        55,912            108,601              (826)

Realized gain distributions                  4,757         21,918             -       227,191             41,407            42,199
                                     -------------  -------------  ------------  ------------  -----------------  -----------------

      Net realized gains (losses)            4,137         27,470        35,396       283,103            150,008            41,373

Change in unrealized gains (losses)         21,335        (97,345)       37,916        77,033           (108,965)          (87,271)
                                     -------------  -------------  ------------  ------------  -----------------  -----------------

      Net realized and unrealized
         gains (losses)
         on investments                     25,472        (69,875)       73,312       360,136             41,043           (45,898)
                                     -------------  -------------  ------------  ------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $      28,168  $     (62,449) $     78,305  $    377,121  $          43,431  $        (35,040)
                                     =============  =============  ============  ============  =================  =================

(a) For period beginning January 1, 2007 and ended April 27, 2007 (b) On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value (c) For period beginning April 27, 2007 and ended December 31, 2007

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                        Legg Mason         Legg Mason
                                         Partners           Partners       MFS Variable   MFS Variable   MFS Variable   MFS Variable
                                         Variable           Variable        Insurance      Insurance      Insurance      Insurance
                                     Portfolios I, Inc  Portfolios I, Inc     Trust          Trust          Trust          Trust
                                        Sub-Account        Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -----------------  -----------------  ------------  -------------  -------------  -------------
                                        Legg Mason
                                         Variable          Legg Mason
                                          Global            Variable       MFS Emerging                 MFS Investors
                                        High Yield          Investors         Growth       MFS High        Growth      MFS Investors
                                          Bond II          Portfolio I        Series     Income Series  Stock Series    Trust Series
                                     -----------------  -----------------  ------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          79,086  $          22,104  $          -  $      30,704  $         971  $      39,815
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                     -             (3,626)            -              -              -              -
                                     -----------------  -----------------  ------------  -------------  -------------  -------------

      Net investment income (loss)              79,086             18,478             -         30,704            971         39,815
                                     -----------------  -----------------  ------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                       60,758            281,163     1,002,747         47,183         42,324        418,755
      Cost of investments sold                  60,907            243,222       838,230         47,760         38,014        313,425
                                     -----------------  -----------------  ------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                           (149)            37,941       164,517           (577)         4,310        105,330

Realized gain distributions                      4,939             46,616             -              -              -         40,383
                                     -----------------  -----------------  ------------  -------------  -------------  -------------

      Net realized gains (losses)                4,790             84,557       164,517           (577)         4,310        145,713

Change in unrealized gains (losses)            (89,006)           (46,967)    1,300,988        (24,337)        33,129        283,723
                                     -----------------  -----------------  ------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                        (84,216)            37,590     1,465,505        (24,914)        37,439        429,436
                                     -----------------  -----------------  ------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $          (5,130) $          56,068  $  1,465,505  $       5,790  $      38,410  $     469,251
                                     =================  =================  ============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     MFS Variable
                                                                                                                      Insurance
                                      MFS Variable    MFS Variable     MFS Variable    MFS Variable   MFS Variable       Trust
                                        Insurance      Insurance        Insurance       Insurance      Insurance       (Service
                                          Trust          Trust            Trust           Trust          Trust          Class)
                                       Sub-Account    Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
                                                                                                                       MFS New
                                                                                                                      Discovery
                                        MFS New                                                                         Series
                                       Discovery      MFS Research      MFS Total     MFS Utilities        MFS         (Service
                                        Series           Series       Return Series       Series      Value Series      Class)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           -  $        20,418  $       478,755  $      11,816  $       8,037  $           -
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                 -                -                -              -              -         (3,930)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net investment income (loss)               -           20,418          478,755         11,816          8,037         (3,930)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                  664,340          412,404          909,886        113,630        158,147        152,419
      Cost of investments sold             533,237          331,447          802,195         86,748        142,315        131,535
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                    131,103           80,957          107,691         26,882         15,832         20,884

Realized gain distributions                503,301                -          457,747         85,647         13,763         42,171
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized gains (losses)          634,404           80,957          565,438        112,529         29,595         63,055

Change in unrealized gains (losses)       (446,118)         268,678         (279,019)       221,260         24,844        (45,347)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                    188,286          349,635          286,419        333,789         54,439         17,708
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $     188,286  $       370,053  $       765,174  $     345,605  $      62,476  $      13,778
                                     =============  ===============  ===============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       Oppenheimer                    Panorama
                                                                                         Variable                      Series
                                      Oppenheimer     Oppenheimer      Oppenheimer    Account Funds    Panorama       Fund, Inc.
                                       Variable         Variable         Variable    (Service Class     Series     (Service Class
                                     Account Funds   Account Funds    Account Funds      ("SC"))       Fund, Inc.      ("SC"))
                                      Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
                                                      Oppenheimer                      Oppenheimer
                                      Oppenheimer     Main Street      Oppenheimer     Main Street    Oppenheimer    Oppenheimer
                                        Global         Small Cap          MidCap        Small Cap    International  International
                                      Securities         Growth            Fund        Growth (SC)       Growth      Growth (SC)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      36,811  $        12,676  $             -  $      14,275  $       8,079  $      22,512
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                 -                -                -        (31,543)             -        (25,188)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net investment income (loss)          36,811           12,676                -        (17,268)         8,079         (2,676)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                  160,910          188,371           25,270      3,329,718        250,655      1,382,332
      Cost of investments sold             142,663          167,780           23,117      2,715,000        177,537        996,222
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                     18,247           20,591            2,153        614,718         73,118        386,110

Realized gain distributions                153,946          135,177                -        308,726              -              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized gains (losses)          172,193          155,768            2,153        923,444         73,118        386,110

Change in unrealized gains (losses)        (37,194)        (265,043)          18,211     (1,012,510)        28,245          7,859
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                    134,999         (109,275)          20,364        (89,066)       101,363        393,969
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $     171,810  $       (96,599) $        20,364  $    (106,334) $     109,442  $     391,293
                                     =============  ===============  ===============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                         PIMCO           PIMCO           PIMCO
                                        Advisors        Advisors        Advisors          PIMCO          PIMCO          PIMCO
                                        Variable        Variable         Variable        Variable       Variable       Variable
                                       Insurance       Insurance        Insurance       Insurance      Insurance      Insurance
                                         Trust           Trust            Trust           Trust          Trust          Trust
                                      Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

                                         OpCap           OpCap            OpCap                                         PIMCO
                                       Balanced       Renaissance       Small Cap      Foreign Bond   Money Market   Real Return
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      25,595  $         2,390  $             -  $     111,195  $     121,343  $      59,696
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk            (3,291)               -          (20,617)        (8,868)             -              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net investment income (loss)          22,304            2,390          (20,617)       102,327        121,343         59,696
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                  198,968           63,773        4,907,723        810,590        639,188         60,255
      Cost of investments sold             188,317           61,619        4,758,451        824,848        639,188         61,738
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                     10,651            2,154          149,272        (14,258)             -         (1,483)

Realized gain distributions                128,522           30,702        2,023,168              -              -          3,643
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized gains (losses)          139,173           32,856        2,172,440        (14,258)             -          2,160

Change in unrealized gains (losses)       (259,194)         (17,997)      (2,071,062)        20,621              -         78,709
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                   (120,021)          14,859          101,378          6,363              -         80,869
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $     (97,717) $        17,249  $        80,761  $     108,690  $     121,343  $     140,565
                                     =============  ===============  ===============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                         PIMCO                           Putnam          Putnam
                                        Variable        Putnam          Variable        Variable         Rydex      T. Rowe Price
                                       Insurance       Variable           Trust           Trust        Variable        Equity
                                         Trust           Trust         (Class IA)      (Class IA)        Trust       Series, Inc.
                                      Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
                                                                                            VT
                                                          VT                          International
                                                     International                      Growth and                  T. Rowe Price
                                         PIMCO        Growth and      VT High Yield      Income       Rydex Sector    Blue Chip
                                      Total Return      Income         (Class IA)       (Class IA)      Rotation       Growth
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $     605,050  $       120,032  $        51,176  $      22,842  $           -  $       7,913
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk           (25,800)         (15,642)               -              -              -              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net investment income (loss)         579,250          104,390           51,176         22,842              -          7,913
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                3,722,435        3,259,175          130,361        204,744         75,287        110,671
      Cost of investments sold           3,810,362        2,929,751          133,439        184,659         62,006         94,536
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                    (87,927)         329,424           (3,078)        20,085         13,281         16,135

Realized gain distributions                      -        1,240,678                -        210,675         48,610              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized gains (losses)          (87,927)       1,570,102           (3,078)       230,760         61,891         16,135

Change in unrealized gains (losses)        501,532       (1,218,267)         (28,816)      (175,312)        41,136        154,145
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                    413,605          351,835          (31,894)        55,448        103,027        170,280
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $     992,855  $       456,225  $        19,282  $      78,290  $     103,027  $     178,193
                                     =============  ===============  ===============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                     T. Rowe Price T. Rowe Price T. Rowe Price
                                        T. Rowe Price The Universal The
                                        Universal Equity Equity Equity
                                        International Institutional
                                        Institutional
                                     Series, Inc.    Series, Inc.     Series, Inc.    Series, Inc.    Funds, Inc.    Funds, Inc.
                                      Sub-Account    Sub-Account       Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

                                                                      T. Rowe
Price T. Rowe Price Van Kampen Van Kampen
                                     T. Rowe Price T. Rowe Price New America
                                     International UIF UIF Equity Income Mid-Cap
                                     Growth Growth Stock Equity Growth High
                                     Yield
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $     413,225  $        25,418  $             -  $      81,533  $           -  $      22,512
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                 -                -                -              -         (3,763)             -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net investment income (loss)         413,225           25,418                -         81,533         (3,763)        22,512
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                3,819,433        2,051,156          199,969        585,877        202,217         18,129
      Cost of investments sold           3,128,001        1,508,196          154,342        406,960        159,536         19,049
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                    691,432          542,960           45,627        178,917         42,681           (920)

Realized gain distributions              1,433,252        1,258,175          201,286        655,174              -              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized gains (losses)        2,124,684        1,801,135          246,913        834,091         42,681           (920)

Change in unrealized gains (losses)     (1,701,281)         138,204            8,258       (307,873)       256,899        (11,713)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                    423,403        1,939,339          255,171        526,218        299,580        (12,633)
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $     836,628  $     1,964,757  $       255,171  $     607,751  $     295,817  $       9,879
                                     =============  ===============  ===============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                         Van Eck         Van Eck        Van Eck       Van Kampen
                                     The Universal   The Universal      Worldwide       Worldwide      Worldwide         Life
                                     Institutional   Institutional      Insurance       Insurance      Insurance      Investment
                                      Funds, Inc.     Funds, Inc.         Trust           Trust          Trust          Trust
                                      Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
                                                                         Van Eck         Van Eck
                                       Van Kampen      Van Kampen       Worldwide       Worldwide       Van Eck
                                        UIF U.S.        UIF U.S.         Absolute       Emerging       Worldwide          LIT
                                     Mid Cap Value    Real Estate         Return         Markets      Hard Assets     Government
                                     -------------  ---------------  ---------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      88,825  $        52,767  $           578  $       5,738  $       2,216  $      13,707
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk           (33,262)               -                -              -              -              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net investment income (loss)          55,563           52,767              578          5,738          2,216         13,707
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                2,243,236          663,602           49,585        150,045        195,265         53,946
      Cost of investments sold           1,923,300          584,352           48,301        126,744        159,197         53,920
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Realized gains (losses)
         on fund shares                    319,936           79,250            1,284         23,301         36,068             26

Realized gain distributions              1,375,374          412,068            1,987        226,668        216,166              -
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized gains (losses)        1,695,310          491,318            3,271        249,969        252,234             26

Change in unrealized gains (losses)       (798,418)      (1,420,263)            (551)       348,577        580,122         25,548
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                    896,892         (928,945)           2,720        598,546        832,356         25,574
                                     -------------  ---------------  ---------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $     952,455  $      (876,178) $         3,298  $     604,284  $     834,572  $      39,281
                                     =============  ===============  ===============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------------

                                                      Van Kampen       Van Kampen
                                      Van Kampen         Life             Life
                                         Life         Investment       Investment      Wells Fargo    Wells Fargo
                                       Investment        Trust            Trust         Variable       Variable
                                         Trust        (Class II)       (Class II)        Trust          Trust
                                      Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account
                                     -------------  ---------------  ---------------  -------------  -------------
                                                         LIT              LIT            Wells          Wells
                                                      Aggressive       Growth and       Fargo VT       Fargo VT
                                       LIT Growth       Growth           Income         Advantage      Advantage
                                       and Income     (Class II)       (Class II)       Discovery     Opportunity
                                     -------------  ---------------  ---------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $      41,445  $             -  $       128,889  $           -  $      51,278
Charges from Lincoln Benefit
   Life Company:
      Mortality and expense risk                 -           (4,686)         (23,934)             -              -
                                     -------------  ---------------  ---------------  -------------  -------------

      Net investment income (loss)          41,445           (4,686)         104,955              -         51,278
                                     -------------  ---------------  ---------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
      Proceeds from sales                   74,738          842,419        4,575,259      1,074,975      1,295,874
      Cost of investments sold              66,178          766,572        4,156,720        740,267      1,200,416
                                     -------------  ---------------  ---------------  -------------  -------------

      Realized gains (losses)
         on fund shares                      8,560           75,847          418,539        334,708         95,458

Realized gain distributions                 96,907          136,990          347,119              -      1,201,646
                                     -------------  ---------------  ---------------  -------------  -------------

      Net realized gains (losses)          105,467          212,837          765,658        334,708      1,297,104

Change in unrealized gains (losses)        (85,462)         137,742         (740,974)       911,038       (788,424)
                                     -------------  ---------------  ---------------  -------------  -------------

      Net realized and unrealized
         gains (losses)
         on investments                     20,005          350,579           24,684      1,245,746        508,680
                                     -------------  ---------------  ---------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                   $      61,450  $       345,893  $       129,639  $   1,245,746  $     559,958
                                     =============  ===============  ===============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                 AIM Variable                AIM Variable
                                               Insurance                    Insurance                   Insurance
                                                 Funds                        Funds                       Funds
                                              Sub-Account                  Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                                                           AIM V. I.
                                               AIM V. I.                    Capital                  AIM V. I. Core
                                              Basic Value                 Appreciation                   Equity
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007        2006 (d)        2007      2006 (e) (f)
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $     32,212  $     15,754  $          -  $        448  $      2,699  $        566
Net realized gains (losses)                 445,018       377,335        10,069         3,136         1,070          (351)
Change in unrealized gains (losses)        (394,287)      299,612        90,726        30,828         9,013         7,980
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                           82,943       692,701       100,795        34,412        12,782         8,195
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                  1,186,839     1,241,687       570,192       350,835       158,935        68,400
Benefit payments                             (9,518)       (1,022)         (390)            -             -             -
Payments on termination                    (258,755)     (221,294)      (36,035)      (14,304)       (6,300)         (837)
Loans - net                                 (54,603)      (24,148)      (11,690)         (264)         (851)            -
Records maintenance charge                 (628,542)     (603,420)     (236,490)     (123,351)      (60,927)      (21,447)
Transfers among the sub-accounts
   and with the Fixed Account - net         (90,868)     (719,444)      (92,367)      337,423        25,890        63,777
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 144,553      (327,641)      193,220       550,339       116,747       109,893
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           227,496       365,060       294,015       584,751       129,529       118,088

NET ASSETS AT BEGINNING OF PERIOD         5,927,035     5,561,975       799,309       214,558       118,088             -
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  6,154,531  $  5,927,035  $  1,093,324  $    799,309  $    247,617  $    118,088
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                454,934       483,359        63,335        18,072        10,818             -
         Units issued                        49,794        57,025        22,122        50,142        11,018        12,171
         Units redeemed                     (39,395)      (85,450)       (8,117)       (4,879)         (855)       (1,353)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       465,333       454,934        77,340        63,335        20,981        10,818
                                       ============  ============  ============  ============  ============  ============

(d) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation (e) For period beginning April 28, 2006 and ended December 31, 2006 (f) On April 28, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                       AIM Variable          AIM Variable        AIM Variable
                                         Insurance             Insurance           Insurance           The Alger
                                           Funds                 Funds               Funds           American Fund
                                        Sub-Account           Sub-Account         Sub-Account         Sub-Account
                                       ------------  --------------------------  ------------  --------------------------

                                         AIM V. I.          AIM V. I. Mid          AIM V. I.
                                        Demographic            Cap Core             Premier
                                          Trends               Equity               Equity           Alger Growth
                                       ------------  --------------------------  ------------  --------------------------

                                         2006 (d)        2007          2006        2006 (f)        2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $          -  $      2,628  $      7,443  $        610  $     37,075  $     11,066
Net realized gains (losses)                  46,856        22,920        82,070         4,333       314,290        13,589
Change in unrealized gains (losses)         (32,521)       56,920       (17,075)       (2,187)    1,640,221       460,087
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                           14,335        82,468        72,438         2,756     1,991,586       484,742
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    127,772       635,064       521,627        17,593     2,033,575     2,134,705
Benefit payments                                  -       (12,235)          (14)            -       (16,690)       (7,608)
Payments on termination                      (9,994)      (32,939)      (23,871)         (107)     (861,987)     (309,470)
Loans - net                                  (1,975)       (3,977)       (1,300)            -      (106,336)      (86,518)
Records maintenance charge                  (54,954)     (226,294)     (165,263)       (7,903)   (1,096,728)   (1,019,459)
Transfers among the sub-accounts
   and with the Fixed Account - net        (377,819)      (53,919)      (36,003)      (58,629)     (397,119)       77,769
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                (316,970)      305,700       295,176       (49,046)     (445,285)      789,419
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS          (302,635)      388,168       367,614       (46,290)    1,546,301     1,274,161

NET ASSETS AT BEGINNING OF PERIOD           302,635       835,663       468,049        46,290     9,954,143     8,679,982
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $          -  $  1,223,831  $    835,663  $          -  $ 11,500,444  $  9,954,143
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 18,593        63,823        39,765         4,060       734,393       673,364
         Units issued                         5,415        31,636        29,388           881        80,499        86,469
         Units redeemed                     (24,008)      (10,138)       (5,330)       (4,941)     (107,504)      (25,440)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period             -        85,321        63,823             -       707,388       734,393
                                       ============  ============  ============  ============  ============  ============

(d) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation (f) On April 28, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                The Alger                    The Alger                 The Alger
                                              American Fund                American Fund             American Fund
                                               Sub-Account                  Sub-Account               Sub-Account
                                       --------------------------  --------------------------  --------------------------


                                             Alger Income and            Alger Leveraged              Alger MidCap
                                                 Growth                      AllCap                      Growth
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $     48,271  $     69,540  $          -  $          -  $          -  $          -
Net realized gains (losses)                  57,495       (13,146)      369,063       131,986     3,713,171     2,952,365
Change in unrealized gains (losses)         493,403       455,110     3,538,252     1,662,744     3,457,441      (990,443)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          599,169       511,504     3,907,315     1,794,730     7,170,612     1,961,922
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    780,631       870,996     2,698,379     2,255,248     4,902,949     4,874,314
Benefit payments                             (4,753)       (3,036)      (30,377)       (6,419)      (43,818)      (46,706)
Payments on termination                    (258,170)     (228,779)     (750,841)     (579,809)   (1,323,774)     (774,602)
Loans - net                                 (57,333)      (55,650)     (227,573)     (127,106)     (595,438)     (232,064)
Records maintenance charge                 (480,778)     (491,405)   (1,368,262)   (1,107,832)   (2,509,832)   (2,230,895)
Transfers among the sub-accounts
   and with the Fixed Account - net        (231,130)     (165,947)      995,340      (558,381)      429,755    (1,052,053)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                (251,533)      (73,821)    1,316,666      (124,299)      859,842       537,994
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           347,636       437,683     5,223,981     1,670,431     8,030,454     2,499,916

NET ASSETS AT BEGINNING OF PERIOD         5,996,503     5,558,820    11,010,178     9,339,747    22,191,463    19,691,547
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  6,344,139  $  5,996,503  $ 16,234,159  $ 11,010,178  $ 30,221,917  $ 22,191,463
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                394,705       399,958       578,294       585,058       994,182       971,646
         Units issued                        16,962        21,254       105,934        51,425       119,924       105,692
         Units redeemed                     (32,496)      (26,507)      (45,683)      (58,189)      (84,939)      (83,156)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       379,171       394,705       638,545       578,294     1,029,167       994,182
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                                        DWS Investments             DWS Investments
                                                                            Variable                    Variable
                                               The Alger                    Insurance                  Insurance
                                             American Fund                    Trust                      Trust
                                              Sub-Account                  Sub-Account                Sub-Account
                                       --------------------------  --------------------------  --------------------------


                                              Alger Small                DWS VIP Equity               DWS VIP Small
                                             Capitalization                500 Index A                 Cap Index A
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $          -  $          -  $     33,077  $     21,148  $      7,179  $      4,223
Net realized gains (losses)                 629,080       327,710        28,148        13,618        57,469        33,657
Change in unrealized gains (losses)         612,090       803,187        49,276       233,278       (83,203)       70,240
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                        1,241,170     1,130,897       110,501       268,044       (18,555)      108,120
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    832,541       856,015       639,292       748,394       182,082       233,740
Benefit payments                             (6,166)      (19,146)         (340)            -          (386)            -
Payments on termination                    (377,855)     (260,821)     (114,428)      (68,981)      (20,970)      (19,088)
Loans - net                                (132,967)      (76,932)      (21,591)         (983)      (14,835)       (1,133)
Records maintenance charge                 (555,600)     (554,899)     (334,647)     (351,787)      (88,755)      (91,262)
Transfers among the sub-accounts
   and with the Fixed Account - net        (252,691)     (534,744)      (37,019)      (85,140)       20,487       (14,615)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                (492,738)     (590,527)      131,267       241,503        77,623       107,642
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           748,432       540,370       241,768       509,547        59,068       215,762

NET ASSETS AT BEGINNING OF PERIOD         6,975,123     6,434,753     2,080,483     1,570,936       784,933       569,171
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  7,723,555  $  6,975,123  $  2,322,251  $  2,080,483  $    844,001  $    784,933
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                485,662       537,720       114,534        99,905        34,744        29,600
         Units issued                        84,080        74,730        14,823        21,902         5,018         7,167
         Units redeemed                    (111,053)     (126,788)       (7,944)       (7,273)       (1,680)       (2,023)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       458,689       485,662       121,413       114,534        38,082        34,744
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                  DWS                         DWS                          DWS
                                               Variable                    Variable                     Variable
                                               Series I                    Series I                     Series I
                                              Sub-Account                 Sub-Account                  Sub-Account
                                       --------------------------  --------------------------  --------------------------


                                                                         DWS VIP Global              DWS VIP Growth
                                              DWS VIP Bond                Opportunities                and Income
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $    390,179  $    287,365  $     87,713  $     65,901  $     27,369  $     19,507
Net realized gains (losses)                   2,102        13,654       883,017       339,984        67,961        13,784
Change in unrealized gains (losses)         (78,737)       54,698      (369,054)      648,937       (64,761)      236,532
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          313,544       355,717       601,676     1,054,822        30,569       269,823
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                  1,119,641     1,343,073       734,849       719,599       248,683       265,043
Benefit payments                            (22,074)       (5,710)      (14,306)         (990)       (1,146)       (4,377)
Payments on termination                  (1,165,866)     (462,878)     (271,047)     (223,567)      (88,422)      (57,757)
Loans - net                                 (99,125)      (88,008)     (134,755)      (90,649)      (22,201)       (8,881)
Records maintenance charge                 (679,666)     (718,149)     (438,802)     (425,236)     (166,729)     (169,882)
Transfers among the sub-accounts
   and with the Fixed Account - net        (285,440)       60,068       167,904       271,632           463       (12,912)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions              (1,132,530)      128,396        43,843       250,789       (29,352)       11,234
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS          (818,986)      484,113       645,519     1,305,611         1,217       281,057

NET ASSETS AT BEGINNING OF PERIOD         8,302,075     7,817,962     6,276,868     4,971,257     2,247,725     1,966,668
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  7,483,089  $  8,302,075  $  6,922,387  $  6,276,868  $  2,248,942  $  2,247,725
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                526,330       516,090       230,349       222,713       178,457       177,419
         Units issued                        61,755        48,659        49,333        72,352        12,217         9,511
         Units redeemed                    (134,755)      (38,419)      (47,325)      (64,716)      (14,513)       (8,473)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       453,330       526,330       232,357       230,349       176,161       178,457
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                  DWS                          DWS                      Federated
                                               Variable                     Variable                    Insurance
                                               Series I                     Series II                    Series
                                              Sub-Account                  Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                                                                                        Federated
                                                DWS VIP                     DWS VIP                   Capital Income
                                             International                 Balanced A                    Fund II
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $     83,293  $     45,798  $    128,401  $     91,988  $    161,151  $    181,723
Net realized gains (losses)                 238,406        73,065        38,440        21,424        36,487        (3,777)
Change in unrealized gains (losses)         164,341       478,229        23,995       254,250       (69,687)      313,748
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          486,040       597,092       190,836       367,662       127,951       491,694
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    312,204       295,021       616,879       685,574       359,184       418,149
Benefit payments                             (1,559)       (4,519)            -          (623)     (148,397)       (7,331)
Payments on termination                    (103,811)      (80,862)     (229,873)     (238,413)     (139,057)     (173,758)
Loans - net                                 (44,328)      (13,120)      (65,411)      (18,846)      (41,679)       19,213
Records maintenance charge                 (211,580)     (181,682)     (400,112)     (418,831)     (298,657)     (319,506)
Transfers among the sub-accounts
   and with the Fixed Account - net         469,615        74,752        59,939        (4,295)      (80,743)      364,529
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 420,541        89,590       (18,578)        4,566      (349,349)      301,296
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           906,581       686,682       172,258       372,228      (221,398)      792,990

NET ASSETS AT BEGINNING OF PERIOD         2,969,127     2,282,445     4,031,999     3,659,771     3,718,599     2,925,609
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  3,875,708  $  2,969,127  $  4,204,257  $  4,031,999  $  3,497,201  $  3,718,599
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                191,472       185,328       342,603       342,523       270,175       247,695
         Units issued                        74,888        32,752        25,279        29,689        21,941        52,992
         Units redeemed                     (48,242)      (26,608)      (26,903)      (29,609)      (44,181)      (30,512)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       218,118       191,472       340,979       342,603       247,935       270,175
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                                                                        Fidelity
                                                Federated                   Federated                   Variable
                                                Insurance                   Insurance                   Insurance
                                                 Series                      Series                   Products Fund
                                               Sub-Account                 Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------
                                             Federated Fund
                                                 for U.S.                Federated High
                                                Government                 Income Bond                  VIP Asset
                                              Securities II                  Fund II                     Manager
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $    344,612  $    307,967  $    621,795  $    670,093  $    522,921  $    189,573
Net realized gains (losses)                 (32,312)      (29,956)        1,777       (28,174)      340,179        19,189
Change in unrealized gains (losses)         163,409        31,337      (373,424)      221,799       419,371       368,338
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          475,709       309,348       250,148       863,718     1,282,471       577,100
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                  1,186,407     1,301,904       880,536       959,130     1,120,834     1,084,192
Benefit payments                            (87,932)       (9,388)     (165,160)      (33,428)     (375,162)     (103,558)
Payments on termination                    (550,974)     (312,731)     (560,338)     (408,824)     (470,104)     (369,838)
Loans - net                                (118,147)      (41,744)     (102,353)      (68,894)     (112,772)     (123,395)
Records maintenance charge                 (820,041)     (847,459)     (641,383)     (688,411)     (753,280)     (733,825)
Transfers among the sub-accounts
   and with the Fixed Account - net         281,186      (639,079)     (871,899)      667,457       238,139        52,204
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                (109,501)     (548,497)   (1,460,597)      427,030      (352,345)     (194,220)
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           366,208      (239,149)   (1,210,449)    1,290,748       930,126       382,880

NET ASSETS AT BEGINNING OF PERIOD         7,886,200     8,125,349     9,340,321     8,049,573     8,913,070     8,530,190
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  8,252,408  $  7,886,200  $  8,129,872  $  9,340,321  $  9,843,196  $  8,913,070
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                502,503       534,519       554,948       527,803       506,731       513,817
         Units issued                        87,771        55,171       115,183       122,598        44,323        40,529
         Units redeemed                     (93,162)      (87,187)     (191,788)      (95,453)      (62,630)      (47,615)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       497,112       502,503       478,343       554,948       488,424       506,731
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                               Fidelity                     Fidelity                    Fidelity
                                               Variable                     Variable                    Variable
                                               Insurance                    Insurance                   Insurance
                                             Products Fund                Products Fund               Products Fund
                                              Sub-Account                  Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------


                                                                                VIP
                                             VIP Contrafund                Equity-Income              VIP Growth
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $    478,205  $    615,753  $    638,982  $  1,183,421  $    229,534  $     15,697
Net realized gains (losses)              20,700,758     7,317,676     4,829,489     5,453,480     1,119,786        43,128
Change in unrealized gains (losses)     (10,067,792)   (1,222,636)   (4,811,758)      909,744     9,752,957     2,597,036
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                       11,111,171     6,710,793       656,713     7,546,645    11,102,277     2,655,861
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                 11,107,745    10,228,598     5,776,031     5,549,420     6,875,708     7,240,047
Benefit payments                           (428,985)     (258,837)     (264,550)     (219,844)     (116,607)     (231,466)
Payments on termination                  (3,374,225)   (3,392,520)   (2,454,618)   (2,017,435)   (2,591,580)   (2,070,211)
Loans - net                              (1,037,900)     (460,156)     (569,260)     (400,381)     (620,719)     (376,428)
Records maintenance charge               (6,110,312)   (5,585,232)   (3,794,483)   (3,588,184)   (4,204,220)   (4,123,451)
Transfers among the sub-accounts
   and with the Fixed Account - net      (2,204,961)    1,464,600    (1,035,434)    1,283,742       998,560    (3,670,181)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions              (2,048,638)    1,996,453    (2,342,314)      607,318       341,142    (3,231,690)
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS         9,062,533     8,707,246    (1,685,601)    8,153,963    11,443,419      (575,829)

NET ASSETS AT BEGINNING OF PERIOD        66,290,309    57,583,063    45,952,070    37,798,107    42,878,670    43,454,499
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $ 75,352,842  $ 66,290,309  $ 44,266,469  $ 45,952,070  $ 54,322,089  $ 42,878,670
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              2,784,746     2,663,546     1,761,026     1,669,463     2,506,353     2,629,676
         Units issued                       346,001       435,793       208,491       228,675       345,984       167,479
         Units redeemed                    (390,001)     (314,593)     (255,615)     (137,112)     (307,890)     (290,802)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period     2,740,746     2,784,746     1,713,902     1,761,026     2,544,447     2,506,353
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                               Fidelity                      Fidelity                  Fidelity
                                               Variable                      Variable                  Variable
                                               Insurance                     Insurance                 Insurance
                                             Products Fund                 Products Fund             Products Fund
                                              Sub-Account                   Sub-Account               Sub-Account
                                       --------------------------  --------------------------  --------------------------


                                                                          VIP Investment               VIP Money
                                             VIP Index 500                  Grade Bond                   Market
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $  1,608,233  $    615,395  $     80,436  $     47,321  $  1,218,233  $  1,046,783
Net realized gains (losses)                 906,377       302,340           514        (1,791)            -             -
Change in unrealized gains (losses)        (176,526)    4,781,911        17,913        21,187             -             -
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                        2,338,084     5,699,646        98,863        66,717     1,218,233     1,046,783
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                  9,518,034     9,023,857     1,354,881       976,023     4,656,960     5,239,640
Benefit payments                            (58,881)      (24,834)       (1,933)         (304)      (42,099)      (40,227)
Payments on termination                  (2,259,007)   (1,658,028)      (79,647)     (117,417)   (6,850,768)   (1,467,338)
Loans - net                                (652,888)     (329,116)      (20,033)          169      (194,077)       66,017
Records maintenance charge               (4,641,235)   (4,134,245)     (539,290)     (387,955)   (2,201,786)   (2,382,574)
Transfers among the sub-accounts
   and with the Fixed Account - net      (1,624,907)   (1,151,862)      (40,504)      172,993     6,049,510    (2,273,445)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 281,116     1,725,772       673,474       643,509     1,417,740      (857,927)
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS         2,619,200     7,425,418       772,337       710,226     2,635,973       188,856

NET ASSETS AT BEGINNING OF PERIOD        42,741,612    35,316,194     1,817,599     1,107,373    21,096,307    20,907,451
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $ 45,360,812  $ 42,741,612  $  2,589,936  $  1,817,599  $ 23,732,280  $ 21,096,307
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              2,918,476     2,791,991       157,204        99,942     1,519,052     1,561,742
         Units issued                       305,170       339,184        72,324        70,273     2,951,256     1,146,893
         Units redeemed                    (277,240)     (212,699)      (14,856)      (13,011)   (2,843,894)   (1,189,583)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period     2,946,406     2,918,476       214,672       157,204     1,626,414     1,519,052
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                               Fidelity
                                               Variable
                                               Insurance                  Janus Aspen                Janus Aspen
                                             Products Fund                  Series                     Series
                                              Sub-Account                 Sub-Account                Sub-Account
                                       --------------------------  --------------------------  --------------------------



                                              VIP Overseas                  Balanced                 Flexible Bond
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006           2007         2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $    703,127  $     99,423  $    719,030  $    543,540  $    299,211  $    334,463
Net realized gains (losses)               3,593,529     1,244,215       497,600       316,523       (99,367)      (26,672)
Change in unrealized gains (losses)        (816,296)    1,949,832     1,870,779     2,055,372       236,105       (32,492)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                        3,480,360     3,293,470     3,087,409     2,915,435       435,949       275,299
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                  3,033,707     2,735,163     3,649,073     3,940,536       874,282       994,626
Benefit payments                           (107,699)      (41,558)     (114,113)     (154,656)       (3,893)       (5,641)
Payments on termination                  (1,099,778)     (682,337)   (1,793,546)   (1,848,490)     (295,173)     (293,353)
Loans - net                                (272,996)     (131,760)     (315,646)     (208,640)      (59,391)      (65,646)
Records maintenance charge               (1,737,571)   (1,469,658)   (2,603,469)   (2,714,916)     (550,270)     (594,671)
Transfers among the sub-accounts
   and with the Fixed Account - net      (1,436,264)      356,509        21,885      (304,789)   (1,046,889)      213,666
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions              (1,620,601)      766,359    (1,155,816)   (1,290,955)   (1,081,334)      248,981
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS         1,859,759     4,059,829     1,931,593     1,624,480      (645,385)      524,280

NET ASSETS AT BEGINNING OF PERIOD        22,203,783    18,143,954    30,556,746    28,932,266     7,392,771     6,868,491
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $ 24,063,542  $ 22,203,783  $ 32,488,339  $ 30,556,746  $  6,747,386  $  7,392,771
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              1,130,343     1,071,740     1,283,881     1,334,978       432,278       419,036
         Units issued                       306,346       284,132        49,139        51,702        40,106        44,767
         Units redeemed                    (377,431)     (225,529)      (91,520)     (102,799)     (102,205)      (31,525)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period     1,059,258     1,130,343     1,241,500     1,283,881       370,179       432,278
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                              Janus Aspen                  Janus Aspen                Janus Aspen
                                                Series                       Series                     Series
                                              Sub-Account                  Sub-Account                Sub-Account
                                       --------------------------  --------------------------  --------------------------


                                                 Forty                     Large Cap
                                               Portfolio                     Growth                  Mid Cap Growth
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $      1,864  $      1,122  $    130,811  $     40,290  $    (47,195) $   (123,921)
Net realized gains (losses)                 177,218        16,394       392,455      (111,397)    1,181,509      (144,322)
Change in unrealized gains (losses)         510,158        96,927     4,338,182     3,474,785     6,973,044     4,962,131
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          689,240       114,443     4,861,448     3,403,678     8,107,358     4,693,888
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    656,686       567,001     3,950,805     4,320,729     4,053,238     4,417,924
Benefit payments                            (52,222)       (3,234)     (105,332)     (158,965)     (102,638)      (72,046)
Payments on termination                    (137,683)      (48,087)   (2,186,060)   (1,934,554)   (2,221,364)   (2,242,616)
Loans - net                                 (17,358)       (9,021)     (487,028)     (308,209)     (558,586)     (460,638)
Records maintenance charge                 (339,115)     (264,896)   (2,707,762)   (2,813,314)   (2,951,098)   (3,017,390)
Transfers among the sub-accounts
   and with the Fixed Account - net         703,669       226,818      (126,137)     (844,139)   (1,755,624)       82,188
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 813,977       468,581    (1,661,514)   (1,738,452)   (3,536,072)   (1,292,578)
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS         1,503,217       583,024     3,199,934     1,665,226     4,571,286     3,401,310

NET ASSETS AT BEGINNING OF PERIOD         1,398,955       815,931    33,764,417    32,099,191    39,486,771    36,085,461
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  2,902,172  $  1,398,955  $ 36,964,351  $ 33,764,417  $ 44,058,057  $ 39,486,771
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 99,359        63,124     1,943,176     2,027,843     1,805,679     1,875,868
         Units issued                       110,062        52,163        83,800        69,718       155,020       132,343
         Units redeemed                     (58,621)      (15,928)     (167,812)     (154,385)     (293,080)     (202,532)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       150,800        99,359     1,859,164     1,943,176     1,667,619     1,805,679
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                                          Janus Aspen                  Janus Aspen
                                              Janus Aspen                   Series                       Series
                                                Series                  (Service Shares)             (Service Shares)
                                              Sub-Account                  Sub-Account                  Sub-Account
                                       --------------------------  --------------------------  --------------------------


                                               Worldwide                     Balanced                  Foreign Stock
                                                 Growth                  (Service Shares)             (Service Shares)
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $    149,413  $    480,079  $     66,020  $     37,982  $     86,080  $     57,466
Net realized gains (losses)                 925,649       228,647        21,070         3,971       683,024       238,539
Change in unrealized gains (losses)       2,387,519     5,062,222       171,882       139,925       227,526       481,719
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                        3,462,581     5,770,948       258,972       181,878       996,630       777,724
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                  4,010,480     4,514,221     1,534,236     1,211,525       950,131       805,337
Benefit payments                           (122,730)     (124,350)      (29,359)       (1,831)      (24,519)       (1,722)
Payments on termination                  (2,424,032)   (2,230,530)     (140,509)      (48,650)     (421,205)     (104,746)
Loans - net                                (515,568)     (384,925)      (15,525)      (10,332)      (45,329)      (14,818)
Records maintenance charge               (3,000,619)   (3,011,417)     (646,044)     (501,518)     (541,458)     (403,958)
Transfers among the sub-accounts
   and with the Fixed Account - net        (533,051)   (1,603,055)      (51,121)       (3,794)    2,559,247       (71,000)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions              (2,585,520)   (2,840,056)      651,678       645,400     2,476,867       209,093
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           877,061     2,930,892       910,650       827,278     3,473,497       986,817

NET ASSETS AT BEGINNING OF PERIOD        37,565,976    34,635,084     2,228,541     1,401,263     5,324,959     4,338,142
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $ 38,443,037  $ 37,565,976  $  3,139,191  $  2,228,541  $  8,798,456  $  5,324,959
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              1,910,117     2,045,743       148,375       103,011       350,801       336,468
         Units issued                        72,897        55,796        51,401        49,721       258,574        45,802
         Units redeemed                    (181,473)     (191,422)      (10,266)       (4,357)     (119,584)      (31,469)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period     1,801,541     1,910,117       189,510       148,375       489,791       350,801
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                 Janus Aspen                Janus Aspen
                                                  Series                      Series                     Series
                                             (Service Shares)            (Service Shares)           (Service Shares)
                                                Sub-Account                 Sub-Account                Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                                                           Risk-Managed              Small Company
                                               Mid Cap Value                   Core                      Value
                                             (Service Shares)            (Service Shares)           (Service Shares)
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006           2007         2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $     53,160  $     26,397  $      2,696  $        451  $      7,426  $          -
Net realized gains (losses)                  57,926        30,903         4,137        33,462        27,470         7,072
Change in unrealized gains (losses)         (18,106)       88,693        21,335           215       (97,345)       41,341
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                           92,980       145,993        28,168        34,128       (62,449)       48,413
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    955,575       840,245       256,226       238,455       640,390       383,056
Benefit payments                                  -           (14)         (392)            -             -             -
Payments on termination                     (49,175)      (25,554)      (19,752)      (10,213)      (14,756)       (7,130)
Loans - net                                  (6,635)       (6,310)       (8,082)       (5,905)       (1,395)         (405)
Records maintenance charge                 (379,005)     (279,874)     (104,219)      (87,297)     (216,821)      (90,424)
Transfers among the sub-accounts
   and with the Fixed Account - net         (28,534)       64,085         8,124        79,402        62,595       106,443
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 492,226       592,578       131,905       214,442       470,013       391,540
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           585,206       738,571       160,073       248,570       407,564       439,953

NET ASSETS AT BEGINNING OF PERIOD         1,340,537       601,966       431,159       182,589       504,753        64,800
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  1,925,743  $  1,340,537  $    591,232  $    431,159  $    912,317  $    504,753
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 92,618        47,855        30,571        14,340        37,400         5,852
         Units issued                        40,670        51,130        10,530        17,418        40,833        35,658
         Units redeemed                      (9,141)       (6,367)       (1,602)       (1,187)       (6,234)       (4,110)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       124,147        92,618        39,499        30,571        71,999        37,400
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                                                                       Legg Mason
                                              Janus Aspen                   Lazard                      Partners
                                                Series                    Retirement                    Variable
                                             (Service Shares)            Series, Inc.               Portfolios I, Inc
                                              Sub-Account                 Sub-Account                  Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                               Worldwide                                               Legg Mason
                                                 Growth                     Emerging                  Variable All
                                             (Service Shares)                Markets                 Cap Portfolio I
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006      2007 (a) (b)      2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $      4,993  $     11,618  $     16,985  $      3,822  $      2,388  $      9,354
Net realized gains (losses)                  35,396        11,026       283,103        71,762       150,008        30,131
Change in unrealized gains (losses)          37,916        97,634        77,033       125,276      (108,965)       65,621
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                           78,305       120,278       377,121       200,860        43,431       105,106
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    199,391       236,208       463,941       327,703        93,027       285,030
Benefit payments                                  -             -             -             -             -             -
Payments on termination                     (40,954)      (14,510)      (66,763)      (30,877)      (14,105)      (21,850)
Loans - net                                 (19,336)       (6,418)       (6,172)          757        (1,664)       (6,008)
Records maintenance charge                 (102,708)     (104,831)     (206,661)     (163,784)      (45,057)     (125,540)
Transfers among the sub-accounts
   and with the Fixed Account - net         (68,548)      (51,021)       98,610       184,084      (810,562)      (18,215)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 (32,155)       59,428       282,955       317,883      (778,361)      113,417
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS            46,150       179,706       660,076       518,743      (734,930)      218,523

NET ASSETS AT BEGINNING OF PERIOD           806,983       627,277     1,000,295       481,552       734,930       516,407
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $    853,133  $    806,983  $  1,660,371  $  1,000,295  $          -  $    734,930
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 46,093        42,255        25,859        16,176        37,139        30,823
         Units issued                         5,664         9,253        11,245        12,541         3,713         8,243
         Units redeemed                      (7,200)       (5,415)       (4,905)       (2,858)      (40,852)       (1,927)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period        44,557        46,093        32,199        25,859             -        37,139
                                       ============  ============  ============  ============  ============  ============

(a) For period beginning January 1, 2007 and ended April 27, 2007 (b) On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------

                                        Legg Mason
                                         Partners             Legg Mason                 Legg Mason
                                         Variable              Partners                   Partners
                                        Portfolios             Variable                   Variable
                                          I, Inc           Portfolios I, Inc          Portfolios I, Inc
                                        Sub-Account           Sub-Account                Sub-Account
                                       ------------  --------------------------  --------------------------
                                        Legg Mason           Legg Mason                  Legg Mason
                                         Variable             Variable                    Variable
                                        Fundamental          Global High                  Investors
                                           Value            Yield Bond II                Portfolio I
                                       ------------  --------------------------  --------------------------

                                       2007 (b) (c)      2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $     10,858  $     79,086  $     43,046  $     18,478  $     20,238
Net realized gains (losses)                  41,373         4,790         1,719        84,557        57,579
Change in unrealized gains (losses)         (87,271)      (89,006)       15,257       (46,967)      134,035
                                       ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          (35,040)       (5,130)       60,022        56,068       211,852
                                       ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    213,420       602,061       486,941       278,204       262,911
Benefit payments                               (405)       (4,438)            -           (63)            -
Payments on termination                     (28,543)      (44,873)      (14,929)      (48,738)      (38,217)
Loans - net                                  (4,290)       (7,037)       (1,422)      (25,384)      (41,220)
Records maintenance charge                  (99,698)     (229,756)     (165,645)     (147,631)     (125,224)
Transfers among the sub-accounts
   and with the Fixed Account - net         827,860         7,250       (48,261)      165,690       175,665
                                       ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 908,344       323,207       256,684       222,078       233,915
                                       ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           873,304       318,077       316,706       278,146       445,767

NET ASSETS AT BEGINNING OF PERIOD                 -       759,843       443,137     1,461,126     1,015,359
                                       ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $    873,304  $  1,077,920  $    759,843  $  1,739,272  $  1,461,126
                                       ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                      -        59,865        38,628       105,471        86,474
         Units issued                        96,258        29,848        28,896        35,291        31,057
         Units redeemed                      (5,259)       (4,732)       (7,659)      (19,553)      (12,060)
                                       ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period        90,999        84,981        59,865       121,209       105,471
                                       ============  ============  ============  ============  ============

(b) On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value (c) For period beginning April 27, 2007 and ended December 31, 2007

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable                MFS Variable               MFS Variable
                                                 Insurance                   Insurance                  Insurance
                                                   Trust                       Trust                      Trust
                                                Sub-Account                 Sub-Account                Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                               MFS Emerging                   MFS High                MFS Investors
                                              Growth Series                Income Series           Growth Stock Series
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $          -  $          -  $     30,704  $     16,596  $        971  $          -
Net realized gains (losses)                 164,517         2,313          (577)         (622)        4,310           563
Change in unrealized gains (losses)       1,300,988       505,829       (24,337)        8,751        33,129        15,618
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                        1,465,505       508,142         5,790        24,725        38,410        16,181
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    939,513     1,096,665       322,170       310,399       237,394       181,910
Benefit payments                            (12,868)      (22,950)            -             -           (27)            -
Payments on termination                    (387,509)     (356,192)      (22,192)       (8,696)      (23,964)       (8,890)
Loans - net                                (182,017)      (80,796)       (5,517)       (4,085)       (4,363)         (271)
Records maintenance charge                 (563,815)     (569,763)     (131,430)      (94,235)     (102,572)      (71,173)
Transfers among the sub-accounts
   and with the Fixed Account - net          36,147        12,095        15,108       (10,798)       71,499         8,850
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                (170,549)       79,059       178,139       192,585       177,967       110,426
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS         1,294,956       587,201       183,929       217,310       216,377       126,607

NET ASSETS AT BEGINNING OF PERIOD         6,966,235     6,379,034       356,090       138,780       260,400       133,793
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  8,261,191  $  6,966,235  $    540,019  $    356,090  $    476,777  $    260,400
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                544,133       537,597        29,114        12,524        21,072        11,647
         Units issued                        57,136        41,435        18,015        20,255        16,815        10,609
         Units redeemed                     (68,737)      (34,899)       (3,744)       (3,665)       (3,241)       (1,184)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       532,532       544,133        43,385        29,114        34,646        21,072
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                MFS Variable              MFS Variable                 MFS Variable
                                                 Insurance                  Insurance                   Insurance
                                                   Trust                      Trust                       Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                                                             MFS New
                                              MFS Investors                 Discovery                 MFS Research
                                              Trust Series                    Series                     Series
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006           2007         2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $     39,815  $     20,635  $          -  $    114,659  $     20,418  $     13,147
Net realized gains (losses)                 145,713        36,856       634,404       143,429        80,957        14,434
Change in unrealized gains (losses)         283,723       467,717      (446,118)      583,011       268,678       240,863
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          469,251       525,208       188,286       841,099       370,053       268,444
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    555,201       597,434     1,307,558     1,379,360       276,328       327,467
Benefit payments                             (2,371)       (6,499)       (6,906)       (4,537)            -             -
Payments on termination                    (165,763)     (183,847)     (327,793)     (235,692)     (327,575)     (117,237)
Loans - net                                 (54,406)      (17,368)     (170,358)      (48,021)      (33,945)      (39,790)
Records maintenance charge                 (347,629)     (346,633)     (658,148)     (657,226)     (176,576)     (177,671)
Transfers among the sub-accounts
   and with the Fixed Account - net        (186,347)       92,095      (200,770)     (692,920)      122,127       (65,460)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                (201,315)      135,182       (56,417)     (259,036)     (139,641)      (72,691)
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           267,936       660,390       131,869       582,063       230,412       195,753

NET ASSETS AT BEGINNING OF PERIOD         4,606,658     3,946,268     6,835,913     6,253,850     2,821,604     2,625,851
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  4,874,594  $  4,606,658  $  6,967,782  $  6,835,913  $  3,052,016  $  2,821,604
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                350,903       339,659       319,984       331,425       210,125       216,034
         Units issued                        15,577        29,848        26,990        27,515        18,303        12,407
         Units redeemed                     (29,858)      (18,604)      (28,825)      (38,956)      (27,654)      (18,316)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       336,622       350,903       318,149       319,984       200,774       210,125
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                              MFS Variable                 MFS Variable               MFS Variable
                                                Insurance                   Insurance                  Insurance
                                                  Trust                       Trust                      Trust
                                               Sub-Account                 Sub-Account                Sub-Account
                                       --------------------------  --------------------------  --------------------------


                                               MFS Total                  MFS Utilities                 MFS Value
                                             Return Series                    Series                     Series
                                       --------------------------  --------------------------  --------------------------

                                            2007         2006          2007          2006          2007           2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $    478,755  $    388,477  $     11,816  $     12,384  $      8,037  $      4,287
Net realized gains (losses)                 565,438       598,864       112,529        34,723        29,595        16,025
Change in unrealized gains (losses)        (279,019)      962,272       221,260       157,112        24,844        69,390
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          765,174     1,949,613       345,605       204,219        62,476        89,702
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                  2,097,664     2,066,253       616,227       310,486       464,301       232,222
Benefit payments                            (60,350)       (2,593)            -             -          (973)            -
Payments on termination                    (569,304)     (386,148)      (81,179)      (18,484)      (18,311)      (16,964)
Loans - net                                (129,620)      (94,298)      (23,564)       (3,064)       (7,929)         (737)
Records maintenance charge               (1,215,289)   (1,125,002)     (230,075)     (124,422)     (146,741)     (116,929)
Transfers among the sub-accounts
   and with the Fixed Account - net         252,104      (471,617)      360,553       120,630       152,045       170,156
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 375,205       (13,405)      641,962       285,146       442,392       267,748
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS         1,140,379     1,936,208       987,567       489,365       504,868       357,450

NET ASSETS AT BEGINNING OF PERIOD        18,414,553    16,478,345     1,016,414       527,049       634,543       277,093
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $ 19,554,932  $ 18,414,553  $  2,003,981  $  1,016,414  $  1,139,411  $    634,543
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                              1,019,990     1,021,305        36,461        24,817        43,469        22,938
         Units issued                        68,113        55,790        23,115        14,260        39,084        26,363
         Units redeemed                     (48,753)      (57,105)       (3,368)       (2,616)      (10,218)       (5,832)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period     1,039,350     1,019,990        56,208        36,461        72,335        43,469
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                              MFS Variable
                                                Insurance                  Oppenheimer                 Oppenheimer
                                                  Trust                     Variable                    Variable
                                             (Service Class)              Account Funds               Account Funds
                                               Sub-Account                 Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------
                                                 MFS New                                               Oppenheimer
                                                Discovery                  Oppenheimer                 Main Street
                                                  Series                      Global                    Small Cap
                                             (Service Class)                Securities                    Growth
                                       --------------------------  --------------------------  --------------------------

                                            2007         2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $     (3,930) $     (3,461) $     36,811  $     13,015  $     12,676       $ 3,831
Net realized gains (losses)                  63,055        22,938       172,193        93,588       155,768       105,687
Change in unrealized gains (losses)         (45,347)       37,145       (37,194)      230,631      (265,043)      292,113
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                           13,778        56,622       171,810       337,234       (96,599)      401,631
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                     56,726        51,785     2,807,851     1,803,680     2,200,833     1,940,266
Benefit payments                             (6,915)            -          (410)       (1,847)       (2,640)         (795)
Payments on termination                     (49,209)      (24,018)     (133,682)      (59,841)     (146,194)     (102,204)
Loans - net                                  (7,926)       (4,387)      (33,483)      (10,891)      (27,241)      (16,026)
Records maintenance charge                  (36,404)      (36,794)     (924,129)     (547,239)     (869,246)     (733,639)
Transfers among the sub-accounts
   and with the Fixed Account - net         (31,650)       10,227        91,223        73,608       233,758       (52,197)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 (75,378)       (3,187)    1,807,370     1,257,470     1,389,270     1,035,405
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           (61,600)       53,435     1,979,180     1,594,704     1,292,671     1,437,036

NET ASSETS AT BEGINNING OF PERIOD           560,311       506,876     2,810,411     1,215,707     3,617,221     2,180,185
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $    498,711  $    560,311  $  4,789,591  $  2,810,411  $  4,909,892  $  3,617,221
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 45,657        46,319       178,880        90,814       156,365       108,380
         Units issued                         5,673        10,461       118,138        98,350        66,462        59,558
         Units redeemed                     (11,307)      (11,123)       (9,640)      (10,284)       (7,984)      (11,573)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period        40,023        45,657       287,378       178,880       214,843       156,365
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                                          Oppenheimer
                                               Oppenheimer                 Variable
                                                Variable                 Account Funds               Panorama Series
                                              Account Funds          (Service Class ("SC"))             Fund, Inc.
                                               Sub-Account                Sub-Account                  Sub-Account
                                       --------------------------  --------------------------  --------------------------
                                                                           Oppenheimer
                                                                           Main Street                 Oppenheimer
                                               Oppenheimer                  Small Cap                 International
                                               MidCap Fund                 Growth (SC)                   Growth
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $          -  $          -  $    (17,268) $    (28,075) $      8,079  $      2,802
Net realized gains (losses)                   2,153           425       923,444       523,165        73,118        16,029
Change in unrealized gains (losses)          18,211         5,214    (1,012,510)      576,173        28,245       137,588
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                           20,364         5,639      (106,334)    1,071,263       109,442       156,419
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    415,467       328,166       615,650       985,023       279,669       176,208
Benefit payments                               (367)            -       (35,711)      (14,242)            -          (454)
Payments on termination                     (10,895)       (1,377)     (524,197)     (337,492)      (10,597)      (15,281)
Loans - net                                    (381)       (3,442)     (284,047)      (61,035)       (1,968)       (4,564)
Records maintenance charge                 (151,042)      (88,520)     (456,905)     (470,702)     (132,386)      (85,542)
Transfers among the sub-accounts
   and with the Fixed Account - net          (7,006)       18,392       449,801       586,904       157,721       161,253
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 245,776       253,219      (235,409)      688,456       292,439       231,620
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           266,140       258,858      (341,743)    1,759,719       401,881       388,039

NET ASSETS AT BEGINNING OF PERIOD           309,095        50,237     8,855,935     7,096,216       769,381       381,342
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $    575,235  $    309,095  $  8,514,192  $  8,855,935  $  1,171,262  $    769,381
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 25,329         4,238       526,376       482,060        25,315        16,410
         Units issued                        20,901        22,069       174,376       146,522        16,080        11,482
         Units redeemed                      (1,898)         (978)     (186,521)     (102,206)       (7,172)       (2,577)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period        44,332        25,329       514,231       526,376        34,223        25,315
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

-------------------------------------------------------------------------------------------------------------------------

                                                                          PIMCO Advisors              PIMCO Advisors
                                             Panorama Series                 Variable                     Variable
                                              Fund, Inc.                    Insurance                   Insurance
                                         (Service Class ("SC"))               Trust                        Trust
                                              Sub-Account                  Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                              Oppenheimer
                                             International                                               OpCap
                                              Growth (SC)                OpCap Balanced               Renaissance
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $     (2,676) $     (8,877) $     22,304  $     10,194  $      2,390  $        406
Net realized gains (losses)                 386,110        64,175       139,173        63,311        32,856           420
Change in unrealized gains (losses)           7,859       559,450      (259,194)      100,933       (17,997)       23,843
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          391,293       614,748       (97,717)      174,438        17,249        24,669
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    155,549       146,731       391,351       448,983       199,154       151,474
Benefit payments                            (61,671)            -       (10,398)      (25,180)         (453)            -
Payments on termination                    (222,928)      (62,305)      (87,847)      (76,369)       (8,385)       (5,038)
Loans - net                                 (49,574)      (18,402)      (31,598)      (17,985)       (1,982)         (494)
Records maintenance charge                 (172,442)     (127,726)     (208,147)     (199,049)      (70,202)      (58,130)
Transfers among the sub-accounts
   and with the Fixed Account - net         858,902       792,091       219,555      (146,243)      (66,980)       (9,089)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 507,836       730,389       272,916       (15,843)       51,152        78,723
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           899,129     1,345,137       175,199       158,595        68,401       103,392

NET ASSETS AT BEGINNING OF PERIOD         3,133,043     1,787,906     1,822,077     1,663,482       272,107       168,715
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  4,032,172  $  3,133,043  $  1,997,276  $  1,822,077  $    340,508  $    272,107
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                179,866       131,744       147,504       149,094        22,145        15,292
         Units issued                        96,186        66,733        37,602        29,774         8,790         7,950
         Units redeemed                     (69,745)      (18,611)      (15,672)      (31,364)       (4,872)       (1,097)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       206,307       179,866       169,434       147,504        26,063        22,145
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                            PIMCO Advisors
                                               Variable                  PIMCO Variable               PIMCO Variable
                                               Insurance                   Insurance                    Insurance
                                                 Trust                       Trust                        Trust
                                              Sub-Account                 Sub-Account                  Sub-Account
                                       --------------------------  --------------------------  --------------------------


                                              OpCap Small
                                                  Cap                     Foreign Bond                 Money Market
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $    (20,617) $    (16,482) $    102,327  $     97,780  $    121,343  $    101,529
Net realized gains (losses)               2,172,440       406,212       (14,258)       42,266             -             -
Change in unrealized gains (losses)      (2,071,062)    1,032,593        20,621       (73,656)            -             -
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                           80,761     1,422,323       108,690        66,390       121,343       101,529
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                  1,079,118     1,005,674       505,974       552,154       917,463       817,642
Benefit payments                            (19,189)      (40,958)     (131,863)            -          (760)            -
Payments on termination                    (254,831)     (244,070)      (98,153)      (69,232)      (69,995)      (31,652)
Loans - net                                (236,071)     (111,251)      (85,227)      (10,086)      (42,779)         (246)
Records maintenance charge                 (569,060)     (520,037)     (293,497)     (279,791)     (386,853)     (400,474)
Transfers among the sub-accounts
   and with the Fixed Account - net      (2,012,419)    1,861,908       (94,522)        9,828      (121,458)      147,396
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions              (2,012,452)    1,951,266      (197,288)      202,873       295,618       532,666
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS        (1,931,691)    3,373,589       (88,598)      269,263       416,961       634,195

NET ASSETS AT BEGINNING OF PERIOD         8,633,966     5,260,377     3,396,121     3,126,858     2,398,842     1,764,647
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  6,702,275  $  8,633,966  $  3,307,523  $  3,396,121  $  2,815,803  $  2,398,842
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                575,550       434,701       278,684       261,692       219,932       169,256
         Units issued                       184,881       212,458        48,688        68,174        83,459        93,431
         Units redeemed                    (314,331)      (71,609)      (65,252)      (51,182)      (57,276)      (42,755)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       446,100       575,550       262,120       278,684       246,115       219,932
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                              PIMCO Variable              PIMCO Variable
                                                 Insurance                   Insurance                Putnam Variable
                                                   Trust                       Trust                      Trust
                                                Sub-Account                 Sub-Account                Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                                                                                            VT
                                                                                                       International
                                                PIMCO Real                PIMCO Total                    Growth and
                                                  Return                     Return                        Income
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $     59,696  $     34,626  $    579,250  $    455,406  $    104,390  $     31,330
Net realized gains (losses)                   2,160        23,894       (87,927)       36,541     1,570,102       153,438
Change in unrealized gains (losses)          78,709       (51,161)      501,532       (83,126)   (1,218,267)      985,423
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          140,565         7,359       992,855       408,821       456,225     1,170,191
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    781,183       662,812     2,081,941     2,217,941       552,909       384,591
Benefit payments                             (9,207)            -      (151,514)      (36,226)     (176,721)       (5,901)
Payments on termination                     (33,935)      (13,190)   (1,025,572)     (306,589)     (270,252)     (126,125)
Loans - net                                  (8,645)      (10,964)     (147,469)      (71,887)      (96,744)     (116,677)
Records maintenance charge                 (290,160)     (207,727)   (1,159,934)   (1,060,993)     (345,423)     (242,326)
Transfers among the sub-accounts
   and with the Fixed Account - net          19,018        48,613        48,746     1,062,343     1,745,113     2,623,864
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 458,254       479,544      (353,802)    1,804,589     1,408,882     2,517,426
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           598,819       486,903       639,053     2,213,410     1,865,107     3,687,617

NET ASSETS AT BEGINNING OF PERIOD         1,007,735       520,832    12,024,390     9,810,980     6,622,941     2,935,324
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  1,606,554  $  1,007,735  $ 12,663,443  $ 12,024,390  $  8,488,048  $  6,622,941
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 90,432        47,070       974,206       823,924       334,702       188,626
         Units issued                        45,004        52,121       263,450       242,406       217,702       197,901
         Units redeemed                      (5,196)       (8,759)     (293,426)      (92,124)     (150,807)      (51,825)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       130,240        90,432       944,230       974,206       401,597       334,702
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable               Putnam Variable             Rydex Variable
                                           Trust (Class IA)              Trust (Class IA)                  Trust
                                              Sub-Account                   Sub-Account                Sub-Account
                                       --------------------------  --------------------------  --------------------------
                                                                         International
                                                                           Growth and
                                             VT High Yield                   Income                    Rydex Sector
                                               (Class IA)                  (Class IA)                     Rotation
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $     51,176  $     31,235  $     22,842  $      6,810  $          -  $          -
Net realized gains (losses)                  (3,078)         (138)      230,760         6,798        61,891        22,057
Change in unrealized gains (losses)         (28,816)       18,302      (175,312)      163,464        41,136        12,393
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                           19,282        49,399        78,290       177,072       103,027        34,450
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    192,490       177,590       313,334       189,443       227,740       199,531
Benefit payments                                  -        (1,562)            -             -          (617)            -
Payments on termination                     (29,659)      (19,335)      (15,115)       (4,956)      (25,453)       (5,831)
Loans - net                                 (21,291)          425       (12,510)         (620)       (6,810)         (951)
Records maintenance charge                  (93,405)      (91,039)     (110,968)      (71,801)      (82,549)      (62,137)
Transfers among the sub-accounts
   and with the Fixed Account - net          54,780       117,643       195,717       355,104        32,127        22,539
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 102,915       183,722       370,458       467,170       144,438       153,151
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           122,197       233,121       448,748       644,242       247,465       187,601

NET ASSETS AT BEGINNING OF PERIOD           597,484       364,363     1,043,201       398,959       421,390       233,789
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $    719,681  $    597,484  $  1,491,949  $  1,043,201  $    668,855  $    421,390
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 38,081        25,684        39,283        19,174        21,972        13,578
         Units issued                        14,477        15,864        20,059        21,626         9,953         9,517
         Units redeemed                      (8,158)       (3,467)       (6,979)       (1,517)       (3,513)       (1,123)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period        44,400        38,081        52,363        39,283        28,412        21,972
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                              T. Rowe Price T. Rowe Price T.
                                           Rowe Price Equity Series, Inc. Equity
                                           Series, Inc. Equity Series, Inc.
                                               Sub-Account                  Sub-Account                Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                             T. Rowe Price
                                               Blue Chip                  T. Rowe Price              T. Rowe Price
                                                 Growth                   Equity Income              Mid-Cap Growth
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $      7,913  $      3,573  $    413,225  $    311,932  $     25,418  $          -
Net realized gains (losses)                  16,135         5,755     2,124,684       696,990     1,801,135     1,614,652
Change in unrealized gains (losses)         154,145        92,133    (1,701,281)    2,459,819       138,204      (892,846)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          178,193       101,461       836,628     3,468,741     1,964,757       721,806
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    896,393       819,887     5,425,944     5,227,418     1,235,393     1,443,172
Benefit payments                                  -          (458)       (5,195)      (78,871)      (11,101)       (5,491)
Payments on termination                     (51,606)       (9,527)   (1,006,468)     (555,838)     (703,573)     (400,705)
Loans - net                                 (39,412)       (7,634)     (408,827)      (72,898)     (226,655)      (60,756)
Records maintenance charge                 (372,043)     (255,431)   (2,450,176)   (2,177,341)     (800,250)     (841,703)
Transfers among the sub-accounts
   and with the Fixed Account - net             586          (795)   (1,633,294)      785,403    (1,303,575)     (386,449)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 433,918       546,042       (78,016)    3,127,873    (1,809,761)     (251,932)
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           612,111       647,503       758,612     6,596,614       154,996       469,874

NET ASSETS AT BEGINNING OF PERIOD         1,274,074       626,571    23,112,977    16,516,363    11,474,875    11,005,001
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  1,886,185  $  1,274,074  $ 23,871,589  $ 23,112,977  $ 11,629,871  $ 11,474,875
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                100,541        54,224     1,157,609       984,130       477,908       488,759
         Units issued                        39,608        55,756       179,836       226,333         9,160        19,464
         Units redeemed                      (8,127)       (9,439)     (179,631)      (52,854)      (74,908)      (30,315)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       132,022       100,541     1,157,814     1,157,609       412,160       477,908
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                                         T. Rowe
Price The Universal
                                              T. Rowe Price International
                                           Institutional Equity Series, Inc.
                                           Series, Inc. Funds, Inc.
                                              Sub-Account                 Sub-Account                  Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                             T. Rowe Price T. Rowe Price
                                              New America                 International               Van Kampen UIF
                                                 Growth                       Stock                   Equity Growth
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $          -  $        849  $     81,533  $     51,724  $     (3,763) $     (3,472)
Net realized gains (losses)                 246,913        43,921       834,091        82,616        42,681        36,462
Change in unrealized gains (losses)           8,258        79,354      (307,873)      598,640       256,899        26,149
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          255,171       124,124       607,751       732,980       295,817        59,139
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    299,200       316,820       442,201       444,935       392,748       400,691
Benefit payments                             (1,638)            -        (6,652)       (1,622)      (49,436)       (4,162)
Payments on termination                     (94,101)      (42,866)     (144,639)      (75,664)      (64,456)      (29,058)
Loans - net                                 (33,300)      (53,400)      (42,853)      (26,386)      (31,208)       (1,131)
Records maintenance charge                 (158,157)     (158,169)     (321,949)     (300,446)     (207,592)     (188,571)
Transfers among the sub-accounts
   and with the Fixed Account - net         (66,809)      (30,409)      672,678       263,484       334,473      (152,937)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 (54,805)       31,976       598,786       304,301       374,529        24,832
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           200,366       156,100     1,206,537     1,037,281       670,346        83,971

NET ASSETS AT BEGINNING OF PERIOD         1,859,761     1,703,661     4,725,552     3,688,271     1,375,451     1,291,480
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  2,060,127  $  1,859,761  $  5,932,089  $  4,725,552  $  2,045,797  $  1,375,451
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                153,847       151,267       305,466       283,932       105,695       103,210
         Units issued                        11,231        15,371        69,333        44,409        37,623        28,292
         Units redeemed                     (15,295)      (12,791)      (35,554)      (22,875)      (13,854)      (25,807)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       149,783       153,847       339,245       305,466       129,464       105,695
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                              The Universal               The Universal                The Universal
                                              Institutional               Institutional                Institutional
                                               Funds, Inc.                 Funds, Inc.                  Funds, Inc.
                                               Sub-Account                 Sub-Account                  Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                                                         Van Kampen UIF               Van Kampen UIF
                                              Van Kampen UIF              U.S. Mid Cap                  U.S. Real
                                               High Yield                    Value                        Estate
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $     22,512  $     18,756  $     55,563  $      1,825  $     52,767  $     36,698
Net realized gains (losses)                    (920)          (71)    1,695,310     1,637,531       491,318       332,718
Change in unrealized gains (losses)         (11,713)          135      (798,418)      460,405    (1,420,263)      727,918
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                            9,879        18,820       952,455     2,099,761      (876,178)    1,097,334
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                     73,647        86,093     1,517,312     1,461,299     1,993,235     1,851,686
Benefit payments                               (886)       (1,516)     (172,223)       (3,349)       (2,234)         (462)
Payments on termination                     (13,121)       (9,289)     (787,036)     (394,075)     (137,056)     (150,133)
Loans - net                                  (3,711)         (635)     (190,702)     (123,197)      (55,147)      (17,946)
Records maintenance charge                  (42,421)      (46,179)     (895,440)     (883,478)     (804,844)     (650,085)
Transfers among the sub-accounts
   and with the Fixed Account - net           1,524        (9,213)      312,855      (351,259)     (476,299)      200,128
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                  15,032        19,261      (215,234)     (294,059)      517,655     1,233,188
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS            24,911        38,081       737,221     1,805,702      (358,523)    2,330,522

NET ASSETS AT BEGINNING OF PERIOD           242,277       204,196    12,381,435    10,575,733     4,674,607     2,344,085
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $    267,188  $    242,277  $ 13,118,656  $ 12,381,435  $  4,316,084  $  4,674,607
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 16,662        15,254       804,784       827,448       151,117       104,607
         Units issued                         2,224         2,838       121,351       127,791        39,442        69,166
         Units redeemed                      (1,219)       (1,430)     (133,579)     (150,455)      (22,311)      (22,656)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period        17,667        16,662       792,556       804,784       168,248       151,117
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-------------------------------------------------------------------------------------------------------------------------

                                                Van Eck                     Van Eck                     Van Eck
                                               Worldwide                   Worldwide                   Worldwide
                                               Insurance                   Insurance                   Insurance
                                                 Trust                       Trust                       Trust
                                              Sub-Account                 Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------
                                                Van Eck                     Van Eck                     Van Eck
                                               Worldwide                   Worldwide                   Worldwide
                                                Absolute                    Emerging                      Hard
                                                 Return                     Markets                      Assets
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $        578  $        164  $      5,738  $     46,624  $      2,216  $     48,469
Net realized gains (losses)                   3,271            99       249,969        14,386       252,234        33,796
Change in unrealized gains (losses)            (551)        3,551       348,577       185,975       580,122       143,628
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                            3,298         3,814       604,284       246,985       834,572       225,893
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                     88,297        61,974     1,235,317       666,323       915,922       786,538
Benefit payments                               (391)            -             -             -       (16,527)       (3,329)
Payments on termination                     (13,476)       (1,350)      (82,756)      (15,854)      (90,113)      (18,655)
Loans - net                                  (3,676)          (66)      (23,164)       (2,960)      (29,449)      (11,514)
Records maintenance charge                  (29,938)      (18,042)     (463,945)     (216,542)     (371,271)     (266,292)
Transfers among the sub-accounts
   and with the Fixed Account - net          10,034         9,299       702,277       161,335       256,820       122,551
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                  50,850        51,815     1,367,729       592,302       665,382       609,299
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS            54,148        55,629     1,972,013       839,287     1,499,954       835,192

NET ASSETS AT BEGINNING OF PERIOD            77,939        22,310     1,189,852       350,565     1,523,231       688,039
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $    132,087  $     77,939  $  3,161,865  $  1,189,852  $  3,023,185  $  1,523,231
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  7,209         2,242        50,730        20,849        63,888        35,926
         Units issued                         8,967         5,368        52,644        39,912        30,139        38,070
         Units redeemed                      (4,434)         (401)       (5,414)      (10,031)       (6,793)      (10,108)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period        11,742         7,209        97,960        50,730        87,234        63,888
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Van Kampen Life
                                             Van Kampen Life             Van Kampen Life               Investment
                                              Investment                   Investment                    Trust
                                                 Trust                       Trust                     (Class II)
                                              Sub-Account                 Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                                                                                     LIT Aggressive
                                                                         LIT Growth and                   Growth
                                              LIT Government                 Income                    (Class II)
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $     13,707  $      8,707  $     41,445  $     19,571  $     (4,686) $     (5,260)
Net realized gains (losses)                      26          (199)      105,467       114,836       212,837       181,360
Change in unrealized gains (losses)          25,548          (355)      (85,462)      172,707       137,742      (103,752)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                           39,281         8,153        61,450       307,114       345,893        72,348
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    328,434       150,383     1,198,270     1,076,237       643,899       671,533
Benefit payments                                  -          (303)       (1,319)            -        (1,347)            -
Payments on termination                     (16,966)       (3,339)      (98,427)      (41,422)      (92,585)      (57,954)
Loans - net                                    (124)          (93)      (32,696)       (9,690)      (25,230)      (17,694)
Records maintenance charge                 (113,486)      (62,243)     (517,199)     (418,451)     (315,270)     (280,231)
Transfers among the sub-accounts
   and with the Fixed Account - net         178,028        68,803        49,983         1,048       477,948      (363,909)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions                 375,886       153,208       598,612       607,722       687,415       (48,255)
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           415,167       161,361       660,062       914,836     1,033,308        24,093

NET ASSETS AT BEGINNING OF PERIOD           274,184       112,823     2,446,302     1,531,466     1,841,566     1,817,473
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $    689,351  $    274,184  $  3,106,364  $  2,446,302  $  2,874,874  $  1,841,566
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                 24,653        10,483       123,496        89,864       141,136       146,225
         Units issued                        37,801        14,972        32,703        38,504       103,891        41,477
         Units redeemed                      (4,706)         (802)       (3,652)       (4,872)      (56,760)      (46,566)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period        57,748        24,653       152,547       123,496       188,267       141,136
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life
                                              Investment
                                                 Trust                    Wells Fargo                 Wells Fargo
                                              (Class II)                Variable Trust              Variable Trust
                                              Sub-Account                 Sub-Account                 Sub-Account
                                       --------------------------  --------------------------  --------------------------

                                                                         Wells Fargo VT
                                             LIT Growth and                Advantage                  Wells Fargo VT
                                            Income (Class II)              Discovery              Advantage Opportunity
                                       --------------------------  --------------------------  --------------------------

                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)           $    104,955  $     38,895  $          -  $          -  $     51,278  $          -
Net realized gains (losses)                 765,658       493,774       334,708        76,245     1,297,104       963,600
Change in unrealized gains (losses)        (740,974)      576,217       911,038       638,555      (788,424)      (27,260)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          129,639     1,108,886     1,245,746       714,800       559,958       936,340
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                    609,167       602,659       615,403       690,467       958,286     1,134,974
Benefit payments                           (218,131)       (6,753)       (7,298)       (2,664)       (3,411)      (38,656)
Payments on termination                    (647,915)     (172,021)     (321,520)     (259,599)     (454,638)     (242,239)
Loans - net                                (191,646)      (38,300)      (96,339)      (76,806)      (92,010)      (94,227)
Records maintenance charge                 (458,909)     (438,480)     (419,024)     (408,061)     (606,208)     (636,131)
Transfers among the sub-accounts
   and with the Fixed Account - net      (1,307,613)    2,346,231       103,505       (28,718)     (803,174)     (783,430)
                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from policy transactions              (2,215,047)    2,293,336      (125,273)      (85,381)   (1,001,155)     (659,709)
                                       ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS        (2,085,408)    3,402,222     1,120,473       629,419      (441,197)      276,631

NET ASSETS AT BEGINNING OF PERIOD         9,156,073     5,753,851     5,552,430     4,923,011     8,346,830     8,070,199
                                       ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD            $  7,070,665  $  9,156,073  $  6,672,903  $  5,552,430  $  7,905,633  $  8,346,830
                                       ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                609,082       442,539       418,030       424,920       667,635       724,381
         Units issued                       150,723       228,896        61,290        29,921        22,060        31,597
         Units redeemed                    (300,568)      (62,353)      (68,616)      (36,811)      (96,688)      (88,343)
                                       ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period       459,237       609,082       410,704       418,030       593,007       667,635
                                       ============  ============  ============  ============  ============  ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

     Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit issues five life insurance policies, the Investor's Select, the Consultant, the Consultant SL, the Consultant Protector and the Consultant Accumulator (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. The Investor's Select and Consultant are closed to new policyholders but continue to accept deposits from existing policyholders. Absent any Policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS         FIDELITY VARIABLE INSURANCE
        AIM V. I. Basic Value                PRODUCTS FUND (CONTINUED)
        AIM V. I. Capital Appreciation       VIP Contrafund
        AIM V. I. Core Equity                VIP Equity-Income
        AIM V. I. Demographic Trends         VIP Growth
           (Merged into AIM V. I.            VIP Index 500
           Capital Appreciation on           VIP Investment Grade Bond
           November 3, 2006)                 VIP Money Market
        AIM V. I. Mid Cap Core Equity        VIP Overseas
        AIM V. I. Premier Equity          JANUS ASPEN SERIES
           (Merged into AIM V. I.  Core      Balanced
           Equity on April 28, 2006)         Flexible Bond
     THE ALGER AMERICAN FUND                 Forty Portfolio
        Alger Growth                         Large Cap Growth
        Alger Income and Growth              Mid Cap Growth
        Alger Leveraged AllCap               Worldwide Growth
        Alger MidCap Growth               JANUS ASPEN SERIES
        Alger Small Capitalization           (SERVICE SHARES)
     DWS INVESTMENTS VARIABLE                Balanced (Service Shares)
        INSURANCE TRUST                      Foreign Stock (Service Shares)
        DWS VIP Equity 500 Index A           Mid Cap Value (Service Shares)
        DWS VIP Small Cap Index A            Risk-Managed Core
     DWS VARIABLE SERIES I                      (Service Shares)
        DWS VIP Bond                         Small Company Value
        DWS VIP Global Opportunities            (Service Shares)
        DWS VIP Growth and Income            Worldwide Growth
        DWS VIP International                   (Service Shares)
     DWS VARIABLE SERIES II               LAZARD RETIREMENT SERIES, INC.
        DWS VIP Balanced A                   Emerging Markets
     FEDERATED INSURANCE SERIES           LEGG MASON PARTNERS VARIABLE
                   Federated Capital Income PORTFOLIOS I, INC.
                       Fund II Legg Mason Variable All Cap
        Federated Funds for U.S.                Portfolio I (Merged into
           Government Securities II             Legg Mason Variable
        Federated High Income Bond              Fundamental Value on April
           Fund II                              27, 2007)
     FIDELITY VARIABLE INSURANCE             Legg Mason Variable
        PRODUCTS FUND                           Fundamental Value
        VIP Asset Manager                    Legg Mason Variable Global High
                                                Yield Bond II
                          Legg Mason Variable Investors
                                                Portfolio I
                                          MFS VARIABLE INSURANCE TRUST
                           MFS Emerging Growth Series

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     MFS VARIABLE INSURANCE TRUST         PIMCO VARIABLE INSURANCE
     (CONTINUED)                             TRUST (CONTINUED)
        MFS High Income Series               PIMCO Real Return
        MFS Investors Growth                 PIMCO Total Return
           Stock Series PUTNAM VARIABLE TRUST MFS Investors Trust Series VT International Growth MFS New Discovery Series and Income MFS Research Series PUTNAM VARIABLE TRUST (CLASS IA) MFS Total Return Series VT High Yield (Class IA) MFS Utilities Series VT International Growth and MFS Value Series Income (Class IA)
     MFS VARIABLE INSURANCE TRUST         RYDEX VARIABLE TRUST
        (SERVICE CLASS)                      Rydex Sector Rotation
        MFS New Discovery Series          T. ROWE PRICE EQUITY SERIES, INC.
           (Service Class)                   T. Rowe Price Blue Chip Growth
     OPPENHEIMER VARIABLE ACCOUNT FUNDS      T. Rowe Price Equity Income
        Oppenheimer Global Securities        T. Rowe Price Mid-Cap Growth
        Oppenheimer Main Street Small        T. Rowe Price New
           Cap Growth                           America Growth
        Oppenheimer MidCap Fund           T. ROWE PRICE INTERNATIONAL
     OPPENHEIMER VARIABLE ACCOUNT FUNDS      SERIES, INC.
        (SERVICE CLASS ("SC"))               T. Rowe Price
        Oppenheimer Main Street Small           International Stock
           Cap Growth (SC)                THE UNIVERSAL INSTITUTIONAL
     PANORAMA SERIES FUND, INC.              FUNDS, INC.
        Oppenheimer International            Van Kampen UIF Equity Growth
           Growth                            Van Kampen UIF High Yield
     PANORAMA SERIES FUND, INC.              Van Kampen UIF U.S. Mid
        (SERVICE CLASS ("SC"))                  Cap Value
        Oppenheimer International            Van Kampen UIF U.S. Real Estate
           Growth (SC)                    VAN ECK WORLDWIDE INSURANCE TRUST
     PIMCO ADVISORS VARIABLE                 Van Eck Worldwide
        INSURANCE TRUST                         Absolute Return
        OpCap Balanced                       Van Eck Worldwide
        OpCap Renaissance                       Emerging Markets
        OpCap Small Cap                      Van Eck Worldwide Hard Assets
     PIMCO VARIABLE INSURANCE TRUST       VAN KAMPEN LIFE INVESTMENT TRUST
        Foreign Bond                         LIT Government
        Money Market                         LIT Growth and Income
                        VAN KAMPEN LIFE INVESTMENT TRUST
                                             (CLASS II)
                                             LIT Aggressive Growth
                                                (Class II)
                                             LIT Growth and Income
                                                (Class II)
                           WELLS FARGO VARIABLE TRUST
                                             Wells Fargo VT
                                                Advantage Discovery
                                             Wells Fargo VT
                              Advantage Opportunity

     The net assets are affected by the investment results of each fund, transactions by policyholders and certain contract expenses (see Note 3). The accompanying financial statements include only policyholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

     A policyholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS -Dividends declared by the Funds are recognized on the ex-dividend date.

     NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

     The Account had no liability for unrecognized tax benefits at December 31, 2007 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

     PENDING ACCOUNTING STANDARD - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which redefines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In November 2007, the FASB decided to allow deferral of the effective date of SFAS No. 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Account has no nonfinancial assets or nonfinancial liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Account's financial statements; however, SFAS No. 157 requires additional disclosures.

3.   EXPENSES

     SURRENDER CHARGE- In the event the policy is surrendered, a withdrawal charge may be imposed. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. This charge is assessed if the Policy is surrendered during a specified time, which ranges from 9 to 12 years depending upon the Policy, and varies based upon several variables including the policyholder's age and Account value at the time of surrender. These amounts are included in payments on terminations.

     MONTHLY DEDUCTIONS- On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees.

     COST OF INSURANCE- On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and account value. The cost of insurance is recognized as redemption of units.

     ADMINISTRATIVE EXPENSE CHARGE- Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured persons' risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units.

     POLICY FEE- On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units.

     MORTALITY AND EXPENSE RISK CHARGE- The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for Investor's Select is recognized as a reduction in the accumulated unit value, while the mortality and expense risk for Consultant, Consultant SL, Consultant Protector, and Consultant Accumulator is recognized as redemption of units.

     The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

                            INVESTOR'S                                      CONSULTANT       CONSULTANT
                            SELECT           CONSULTANT SL   CONSULTANT     PROTECTOR        ACCUMULATOR
COST OF INSURANCE           Varies           Varies          Varies         Varies           Varies

ADMINISTRATIVE EXPENSE      Years 1 - 12     Years 1 - 7     N/A            Years 1 - 20     Minimum
   CHARGE (PER $1,000       .20% of policy   $1.44;                         $0.3504;         $0.25
   INITIAL FACE AMOUNT)     value; 0%        $0 thereafter                  $0.1992          Maximum
                            thereafter                                      thereafter       $2.50
                            (deducted
                            annually)

POLICY FEE                  $5.00            $7.50           $7.50          Year 1 $16.50;   $7.50
                                                                            $6.25
                                                                            thereafter

MORTALITY AND EXPENSE       Annual rate      Years 1 - 14    Years 1 - 14   Years 1 - 14     Years 1 - 10
   RISK CHARGE (AS A % OF   0.70%            0.72%;          0.72%;         0.55%;           0.55%;
   TOTAL MONTHLY SUB-       (deducted        0.36%           0.36%          0.15%            0.15%
   ACCOUNT VALUE)           daily)           thereafter      thereafter     thereafter       thereafter

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2007 were as follows:

                                                                      Purchases
                                                                    ------------
Investments in the AIM Variable Insurance Funds
   Sub-Accounts:
      AIM V. I. Basic Value                                         $  1,063,176
      AIM V. I. Capital Appreciation                                     300,388
      AIM V. I. Core Equity                                              129,607
      AIM V. I. Mid Cap Core Equity                                      466,253

Investments in the The Alger American Fund Sub-Accounts:
      Alger Growth                                                     1,247,451
      Alger Income and Growth                                            324,881
      Alger Leveraged AllCap                                           2,404,055
      Alger MidCap Growth                                              6,526,669
      Alger Small Capitalization                                       1,359,576

Investments in the DWS Investments Variable Insurance
   Trust Sub-Accounts:
      DWS VIP Equity 500 Index A                                         314,063
      DWS VIP Small Cap Index A                                          176,191

Investments in the DWS Variable Series I Sub-Accounts:
      DWS VIP Bond                                                     1,415,863
      DWS VIP Global Opportunities                                     2,020,930
      DWS VIP Growth and Income                                          215,012
      DWS VIP International                                            1,352,070

Investments in the DWS Variable Series II Sub-Accounts:
      DWS VIP Balanced A                                                 438,701

Investments in the Federated Insurance Series Sub-Accounts:
      Federated Capital Income Fund II                                   448,439
      Federated Funds for U.S. Government Securities II                1,749,724
      Federated High Income Bond Fund II                               2,604,944

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
      VIP Asset Manager                                                1,645,621
      VIP Contrafund                                                  27,207,968
      VIP Equity-Income                                                9,432,234
      VIP Growth                                                       6,851,744
      VIP Index 500                                                    6,266,880
      VIP Investment Grade Bond                                          931,213
      VIP Money Market                                                44,376,729
      VIP Overseas                                                     8,946,493

Investments in the Janus Aspen Series Sub-Accounts:
      Balanced                                                         2,069,929
      Flexible Bond                                                    1,001,258
      Forty Portfolio                                                  1,849,640
      Large Cap Growth                                                 2,164,332
      Mid Cap Growth                                                   4,574,192

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     Purchases
                                                                    ------------
Investments in the Janus Aspen Series Sub-Accounts
   (continued):
      Worldwide Growth                                              $  1,606,329

Investments in the Janus Aspen Series (Service Shares)
   Sub-Accounts:
      Balanced (Service Shares)                                          881,816
      Foreign Stock (Service Shares)                                   4,829,244
      Mid Cap Value (Service Shares)                                     735,685
      Risk-Managed Core (Service Shares)                                 162,607
      Small Company Value (Service Shares)                               584,740
      Worldwide Growth (Service Shares)                                  113,112

Investments in the Lazard Retirement Series, Inc.
   Sub-Accounts:
      Emerging Markets                                                   739,535

Investments in the Legg Mason Partners Variable Portfolios
   I, Inc Sub-Accounts:
      Legg Mason Variable All Cap Portfolio I (a) (b)                    117,658
      Legg Mason Variable Fundamental Value (b) (c)                    1,013,160
      Legg Mason Variable Global High Yield Bond II                      467,990
      Legg Mason Variable Investors Portfolio I                          568,336

Investments in the MFS Variable Insurance Trust
   Sub-Accounts:
      MFS Emerging Growth Series                                         832,198
      MFS High Income Series                                             256,026
      MFS Investors Growth Stock Series                                  221,262
      MFS Investors Trust Series                                         297,639
      MFS New Discovery Series                                         1,111,224
      MFS Research Series                                                293,180
      MFS Total Return Series                                          2,221,592
      MFS Utilities Series                                               853,056
      MFS Value Series                                                   622,340

Investments in the MFS Variable Insurance Trust (Service
   Class) Sub-Accounts:
      MFS New Discovery Series (Service Class)                           115,282

Investments in the Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Global Securities                                    2,159,039

(a) For period beginning January 1, 2007 and ended April 27, 2007 (b) On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg
     Mason Partners Variable Fundamental Value
(c) For period beginning April 27, 2007 and ended December 31, 2007

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the Oppenheimer Variable Account
   Funds Sub-Accounts (continued):
      Oppenheimer Main Street Small Cap Growth                      $  1,725,494
      Oppenheimer MidCap Fund                                            271,046

Investments in the Oppenheimer Variable Account Funds
   (Service Class ("SC")) Sub-Accounts:
      Oppenheimer Main Street Small Cap Growth (SC)                    3,385,767

Investments in the Panorama Series Fund, Inc.
   Sub-Accounts:
      Oppenheimer International Growth                                   551,172

Investments in the Panorama Series Fund, Inc. (Service
   Class ("SC")) Sub-Accounts:
      Oppenheimer International Growth (SC)                            1,887,492

Investments in the PIMCO Advisors Variable Insurance
   Trust Sub-Accounts:
      OpCap Balanced                                                     622,710
      OpCap Renaissance                                                  148,018
      OpCap Small Cap                                                  4,897,823

Investments in the PIMCO Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond                                                       715,628
      Money Market                                                     1,056,148
      PIMCO Real Return                                                  581,849
      PIMCO Total Return                                               3,947,884

Investments in the Putnam Variable Trust Sub-Accounts:
      VT International Growth and Income                               6,013,126

Investments in the Putnam Variable Trust (Class IA)
   Sub-Accounts:
      VT High Yield (Class IA)                                           284,452
      VT International Growth and Income (Class IA)                      808,719

Investments in the Rydex Variable Trust Sub-Accounts:
      Rydex Sector Rotation                                              268,334

Investments in the T. Rowe Price Equity Series, Inc.
   Sub-Accounts:
      T. Rowe Price Blue Chip Growth                                     552,502
      T. Rowe Price Equity Income                                      5,587,894
      T. Rowe Price Mid-Cap Growth                                     1,524,987

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                      Purchases
                                                                    ------------
Investments in the T. Rowe Price Equity Series,
   Inc. Sub-Accounts (continued):
      T. Rowe Price New America Growth                              $    346,450

Investments in the T. Rowe Price International Series, Inc.
   Sub-Accounts:
      T. Rowe Price International Stock 1,921,369

Investments in the The Universal  Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Equity Growth                                       572,983
      Van Kampen UIF High Yield                                           55,672
      Van Kampen UIF U.S. Mid Cap Value                                3,458,939
      Van Kampen UIF U.S. Real Estate                                  1,646,092

Investments in the Van Eck Worldwide Insurance Trust
   Sub-Accounts:
      Van Eck Worldwide Absolute Return                                  103,001
      Van Eck Worldwide Emerging Markets                               1,750,181
      Van Eck Worldwide Hard Assets                                    1,079,030

Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
      LIT Government                                                     443,538
      LIT Growth and Income                                              811,704

Investments in the Van Kampen Life Investment Trust (Class
   II) Sub-Accounts:
      LIT Aggressive Growth (Class II)                                 1,662,137
      LIT Growth and Income (Class II)                                 2,812,287

Investments in the Wells Fargo Variable Trust Sub-Accounts:
      Wells Fargo VT Advantage Discovery                                 949,702
      Wells Fargo VT Advantage Opportunity                             1,547,642
                                                                    ------------

                                                                     216,671,048
                                                                    ============

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS

     A summary of units outstanding, accumulation unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the five years in the period ended December 31, 2007.

     As discussed in Note 3, the expense ratio represents risk charge which is assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each policyholder.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               Investor's Select Policies
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets    Investment   Expense    Total
                                           (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------
Investments in the
   AIM Variable Insurance Funds
                                  Sub-Account:
                              AIM V. I. Basic Value
         2007                                  52  $      12.93  $      670           0.62%    0.70%      0.83%
         2006                                  63         12.82         810           0.39     0.70      12.42
         2005                                 113         11.40       1,293           0.09     0.70       5.00
         2004 (h)                             131         10.86       1,427           0.00     0.70       8.61
Investments in the
   DWS Variable Series I Sub-Account:
      DWS VIP Bond
         2007                                 106         18.78       1,993           5.12     0.70       3.45
         2006                                 105         18.15       1,910           3.73     0.70       3.99
         2005                                 114         17.46       1,987           3.51     0.70       1.89
         2004                                 113         17.13       1,929           4.25     0.70       4.64
         2003                                 115         16.37       1,878           4.20     0.70       4.33
Investments in the
   DWS Variable Series II
                                  Sub-Account:
                               DWS VIP Balanced A
         2007                                  39         12.13         478           3.20     0.70       4.11
         2006                                  43         11.65         496           2.48     0.70       9.48
         2005 (g)                              41         10.64         440           0.00     0.70       6.41
Investments in the Federated Insurance
   Series Sub-Accounts:
      Federated Capital Income Fund II
         2007                                  99         17.99       1,779           4.82     0.70       3.31
         2006                                 114         17.42       1,993           5.85     0.70      14.84
         2005                                  99         15.17       1,500           6.05     0.70       5.54
         2004                                 142         14.37       2,035           3.63     0.70       9.15
         2003                                 119         13.16       1,568           6.00     0.70      19.83
      Federated Fund for U.S. Government
         Securities II
         2007                                 115         18.92       2,169           4.46     0.70       5.54
         2006                                 124         17.93       2,217           4.05     0.70       3.41
         2005                                 150         17.34       2,596           3.90     0.70       1.32
         2004                                 146         17.11       2,495           4.39     0.70       2.88
         2003                                 232         16.63       3,860           4.30     0.70       1.65

(g) For period beginning April 29, 2005 and ended December 31, 2005 (h) For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               Investor's Select Policies (continued)
                                                -------------------------------------------------------------------
                                                         At December 31,           For the year ended December 31,
                                                --------------------------------  ---------------------------------
                                                 Units  Accumulation  Net Assets    Investment   Expense    Total
                                                (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Federated Insurance Series
     Sub-Accounts (continued):
      Federated High Income Bond
         Fund II
         2007                                      149  $      21.35  $    3,177           7.41%    0.70%      2.70%
         2006                                      204         20.79       4,240           8.01     0.70      10.03
         2005                                      195         18.89       3,688           8.30     0.70       1.94
         2004                                      283         18.53       5,251           6.04     0.70       9.69
         2003                                      362         16.90       6,127           5.81     0.70      21.36
Investments in the
   Fidelity Variable Insurance Products Fund
     Sub-Accounts:
      VIP Asset Manager
         2007                                      269         23.30       6,285           6.01     0.70      14.69
         2006                                      285         20.31       5,789           2.63     0.70       6.57
         2005                                      301         19.06       5,734           2.63     0.70       3.32
         2004                                      319         18.45       5,881           2.62     0.70       4.73
         2003                                      309         17.61       5,444           3.35     0.70      17.15
      VIP Contrafund
         2007                                      809         35.19      28,498           0.96     0.70      16.77
         2006                                      938         30.13      28,266           1.30     0.70      10.94
         2005                                      973         27.16      26,418           0.26     0.70      16.12
         2004                                      954         23.39      22,318           0.31     0.70      14.67
         2003                                      952         20.40      19,422           0.42     0.70      27.57
      VIP Equity-Income
         2007                                      724         35.72      25,858           1.86     0.70       0.82
         2006                                      800         35.43      28,360           3.27     0.70      19.36
         2005                                      856         29.68      25,396           1.57     0.70       5.13
         2004                                      920         28.24      25,965           1.48     0.70      10.75
         2003                                      998         25.50      25,437           1.64     0.70      29.42
      VIP Growth
         2007                                      768         33.24      25,524           0.80     0.70      26.07
         2006                                      800         26.36      21,094           0.39     0.70       6.11
         2005                                      933         24.85      23,180           0.47     0.70       5.06
         2004                                      966         23.65      22,850           0.26     0.70       2.65
         2003                                    1,144         23.04      26,351           0.23     0.70      31.92
      VIP Index 500
         2007                                      136         14.30       1,935           3.68     0.70       4.70
         2006                                      129         13.66       1,772           1.61     0.70      14.92
         2005                                      156         11.88       1,856           1.63     0.70       4.09
         2004                                      186         11.41       2,119           1.17     0.70       9.84
         2003                                      158         10.39       1,644           1.26     0.70      27.51

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               Investor's Select Policies (continued)
                                                -------------------------------------------------------------------
                                                         At December 31,           For the year ended December 31,
                                                --------------------------------  ---------------------------------
                                                 Units  Accumulation  Net Assets    Investment   Expense    Total
                                                (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                ------  ------------  ----------  -------------  -------  ---------

Investments in the
   Fidelity Variable Insurance Products Fund
     Sub-Accounts (continued):
      VIP Money Market
         2007                                      434  $      16.11  $    6,998           5.66%    0.70%      4.48%
         2006                                      399         15.42       6,155           5.25     0.70       4.15
         2005                                      500         14.80       7,396           3.00     0.70       2.32
         2004                                      418         14.47       6,049           1.48     0.70       0.50
         2003                                      597         14.40       8,597           1.09     0.70       0.29
      VIP Overseas
         2007                                      401         26.29      10,538           3.36     0.70      16.49
         2006                                      476         22.57      10,756           0.83     0.70      17.26
         2005                                      510         19.25       9,806           0.56     0.70      18.22
         2004                                      448         16.28       7,287           0.91     0.70      12.84
         2003                                      329         14.43       4,754           0.70     0.70      42.37
Investments in the
   Janus Aspen Series
     Sub-Accounts:
      Balanced
         2007                                      365         38.10      13,890           2.59     0.70       9.76
         2006                                      382         34.71      13,244           2.13     0.70       9.95
         2005                                      407         31.57      12,853           2.26     0.70       7.20
         2004                                      442         29.45      13,003           2.23     0.70       7.77
         2003                                      478         27.32      13,059           2.23     0.70      13.25
      Flexible Bond
         2007                                       83         23.65       1,965           4.42     0.70       6.29
         2006                                       99         22.25       2,214           4.89     0.70       3.49
         2005                                       93         21.50       2,001           5.52     0.70       1.29
         2004                                      102         21.22       2,172           5.76     0.70       3.24
         2003                                      132         20.56       2,724           5.09     0.70       5.65
      Forty Portfolio
         2007                                       58         18.94       1,099           0.36     0.70      36.03
         2006                                       40         13.92         565           0.40     0.70       8.58
         2005                                       20         12.82         260           0.24     0.70      12.06
         2004 (h)                                   12         11.44         141           0.42     0.70      14.43
      Large Cap Growth
         2007                                      649         29.14      18,909           0.73     0.70      14.28
         2006                                      684         25.49      17,444           0.48     0.70      10.60
         2005                                      745         23.05      17,164           0.33     0.70       3.56
         2004                                      808         22.26      17,991           0.14     0.70       3.79
         2003                                      924         21.45      19,811           0.09     0.70      30.81

(h) For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Investor's Select Policies (continued)
                                                   -------------------------------------------------------------------
                                                            At December 31,           For the year ended December 31,
                                                   --------------------------------  ---------------------------------
                                                    Units  Accumulation  Net Assets    Investment   Expense    Total
                                                   (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                                   ------  ------------  ----------  -------------  -------  ---------
Investments in the
   Janus Aspen Series
     Sub-Accounts (continued):
      Mid Cap Growth
         2007                                         545  $      37.58  $   20,485           0.22%    0.70%     21.18%
         2006                                         610         31.01      18,906           0.00     0.70      12.82
         2005                                         622         27.49      17,091           0.00     0.70      11.53
         2004                                         696         24.65      17,144           0.00     0.70      19.90
         2003                                         770         20.56      15,824           0.00     0.70
34.16
      Worldwide Growth
         2007                                         626         32.65      20,410           0.78     0.70       8.86
         2006                                         678         29.99      20,340           1.70     0.70      17.38
         2005                                         760         25.55      19,431           1.33     0.70       5.13
         2004                                         850         24.31      20,659           0.97     0.70       4.05
         2003                                         999         23.36      23,337           1.07     0.70
23.13
Investments in the
   Janus Aspen Series (Service Shares)
     Sub-Account:
      Foreign Stock (Service Shares)
         2007                                         236         17.59       4,149           1.58     0.70      17.43
         2006                                         213         14.98       3,184           1.62     0.70      17.24
         2005                                         222         12.78       2,842           0.92     0.70       5.50
         2004                                         241         12.11       2,914           0.35     0.70      17.39
         2003                                         178         10.32       1,835           0.61     0.70      32.46
Investments in the
   Legg Mason Partners Variable Portfolios I, Inc.
     Sub-Account:
      Legg Mason Variable Investors Portfolio I
         2007                                          36         14.09         509           1.38     0.70       3.17
         2006                                          25         13.66         350           1.78     0.70      17.44
         2005                                          16         11.63         187           1.04     0.70       5.79
         2004 (h)                                      45         10.99         490           2.83     0.70       9.94
Investments in the
   MFS Variable Insurance Trust (Service Class)
     Sub-Account:
      MFS New Discovery Series (Service Class)
         2007                                          40         12.46         499           0.00     0.70       1.53
         2006                                          46         12.27         560           1.75     0.70      12.14
         2005                                          46         10.94         507           0.00     0.70       4.30
         2004                                         160         10.49       1,675           0.00     0.70       5.47
         2003                                         127          9.95       1,259           0.00     0.70      32.50

(h) For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Investor's Select Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets    Investment   Expense    Total
                                           (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------
Investments in the Oppenheimer Variable
   Account Funds (Service Class ("SC"))
    Sub-Account:
      Oppenheimer Main Street Small Cap
         Growth (SC)
         2007                                 248  $      16.22  $    4,017           0.16%    0.70%     -2.08%
         2006                                 275         16.56       4,555           0.02     0.70      13.86
         2005                                 259         14.55       3,771           0.00     0.70       8.95
         2004                                 296         13.35       3,945           0.00     0.70      18.34
         2003                                 117         11.28       1,321           0.00     0.70      43.24
Investments in the Panorama Series Fund,
   Inc. (Service Class ("SC"))
    Sub-Account:
      Oppenheimer International Growth
         (SC)
         2007                                 206         19.54       4,032           0.63     0.70      12.20
         2006                                 180         17.42       3,133           0.30     0.70      28.35
         2005                                 132         13.57       1,788           0.95     0.70      14.15
         2004                                 161         11.89       1,911           1.83     0.70      16.33
         2003                                  64         10.22         652           0.32     0.70      44.52
Investments in the PIMCO Advisors
   Variable Insurance Trust
    Sub-Accounts:
      OpCap Balanced
         2007                                  41         11.56         476           1.34     0.70      -5.11
         2006                                  38         12.18         462           0.78     0.70      10.03
         2005                                  51         11.07         567           0.28     0.70       2.02
         2004 (h)                              55         10.85         599           0.00     0.70       8.52
      OpCap Small Cap
         2007                                 166         14.65       2,433           0.00     0.70      -0.13
         2006                                 185         14.67       2,714           0.00     0.70      23.22
         2005                                 161         11.91       1,915           0.00     0.70      -0.64
         2004                                 162         11.98       1,941           0.05     0.70      17.06
         2003                                 254         10.24       2,599           0.04     0.70      41.66
Investments in the PIMCO Variable
   Insurance Trust Sub-Accounts:
         Foreign Bond
         2007                                  99         12.31       1,221           3.32     0.70       2.91
         2006                                 119         11.96       1,425           3.30     0.70       1.48
         2005                                 122         11.78       1,435           3.02     0.70       4.42
         2004                                 129         11.29       1,456           1.66     0.70       4.82
         2003                                 132         10.77       1,421           2.85     0.70       1.54
      PIMCO Total Return
         2007                                 289         13.04       3,771           4.90     0.70       8.00
         2006                                 327         12.08       3,947           4.40     0.70       3.13
         2005                                 287         11.71       3,366           3.74     0.70       1.73
         2004                                 318         11.51       3,655           1.77     0.70       4.15
         2003                                 188         11.05       2,074           4.84     0.70       4.31

(h) For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Investor's Select Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets    Investment   Expense    Total
                                           (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------
Investments in the Putnam Variable Trust
   Sub-Account:
      VT International Growth and Income
         2007                                 135  $      20.58  $    2,775           1.59%    0.70%      6.26%
         2006                                 118         19.37       2,275           0.91     0.70      26.34
         2005                                  80         15.33       1,226           0.93     0.70      13.31
         2004                                  72         13.53         975           0.98     0.70      20.13
         2003                                  63         11.26         712           0.77     0.70      36.88
Investments in the Universal
   Institutional Funds, Inc
    Sub-Accounts:
      Van Kampen UIF Equity Growth
         2007                                  56         15.57         865           0.00     0.70      21.05
         2006                                  40         12.86         516           0.00     0.70       3.38
         2005                                  53         12.44         661           0.62     0.70      14.90
         2004 (h)                              56         10.83         607           0.19     0.70       8.28
      Van Kampen UIF U.S. Mid Cap Value
         2007                                 289         16.28       4,702           0.70     0.70       7.09
         2006                                 300         15.21       4,558           1.05     0.70      19.86
         2005                                 299         12.69       3,790           0.29     0.70      11.53
         2004 (h)                             318         11.37       3,616           0.04     0.70      13.75
Investments in the Van Kampen Life
   Investment Trust (Class II)
    Sub-Accounts:
      LIT Aggressive Growth (Class II)
         2007                                 74          15.03       1,110           0.00     0.70      16.78
         2006                                 39          12.87         503           0.00     0.70       4.19
         2005                                 71          12.35         880           0.00     0.70      10.34
         2004 (h)                             50          11.20         562           0.00     0.70      11.97
      LIT Growth and Income (Class II)
         2007                                 188         15.04       2,823           1.59     0.70       1.80
         2006                                 283         14.77       4,179           0.81     0.70      15.17
         2005                                 208         12.82       2,664           0.77     0.70       8.95
         2004                                 197         11.77       2,318           0.50     0.70      13.32
         2003                                  71         10.39         738           0.43     0.70      26.79

(h) For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              Consultant, Consultant SL, Accumulator, and Protector Policies
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------

                                            Units  Accumulation  Net Assets    Investment   Expense    Total
                                           (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------
Investments in the AIM Variable
   Insurance Funds
    Sub-Accounts:
      AIM V. I.  Basic Value
         2007                                 413  $      13.26  $    5,484           0.62%    0.00%      1.54%
         2006                                 392         13.06       5,117           0.39     0.00      13.20
         2005                                 370         11.54       4,269           0.09     0.00       5.74
         2004 (h)                             308         10.91       3,356           0.00     0.00       9.12
      AIM V. I.  Capital Appreciation
         2007                                  77         14.14       1,093           0.00     0.00      12.01
         2006 (d)                              63         12.62         799           0.09     0.00       6.30
         2005                                  18         11.87         215           0.10     0.00       8.84
         2004 (h)                               3         10.91          38           0.00     0.00       9.09
      AIM V. I.  Core Equity
         2007                                  21         11.80         248           1.48     0.00       8.12
         2006 (e) (f)                          11         10.92         118           0.96     0.00       9.16
      AIM V. I.  Demographics Trends
         2006 (d)                               -             -           -           0.00     0.00        N/A
         2005                                  19         16.28         303           0.00     0.00       6.21
         2004                                  11         15.33         175           0.00     0.00       8.25
         2003 (i)                               3         14.16          44           0.00     0.00      41.58
      AIM V. I.  Mid Cap Core Equity
         2007                                  85         14.34       1,224           0.26     0.00       9.55
         2006                                  64         13.09         836           1.14     0.00      11.24
         2005                                  40         11.77         468           0.76     0.00       7.62
         2004 (h)                              10         10.94         113           0.25     0.00       9.37

(d) On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation (e) For period beginning April 28, 2006 and ended December 31, 2006 (f) On April 28, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity (h) For period beginning April 30, 2004 and ended December 31, 2004
(i) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                              Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets    Investment   Expense    Total
                                           (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------

Investments in the AIM Variable
   Insurance Funds
                            Sub-Accounts (continued):
                            AIM V. I. Premier Equity
         2006 (f)                               -  $          -  $        -           1.16%    0.00%       N/A%
         2005                                   4         11.40          46           1.02     0.00       5.65
         2004 (h)                               2         10.79          26           0.88     0.00       7.91
Investments in the The Alger
   American Fund
    Sub-Accounts:
      Alger Growth
         2007                                 707         16.26      11,500           0.35     0.00      19.94
         2006                                 734         13.55       9,954           0.12     0.00       5.15
         2005                                 673         12.89       8,680           0.22     0.00      12.03
         2004                                 636         11.51       7,316           0.00     0.00       5.50
         2003                                 625         10.91       6,813           0.00     0.00      35.16
      Alger Income and Growth
         2007                                 379         16.73       6,344           0.78     0.00      10.13
         2006                                 395         15.19       5,997           1.20     0.00       9.31
         2005                                 400         13.90       5,559           1.05     0.00       3.44
         2004                                 405         13.44       5,448           0.52     0.00       7.84
         2003                                 388         12.46       4,831           0.31     0.00      29.84
      Alger Leveraged AllCap
         2007                                 639         25.42      16,234           0.00     0.00      33.53
         2006                                 578         19.04      11,010           0.00     0.00      19.26
         2005                                 585         15.96       9,340           0.00     0.00      14.45
         2004                                 548         13.95       7,648           0.00     0.00       8.19
         2003                                 479         12.89       6,171           0.00     0.00      34.72
      Alger MidCap Growth
         2007                               1,029         29.37      30,222           0.00     0.00      31.56
         2006                                 994         22.32      22,191           0.00     0.00      10.14
         2005                                 972         20.27      19,692           0.00     0.00       9.82
         2004                                 805         18.45      14,850           0.00     0.00      13.04
         2003                                 686         16.32      11,195           0.00     0.00      47.79

(f) On April 28, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity (h) For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                              Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets    Investment   Expense    Total
                                           (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------
Investments in the The Alger
   American Fund
    Sub-Accounts (continued):
      Alger Small Capitalization
         2007                                 459  $      16.84  $    7,724           0.00%    0.00%     17.24%
         2006                                 486         14.36       6,975           0.00     0.00      20.02
         2005                                 538         11.97       6,435           0.00     0.00      16.88
         2004                                 446         10.24       4,562           0.00     0.00      16.57
         2003                                 399          8.78       3,501           0.00     0.00      42.34
Investments in the DWS Investments
   Variable Insurance Trust
    Sub-Accounts:
      DWS VIP Equity 500 Index A
         2007                                 121         19.13       2,322           1.50     0.00       5.30
         2006                                 115         18.16       2,080           1.16     0.00      15.52
         2005                                 100         15.72       1,571           1.59     0.00       4.68
         2004                                  88         15.02       1,316           1.23     0.00      10.59
         2003 (i)                              20         13.58         272           0.05     0.00      35.83
      DWS VIP Small Cap Index A
         2007                                  38         22.16         844           0.88     0.00      -1.90
         2006                                  35         22.59         785           0.62     0.00      17.49
         2005                                  30         19.23         569           0.59     0.00       4.26
         2004                                  20         18.44         378           0.35     0.00      17.76
         2003 (i)                              10         15.66         158           0.01     0.00      56.62
Investments in the DWS Variable
   Series I Sub-Accounts:
        DWS VIP Bond
         2007                                 347         15.81       5,490           5.12     0.00       4.18
         2006                                 421         15.18       6,392           3.73     0.00       4.72
         2005                                 402         14.50       5,831           3.51     0.00       2.60
         2004                                 365         14.13       5,156           4.25     0.00       5.38
         2003                                 314         13.41       4,209           4.20     0.00       5.06
      DWS VIP Global Opportunities
         2007                                 232         29.79       6,922           1.33     0.00       9.33
         2006                                 230         27.25       6,277           1.17     0.00      22.08
         2005                                 223         22.32       4,971           0.58     0.00      18.19
         2004                                 211         18.89       3,987           0.25     0.00      23.34
         2003                                 179         15.31       2,741           0.08     0.00      49.09

(i) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                              Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets    Investment   Expense    Total
                                           (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------
Investments in the DWS Variable
   Series I Sub-Accounts
    (continued):
      DWS VIP Growth and Income
         2007                                 176  $      12.77  $    2,249           1.22%    0.00%      1.36%
         2006                                 178         12.60       2,248           0.93     0.00      13.63
         2005                                 177         11.08       1,967           1.27     0.00       6.07
         2004                                 170         10.45       1,774           0.73     0.00      10.16
         2003                                 146          9.49       1,385           0.97     0.00      26.74
      DWS VIP International
         2007                                 218         17.77       3,876           2.43     0.00      14.59
         2006                                 191         15.51       2,969           1.74     0.00      25.91
         2005                                 185         12.32       2,282           1.82     0.00      16.17
         2004                                 158         10.60       1,680           1.23     0.00      16.53
         2003                                 159          9.10       1,443           0.72     0.00      27.75
Investments in the DWS Variable
   Series II Sub-Account:
                               DWS VIP Balanced A
         2007                                 302         12.36       3,727           3.20     0.00       4.84
         2006                                 300         11.79       3,536           2.48     0.00      10.24
         2005 (g)                             301         10.69       3,220           0.00     0.00       6.91
Investments in the Federated
   Insurance Series
    Sub-Accounts:
      Federated Capital Income Fund II
         2007                                 149         11.53       1,718           4.82     0.00       4.04
         2006                                 156         11.08       1,726           5.85     0.00      15.64
         2005                                 149          9.58       1,425           6.05     0.00       6.28
         2004                                 236          9.01       2,131           3.63     0.00       9.92
         2003                                 136          8.20       1,114           6.00     0.00      20.67
      Federated Fund for U.S. Government
         Securities II
         2007                                 383         15.90       6,083           4.46     0.00       6.29
         2006                                 379         14.96       5,669           4.05     0.00       4.14
         2005                                 385         14.37       5,529           3.90     0.00       2.03
         2004                                 366         14.08       5,159           4.39     0.00       3.61
         2003                                 363         13.59       4,939           4.30     0.00       2.37

(g) For period beginning April 29, 2005 and ended December 31, 2005

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                              Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets    Investment   Expense    Total
                                           (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------
Investments in the Federated
   Insurance Series
    Sub-Accounts (continued):
      Federated High Income  Bond Fund II
         2007                                 330  $      15.03  $    4,952           7.41%    0.00%      3.43%
         2006                                 351         14.53       5,100           8.01     0.00      10.80
         2005                                 333         13.11       4,362           8.30     0.00       2.66
         2004                                 368         12.77       4,706           6.04     0.00      10.46
         2003                                 345         11.57       3,988           5.81     0.00      22.21
Investments in the Fidelity Variable
   Insurance Products
    Sub-Accounts:
      VIP Asset Manager
         2007                                 219         16.27       3,558           6.01     0.00      15.50
         2006                                 222         14.09       3,124           2.63     0.00       7.32
         2005                                 213         13.13       2,796           2.63     0.00       4.04
         2004                                 217         12.62       2,734           2.62     0.00       5.47
         2003                                 196         11.96       2,342           3.35     0.00      17.97
      VIP Contrafund
         2007                               1,932         24.21      46,855           0.96     0.00      17.59
         2006                               1,847         20.59      38,024           1.30     0.00      11.72
         2005                               1,691         18.43      31,165           0.26     0.00      16.94
         2004                               1,301         15.76      20,505           0.31     0.00      15.48
         2003                               1,043         13.65      14,235           0.42     0.00      28.46
      VIP Equity-Income
         2007                                 990         18.59      18,408           1.86     0.00       1.53
         2006                                 961         18.31      17,592           3.27     0.00      20.19
         2005                                 814         15.24      12,402           1.57     0.00       5.87
         2004                                 745         14.39      10,728           1.48     0.00      11.53
         2003                                 632         12.91       8,157           1.64     0.00      30.33
      VIP Growth
         2007                               1,777         16.21      28,798           0.80     0.00      26.96
         2006                               1,706         12.77      21,785           0.39     0.00       6.85
         2005                               1,697         11.95      20,274           0.47     0.00       5.80
         2004                               1,546         11.29      17,462           0.26     0.00       3.38
         2003                               1,250         10.93      13,651           0.23     0.00      32.85

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                              Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets    Investment   Expense    Total
                                           (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------
Investments in the Fidelity Variable
   Insurance Products Fund
    Sub-Accounts (continued):
      VIP Index 500
         2007                               2,810  $      15.49  $   43,426           3.68%    0.00%      5.44%
         2006                               2,789         14.69      40,969           1.61     0.00      15.73
         2005                               2,636         12.69      33,460           1.63     0.00       4.82
         2004                               2,361         12.11      28,591           1.17     0.00      10.61
         2003                               2,029         10.95      22,212           1.26     0.00      28.41
      VIP Investment Grade Bond
         2007                                 215         12.06       2,590           3.65     0.00       4.35
         2006                                 157         11.56       1,818           3.24     0.00       4.35
         2005                                 100         11.08       1,107           2.74     0.00       2.19
         2004                                  53         10.84         577           1.57     0.00       4.45
         2003 (i)                              10         10.38         107           0.00     0.00       3.80
      VIP Money Market
         2007                               1,192         14.04      16,734           5.66     0.00       5.22
         2006                               1,120         13.34      14,941           5.25     0.00       4.88
         2005                               1,062         12.72      13,512           3.00     0.00       3.04
         2004                               1,002         12.35      12,372           1.48     0.00       1.21
         2003                               1,167         12.20      14,229           1.09     0.00       1.00
      VIP Overseas
         2007                                 658         20.54      13,526           3.36     0.00      17.31
         2006                                 654         17.51      11,448           0.83     0.00      18.08
         2005                                 562         14.83       8,338           0.56     0.00      19.05
         2004                                 423         12.46       5,265           0.91     0.00      13.63
         2003                                 316         10.96       3,461           0.70     0.00      43.37
Investments in the Janus
   Aspen Series Sub-Accounts:
      Balanced
         2007                                 877         21.21      18,598           2.59     0.00      10.54
         2006                                 902         19.19      17,313           2.13     0.00      10.72
         2005                                 928         17.33      16,079           2.26     0.00       7.95
         2004                                 907         16.05      14,565           2.23     0.00       8.53
         2003                                 890         14.79      13,163           2.23     0.00      14.05

(i) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                               Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets  Investment     Expense  Total
                                           (000s)   Unit Value    (000s)     Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------
Investments in the Janus Aspen Series
   Sub-Accounts (continued):
      Flexible Bond
         2007                                 287  $      16.66  $    4,782           4.42%    0.00%      7.04%
         2006                                 333         15.56       5,179           4.89     0.00       4.22
         2005                                 326         14.93       4,868           5.52     0.00       2.00
         2004                                 317         14.64       4,646           5.76     0.00       3.97
         2003                                 281         14.08       3,958           5.09     0.00       6.39
      Forty Portfolio
         2007                                  93         19.43       1,803           0.36     0.00      36.99
         2006                                  59         14.19         834           0.40     0.00       9.35
         2005                                  43         12.97         555           0.24     0.00      12.85
         2004 (h)                              14         11.50         165           0.42     0.00      14.97
      Large Cap Growth
         2007                               1,210         14.92      18,056           0.73     0.00      15.09
         2006                               1,259         12.96      16,320           0.48     0.00      11.38
         2005                               1,283         11.64      14,935           0.33     0.00       4.29
         2004                               1,273         11.16      14,205           0.14     0.00       4.52
         2003                               1,252         10.68      13,368           0.09     0.00      31.73
      Mid Cap Growth
         2007                               1,123         21.00      23,573           0.22     0.00      22.04
         2006                               1,196         17.21      20,581           0.00     0.00      13.61
         2005                               1,254         15.15      18,994           0.00     0.00      12.31
         2004                               1,304         13.49      17,589           0.00     0.00      20.75
         2003                               1,168         11.17      13,048           0.00     0.00      35.10
      Worldwide Growth
         2007                               1,176         15.33      18,033           0.78     0.00       9.63
         2006                               1,232         13.98      17,226           1.70     0.00      18.20
         2005                               1,285         11.83      15,204           1.33     0.00       5.87
         2004                               1,314         11.17      14,680           0.97     0.00       4.78
         2003                               1,280         10.66      13,654           1.07     0.00      23.99

(h) For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                               Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets  Investment     Expense  Total
                                           (000s)   Unit Value    (000s)     Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------

Investments in the Janus Aspen Series
   (Service Shares) Sub-Accounts:
      Balanced (Service Shares)
         2007                                 190  $      16.56  $    3,139           2.46%    0.00%     10.29%
         2006                                 148         15.02       2,229           2.09     0.00      10.41
         2005                                 103         13.60       1,401           2.36     0.00       7.66
         2004                                  53         12.64         671           2.95     0.00       8.29
         2003 (i)                              14         11.67         165           1.75     0.00      16.68
      Foreign Stock (Service Shares)
         2007                                 254         18.31       4,650           1.58     0.00      18.25
         2006                                 138         15.48       2,141           1.62     0.00      18.06
         2005                                 114         13.11       1,497           0.92     0.00       6.24
         2004                                 141         12.34       1,740           0.35     0.00      18.22
         2003                                  30         10.44         312           0.61     0.00      33.39
      Mid Cap Value (Service Shares)
         2007                                 124         15.51       1,926           3.26     0.00       7.17
         2006                                  93         14.47       1,341           2.72     0.00      15.06
         2005                                  48         12.58         602           5.80     0.00      10.00
         2004 (h)                               9         11.44         100           0.34     0.00      14.35
      Risk-Managed Core (Service Shares)
         2007                                  39         14.97         591           0.53     0.00       6.13
         2006                                  31         14.10         431           0.15     0.00      10.77
         2005                                  14         12.73         183          10.70     0.00      10.91
         2004 (h)                               1         11.48           8           1.57     0.00      14.80
      Small Company Value (Service Shares)
         2007                                  72         12.67         912           1.05     0.00      -6.11
         2006                                  37         13.50         505           0.00     0.00      21.87
         2005 (g)                               6         11.07          65           0.00     0.00      10.74

(g) For period beginning April 29, 2005 and ended December 31, 2005 (h) For period beginning April 30, 2004 and ended December 31, 2004 (i) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                               Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets  Investment     Expense  Total
                                           (000s)   Unit Value    (000s)     Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------

Investments in the Janus Aspen Series
   (Service Shares) Sub-Accounts
     (continued):
      Worldwide Growth (Service Shares)
         2007                                  45  $      19.15  $      853           0.60%    0.00%      9.36%
         2006                                  46         17.51         807           1.62     0.00      17.94
         2005                                  42         14.84         627           1.27     0.00       5.57
         2004                                  33         14.06         461           1.18     0.00       4.53
         2003 (i)                              12         13.45         163           0.42     0.00      34.53
Investments in the Lazard Retirement
   Series Inc. Sub-Account:
        Emerging Markets
         2007                                  32         51.57       1,660           1.28     0.00      33.30
         2006                                  26         38.68       1,000           0.52     0.00      29.95
         2005                                  16         29.77         482           0.25     0.00      40.78
         2004                                  17         21.15         354           0.35     0.00      30.59
         2003 (i)                               1         16.19          24           0.01     0.00      61.93
Investments in the Legg Mason  Partners
   Variable Portfolios I, Inc
    Sub-Accounts:
      Legg Mason Variable All Cap
       Portfolio I
         2007 (a) (b)                           -           N/A           -           0.65     0.00       5.46
         2006                                  37         19.79         735           1.49     0.00      18.11
         2005                                  31         16.75         516           0.97     0.00       4.05
         2004                                  24         16.10         389           0.77     0.00       8.31
         2003 (i)                               8         14.87         119           0.38     0.00      48.67
      Legg Mason Variable Fundamental
       Value
         2007 (b) (c)                          91          9.60         873           2.49     0.00      -4.03
      Legg Mason Variable Global High
       Yield Bond II
         2007                                  85         12.68       1,078           8.61     0.00      -0.07
         2006                                  60         12.69         760           7.16     0.00      10.64
         2005                                  39         11.47         443           8.98     0.00       3.81
         2004 (h)                              12         11.05         137          11.77     0.00      10.50
      Legg Mason Variable  Investors
       Portfolio I
         2007                                  85         14.46       1,230           1.38     0.00       3.90
         2006                                  80         13.92       1,111           1.78     0.00      18.26
         2005                                  70         11.77         828           1.04     0.00       6.53
         2004 (h)                              71         11.05         779           2.83     0.00      10.46

(a) For period beginning January 1, 2007 and ended April 27, 2007 (b) On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value (c) For period beginning April 27, 2007 and ended December 31, 2007 (h) For period beginning April 30, 2004 and ended December 31, 2004 (i) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                               Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets  Investment     Expense  Total
                                           (000s)   Unit Value    (000s)     Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------

Investments in the MFS Variable
   Insurance Trust Sub-Accounts:
      MFS Emerging Growth Series
         2007                                 533  $      15.51  $    8,261           0.00%    0.00%     21.17%
         2006                                 544         12.80       6,966           0.00     0.00       7.89
         2005                                 538         11.87       6,379           0.00     0.00       9.19
         2004                                 548         10.87       5,951           0.00     0.00      12.96
         2003                                 508          9.62       4,883           0.00     0.00      30.22
      MFS High Income Series
         2007                                  43         12.45         540           6.85     0.00       1.77
         2006                                  29         12.23         356           6.71     0.00      10.37
         2005                                  13         11.08         139           4.31     0.00       2.16
         2004 (h)                               2         10.85          25           0.00     0.00       8.47
      MFS Investors Growth Stock
         Series
         2007                                  35         13.76         477           0.26     0.00      11.36
         2006                                  21         12.36         260           0.00     0.00       7.58
         2005                                  12         11.49         134           0.33     0.00       4.49
         2004 (h)                               3         10.99          34           0.00     0.00       9.94
      MFS Investors Trust Series
         2007                                 337         14.48       4,875           0.84     0.00      10.31
         2006                                 351         13.13       4,607           0.48     0.00      12.99
         2005                                 340         11.62       3,946           0.53     0.00       7.31
         2004                                 333         10.83       3,600           0.60     0.00      11.35
         2003                                 303          9.72       2,944           0.82     0.00      22.14

(h) For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                               Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets  Investment     Expense  Total
                                           (000s)   Unit Value     (000s)    Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------
Investments in the MFS Variable
   Insurance Trust
     Sub-Accounts (continued):
      MFS New Discovery Series
         2007                                 318  $      21.90  $    6,968           0.00%    0.00%      2.52%
         2006                                 320         21.36       6,836           0.00     0.00      13.22
         2005                                 331         18.87       6,254           0.00     0.00       5.25
         2004                                 316         17.93       5,660           0.00     0.00       6.52
         2003                                 271         16.83       4,569           0.00     0.00      33.72
      MFS Research Series
         2007                                 201         15.20       3,052           0.70     0.00      13.20
         2006                                 210         13.43       2,822           0.48     0.00      10.48
         2005                                 216         12.15       2,626           0.53     0.00       7.80
         2004                                 283         11.28       3,186           0.84     0.00      15.85
         2003                                 200          9.73       1,949           0.63     0.00      24.70
      MFS Total Return Series
         2007                               1,039         18.81      19,555           2.52     0.00       4.21
         2006                               1,020         18.05      18,415           2.23     0.00      11.89
         2005                               1,021         16.13      16,478           1.93     0.00       2.82
         2004                                 862         15.69      13,521           1.43     0.00      11.33
         2003                                 665         14.10       9,368           1.69     0.00      16.32
      MFS Utilities Series
         2007                                  56         35.65       2,004           0.78     0.00      27.90
         2006                                  36         27.88       1,016           1.60     0.00      31.26
         2005                                  25         21.24         527           0.54     0.00      16.84
         2004                                  12         18.18         213           1.25     0.00      30.20
         2003 (i)                               3         13.96          44           0.00     0.00      39.61
      MFS Value Series
         2007                                  72         15.75       1,139           0.91     0.00       7.91
         2006                                  43         14.60         635           0.94     0.00      20.84
         2005                                  23         12.08         277           0.86     0.00       6.66
         2004 (h)                               6         11.33          68           0.00     0.00      13.26

(h) For period beginning April 30, 2004 and ended December 31, 2004 (i) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                               Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets  Investment     Expense  Total
                                           (000s)   Unit Value    (000s)     Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------
Investments in the Oppenheimer Variable
   Account Funds Sub-Accounts:
      Oppenheimer Global Securities
         2007                                 287  $      16.67  $    4,790           0.97%    0.00%      6.08%
         2006                                 179         15.71       2,810           0.65     0.00      17.36
         2005                                  91         13.39       1,216           0.44     0.00      14.06
         2004 (h)                              23         11.74         267           0.00     0.00      17.37
      Oppenheimer Main Street Small
         Cap Growth
         2007                                 215         22.85       4,910           0.30     0.00      -1.21
         2006                                 156         23.13       3,617           0.13     0.00      15.00
         2005                                 108         20.12       2,180           0.00     0.00       9.92
         2004                                  46         18.30         848           0.00     0.00      19.42
         2003 (i)                               8         15.32         117           0.00     0.00      53.25
      Oppenheimer MidCap Fund
         2007                                  44         12.98         575           0.00     0.00       6.33
         2006                                  25         12.20         309           0.00     0.00       2.96
         2005 (g)                               4         11.85          50           0.00     0.00      18.53
Investments in the Oppenheimer Variable
   Account Funds (Service Class ("SC"))
    Sub-Account:
      Oppenheimer Main Street Small Cap
         Growth (SC)
         2007                                 267         16.87       4,497           0.16     0.00      -1.39
         2006                                 251         17.11       4,301           0.02     0.00      14.66
         2005                                 223         14.92       3,326           0.00     0.00       9.71
         2004                                 156         13.60       2,119           0.00     0.00      19.18
         2003                                 113         11.41       1,284           0.00     0.00      44.24
Investments in the Panorama Series Fund,
   Inc. Sub-Account:
      Oppenheimer International Growth
         2007                                  34         34.22       1,171           0.83     0.00      12.61
         2006                                  25         30.39         769           0.49     0.00      30.78
         2005                                  16         23.24         381           0.74     0.00      14.06
         2004                                  12         20.37         247           0.69     0.00      17.85
         2003 (i)                               2         17.29          41           0.00     0.00      72.87

(g) For period beginning April 29, 2005 and ended December 31, 2005 (h) For period beginning April 30, 2004 and ended December 31, 2004 (i) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                               Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets  Investment     Expense  Total
                                           (000s)   Unit Value    (000s)     Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------

Investments in the PIMCO Advisors
   Variable Insurance Trust Sub-Accounts:
      OpCap Balanced
         2007                                 128  $      11.86  $    1,521           1.34%    0.00%     -4.44%
         2006                                 110         12.41       1,360           0.78     0.00      10.80
         2005                                  98         11.20       1,096           0.28     0.00       2.74
         2004 (h)                              80         10.90         869           0.00     0.00       9.04
      OpCap Renaissance
         2007                                  26         13.06         341           0.78     0.00       6.32
         2006                                  22         12.29         272           0.18     0.00      11.37
         2005                                  15         11.03         169           0.00     0.00      -4.53
         2004 (h)                               5         11.56          57           7.44     0.00      15.56
      OpCap Small Cap
         2007                                 280         15.24       4,269           0.00     0.00       0.58
         2006                                 391         15.16       5,920           0.00     0.00      24.08
         2005                                 274         12.22       3,345           0.00     0.00       0.06
         2004                                 194         12.21       2,372           0.05     0.00      17.88
         2003                                 102         10.36       1,057           0.04     0.00      42.65
Investments in the PIMCO Variable
   Insurance Trust Sub-Accounts:
      Foreign Bond
         2007                                 163         12.80       2,087           3.32     0.00       3.63
         2006                                 160         12.36       1,971           3.30     0.00       2.19
         2005                                 140         12.09       1,692           3.02     0.00       5.15
         2004                                 112         11.50       1,288           1.66     0.00       5.56
         2003                                  61         10.89         666           2.85     0.00       2.26
      Money Market
         2007                                 246         11.44       2,816           4.65     0.00       4.88
         2006                                 220         10.91       2,399           4.88     0.00       4.62
         2005                                 169         10.43       1,765           4.49     0.00       2.76
         2004                                  65         10.15         656           1.50     0.00       0.88
         2003                                  31         10.06         314           0.63     0.00       0.57

(h) For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                               Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets  Investment     Expense  Total
                                           (000s)   Unit Value    (000s)     Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------

Investments in the PIMCO Variable
   Insurance Trust Sub-Accounts
    (continued):
      PIMCO Real Return
         2007                                 130  $      12.33  $    1,607           4.57%    0.00%     10.68%
         2006                                  90         11.14       1,008           4.53     0.00       0.71
         2005                                  47         11.07         521           2.87     0.00       2.08
         2004 (h)                               6         10.84          64           0.67     0.00       8.39
      PIMCO Total Return
         2007                                 655         13.57       8,893           4.90     0.00       8.77
         2006                                 647         12.48       8,077           4.40     0.00       3.86
         2005                                 536         12.01       6,445           3.74     0.00       2.44
         2004                                 460         11.73       5,401           1.77     0.00       4.88
         2003                                 284         11.18       3,175           4.84     0.00       5.04
Investments in the Putnam Variable Trust
   Sub-Account:
      VT International
       Growth and Income
          2007                                 267         21.42       5,713           1.59     0.00       7.01
         2006                                 217         20.01       4,348           0.91     0.00      27.22
         2005                                 109         15.73       1,710           0.93     0.00      14.10
         2004                                  55         13.79         752           0.98     0.00      20.98
         2003                                  40         11.40         452           0.77     0.00      37.84
Investments in the Putnam Variable
   Trust (Class IA) Sub-Accounts:
      VT High Yield (Class IA)
         2007                                  44         16.21         720           7.77     0.00       3.31
         2006                                  38         15.69         597           6.49     0.00      10.60
         2005                                  26         14.19         364           7.45     0.00       3.47
         2004                                  18         13.71         251           5.09     0.00      10.99
         2003 (i)                              10         12.35         130           0.00     0.00      23.53
      VT International Growth and
         Income (Class IA)
         2007                                  52         28.49       1,492           1.80     0.00       7.29
         2006                                  39         26.56       1,043           0.94     0.00      27.63
         2005                                  19         20.81         399           0.77     0.00      14.33
         2004                                  11         18.20         194           0.86     0.00      21.31
         2003 (i)                               3         15.00          43           0.00     0.00      50.02

(h) For period beginning April 30, 2004 and ended December 31, 2004 (i) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                               Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets  Investment     Expense  Total
                                           (000s)   Unit Value    (000s)     Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------

Investments in the Rydex Variable Trust
   Sub-Account:
      Rydex Sector Rotation
         2007                                  28  $      23.54  $      669           0.00%    0.00%     22.75%
         2006                                  22         19.18         421           0.00     0.00      11.39
         2005                                  14         17.22         234           0.00     0.00      13.71
         2004                                   9         15.14         131           0.00     0.00      10.71
         2003 (i)                               4         13.68          58           0.00     0.00      36.77
Investments in the T. Rowe Price Equity
   Series, Inc. Sub-Accounts:
      T. Rowe Price Blue Chip Growth
         2007                                 132         14.29       1,886           0.50     0.00      12.74
         2006                                 101         12.67       1,274           0.38     0.00       9.67
         2005                                  54         11.56         627           0.16     0.00       5.94
         2004 (h)                              18         10.91         201           1.02     0.00       9.07
      T. Rowe Price Equity Income
         2007                               1,158         20.62      23,872           1.76     0.00       3.26
         2006                               1,158         19.97      23,113           1.57     0.00      18.97
         2005                                 984         16.78      16,516           1.59     0.00       3.92
         2004                                 799         16.15      12,911           1.58     0.00      14.92
         2003                                 551         14.05       7,743           1.60     0.00      25.50
      T. Rowe Price Mid-Cap Growth
         2007                                 412         28.22      11,630           0.22     0.00      17.52
         2006                                 478         24.01      11,475           0.00     0.00       6.64
         2005                                 489         22.52      11,005           0.00     0.00      14.74
         2004                                 492         19.62       9,646           0.00     0.00      18.34
         2003                                 514         16.58       8,517           0.00     0.00      38.39
      T. Rowe Price New America Growth
         2007                                 150         13.75       2,060           0.00     0.00      13.78
         2006                                 154         12.09       1,860           0.05     0.00       7.33
         2005                                 151         11.26       1,704           0.00     0.00       4.47
         2004                                 142         10.78       1,526           0.03     0.00      10.88
         2003                                 335          9.72       3,253           0.00     0.00      35.10

(h) For period beginning April 30, 2004 and ended December 31, 2004 (i) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                               Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets  Investment     Expense  Total
                                           (000s)   Unit Value    (000s)     Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------

Investments in the T.  Rowe Price
   International Series, Inc.
    Sub-Account:
      T. Rowe Price International Stock
         2007                                 339  $      17.49  $    5,932           1.53%    0.00%     13.03%
         2006                                 305         15.47       4,726           1.23     0.00      19.09
         2005                                 284         12.99       3,688           1.67     0.00      16.03
         2004                                 252         11.19       2,817           1.20     0.00      13.77
         2003                                 204          9.84       2,011           1.37     0.00      30.52
Investments in the The Universal
   Institutional Funds, Inc.
    Sub-Accounts:
      Van Kampen UIF Equity Growth
         2007                                  74         15.98       1,181           0.00     0.00      21.91
         2006                                  66         13.11         859           0.00     0.00       4.11
         2005                                  50         12.59         630           0.62     0.00      15.71
         2004 (h)                              35         10.88         384           0.19     0.00       8.79
      Van Kampen UIF High Yield
         2007                                  18         15.12         267           8.84     0.00       4.01
         2006                                  17         14.54         242           8.40     0.00       8.62
         2005                                  15         13.39         204           7.46     0.00       1.06
         2004                                  12         13.25         156           6.39     0.00       9.48
         2003 (i)                               3         12.10          37           0.00     0.00      20.99
      Van Kampen UIF U.S. Mid Cap Value
         2007                                 504         16.71       8,417           0.70     0.00       7.84
         2006                                 505         15.49       7,823           0.26     0.00      20.70
         2005                                 529         12.83       6,785           0.29     0.00      12.31
         2004 (h)                             354         11.43       4,048           0.04     0.00      14.28
      Van Kampen UIF U.S. Real Estate
         2007                                 168         25.65       4,316           1.17     0.00     -17.07
         2006                                 151         30.93       4,675           1.05     0.00      38.04
         2005                                 105         22.41       2,344           1.12     0.00      17.05
         2004                                  57         19.14       1,092           1.56     0.00      36.39
         2003 (i)                              10         14.04         146           0.00     0.00      40.36

(h) For period beginning April 30, 2004 and ended December 31, 2004 (i) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                               Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets  Investment     Expense  Total
                                           (000s)   Unit Value    (000s)     Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------

Investments in the Van Eck Worldwide
   Insurance Trust Sub-Accounts:
      Van Eck Worldwide Absolute Return
         2007                                  12  $      11.25  $      132           0.55%    0.00%      4.05%
         2006                                   7         10.81          78           0.00     0.00       8.65
         2005                                   2          9.95          22           0.00     0.00       0.20
         2004 (h)                               1          9.93           2           0.00     0.00      -0.71
      Van Eck Worldwide Emerging Markets
         2007                                  98         32.28       3,162           0.26     0.00      37.61
         2006                                  51         23.45       1,190           0.36     0.00      39.49
         2005                                  21         16.81         351           0.30     0.00      32.00
         2004 (h)                               5         12.74          59           0.00     0.00      27.39
      Van Eck Worldwide Hard Assets
         2007                                  87         34.66       3,023           0.10     0.00      45.36
         2006                                  64         23.84       1,523           0.05     0.00      24.49
         2005                                  36         19.15         688           0.13     0.00      51.67
         2004 (h)                              10         12.63         126           0.00     0.00      26.27
Investments in the Van Kampen Life
   Investment Trust Sub-Accounts:
      LIT Government
         2007                                  58         11.94         689           2.85     0.00       7.33
         2006                                  25         11.12         274           4.50     0.00       3.34
         2005                                  10         10.76         113           2.72     0.00       3.54
         2004 (h)                               4         10.39          43           0.00     0.00       3.95
      LIT Growth and Income
         2007                                 153         20.36       3,106           1.49     0.00       2.80
         2006                                 123         19.81       2,446           0.98     0.00      16.23
         2005                                  90         17.04       1,531           0.94     0.00       9.99
         2004                                  61         15.49         948           0.44     0.00      14.38
         2003 (i)                              15         13.55         206           0.00     0.00      35.47

(h) For period beginning April 30, 2004 and ended December 31, 2004 (i) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       Consultant, Consultant SL, Accumulator, and
                                                               Protector Policies (continued)
                                           -------------------------------------------------------------------
                                                    At December 31,           For the year ended December 31,
                                           --------------------------------  ---------------------------------
                                            Units  Accumulation  Net Assets  Investment     Expense  Total
                                           (000s)   Unit Value    (000s)     Income Ratio*  Ratio**  Return***
                                           ------  ------------  ----------  -------------  -------  ---------

Investments in the Van Kampen Life
   Investment Trust (Class II)
    Sub-Accounts:
      LIT Aggressive Growth (Class II)
         2007                                 114  $      15.42  $    1,764           0.00%    0.00%     17.60%
         2006                                 102         13.12       1,339           0.00     0.00       4.92
         2005                                  75         12.50         937           0.00     0.00      11.11
         2004 (h)                              72         11.25         810           0.00     0.00      12.50
      LIT Growth and Income (Class II)
         2007                                 271         15.65       4,248           1.59     0.00       2.52
         2006                                 326         15.26       4,977           0.81     0.00      15.97
         2005                                 235         13.16       3,090           0.77     0.00       9.72
         2004                                 206         11.99       2,469           0.50     0.00      14.12
         2003                                  82         10.51         858           0.43     0.00      27.67
Investments in the Wells Fargo
   Variable Trust Sub-Accounts:
      Wells Fargo VT Advantage Discovery
         2007                                 411         16.25       6,673           0.00     0.00      22.32
         2006                                 418         13.28       5,552           0.00     0.00      14.64
         2005 (j)                             425         11.59       4,923           0.00     0.00      15.86
      Wells Fargo VT Advantage
         Opportunity
         2007                                 593         13.33       7,906           0.63     0.00       6.63
         2006                                 668         12.50       8,347           0.00     0.00      12.22
         2005 (j)                             724         11.14       8,070           0.00     0.00      11.41


(h) For period beginning April 30, 2004 and ended December 31, 2004 (j) For period beginning April 8, 2005 and ended December 31, 2005

                                       PART C
                               OTHER INFORMATION

Item 27.
EXHIBITS

         (a)    Resolution of the Board of Directors of Lincoln Benefit Life
                Company authorizing establishment of Registrant (1)

         (b)    Custodian Agreement (Not Applicable)

         (c)    (i) Principal Underwriting Agreement (4)

                (ii) Form of  Selling Agreement (5)

                (iii) Schedule of Sales Commissions (3)

         (d) Form of the Investors Select Variable Universal Life Policy (3)

         (e)    Application Form (2)

         (f) (1) Certificate of Incorporation of Lincoln Benefit (1)

                (2) By-laws of Lincoln Benefit (1)

         (g) Contracts of Reinsurance (6)

         (h) Fund Participation Agreements:

                (1)        Fund Participation Agreement between Janus Aspen Series and Lincoln
                            Benefit Life Company (1)

                (2)        Participation Agreement among Lincoln Benefit Life
                           Company and Variable Insurance Products Fund and
                           Fidelity Distributors Corporation. (1)

                (3)        Participation Agreement among Lincoln Benefit Life
                           Company and Variable Insurance Products Fund II and
                           Fidelity Distributors Corporation (1)

                (4)        (i) Participation Agreement between Scudder Variable
                           Life Investment Fund and Lincoln Benefit Life
                           Company(1)

                           (ii) Reimbursement Agreement by and between Scudder,
                           Stevens & Clark, Inc. and Lincoln Benefit Life
                           Company (1)

                           (iii)Participating Contract and Policy Agreement between Scudder
                           Investor Services, Inc. and Lincoln Benefit Financial Services (1)

                (5)   Fund Participation Agreement between Lincoln Benefit Life
                      Company, Insurance Management Series and Federated
                      Securities Corp. (1)

                (6)   Form of Participation Agreement (Service Shares) among
                      Janus Aspen Series and Lincoln Benefit Life Company (7)

                (7)   Form of Participation Agreement between Lincoln Benefit
                      Life Company and LSA Variable Series Trust (8)

                (8)   Form of Participation Agreement among MFS Variable
                      Insurance Trust, Lincoln Benefit Life Company, and
                      Massachusetts Financial
                      Services Company   (1)

                (9)        (i) Form of Participation Agreement between Lincoln
                           Benefit Life Company and OCC Accumulation Trust (9)

                           (ii) Amendment to Participation Agreement among OCC
                           Accumulation Trust, OCC Distributors, and Lincoln
                            Benefit Life Company (10)

                (10)  Form of Participation Agreement among Panorama Series
                      Fund, Inc., Oppenheimer Funds, Inc., and Lincoln Benefit
                      Life Company (7)

                (11)  Form of Participation Agreement among Oppenheimer Variable
                      Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit
                      Life Company (7)

                (12)  Form of Participation Agreement among PIMCO Variable
                      Insurance Trust, Lincoln Benefit Life Company and PIMCO
                      Funds Distributor LLC (9)

                (13)  Form of Participation Agreement among Putnam Variable
                      Trust, Putnam Retail Management, Inc., and Lincoln Benefit
                      Life Company (7)

                (14)  Form of Participation Agreement among Van Kampen
                      Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset
                      Management, Inc., and Lincoln Benefit Life Company (7)

                (15)  Form of Participation Agreement by and among AIM Variable
                      Insurance Funds, AIM Distributors, Inc., Lincoln Benefit
                      Life
                      Company, and ALFS, Inc. (7)

                (16)  Form of Participation Agreement between Salomon Brothers
                      Variable Series Fund, Inc., Salomon Brothers Asset
                      Management, Inc. and
                        Lincoln Benefit Life Company. (9)

                (17)  Form of Participation Agreement among Lincoln Benefit Life
                      Company, Van Kampen Universal Institutional Funds, and
                      Miller Anderson & Sherrerd, LLP. (9)


         (i) Administrative Contracts (Not Applicable)

         (j) Other Material Contracts (Not Applicable)

         (k) Opinion and Consent of Counsel (3)

         (l) Actuarial Opinion and Consent (11)

         (m) Sample Calculations (11)

         (n) Consent of Independent Registered Public Accounting Firm
             (filed herewith)

         (o) Omitted financial statements (Not applicable)

         (p) Initial Capital Arrangements (Not Applicable)

         (q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii) (3)

         (r) Table of Surrender Charge Factors and Percentages (11)

     (99)(a) Powers of Attorney for Lawrence W. Dahl, John C. Lounds,
             Samuel H. Pilch, Kevin R. Slawin, John C. Pintozzi,
             Steven C. Verney, Douglas B. Welch (12)

         (b) Power of Attorney for James E. Hohmann (13)

         (c) Power of Attorney for J. Eric Smith (filed herewith)

-----------------------


(1)  Incorporated by reference from Registration Statement on Form S-6 for
     Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No.
     333- 47717).

(2)  Incorporated by reference from Post-Effective Amendment No. 8 to
     Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life
     Account, File No. 33-67386, filed April 30, 1997.

(3)  Incorporated by reference from Post-Effective Amendment #9 to Registration
     Statement on Form S-6 for Lincoln Benefit Life Variable Life, File No.
     33-67386, filed April 28, 1998.

(4)  Incorporated by reference from Post-Effective Amendment No. 1 to
     Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life
     Account, filed January 22, 1999 (File No. 333-47717).

(5)  Incorporated by reference from Post-Effective Amendment No. 3 to
     Registration Statement on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, filed April 1, 1999 (File No. 333-50545, 811-7924).

(6)  Incorporated by reference from Registration Statement on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File
     No. 333-50545, 811-7924).

(7)  Incorporated by reference from Post-Effective Amendment No. 1 to
     Registration Statement on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).

(8)  Incorporated by reference from Pre-Effective Amendment No. 1 to
     Registration Statement on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, filed September 29, 1999 (File No. 333-82427, 811-7924).

(9)  Incorporated by reference from Registration Statement on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No.
     333-82427, 811-7924).

(10) Incorporated by reference from Post-Effective Amendment No. 2 to
     Registration Statement on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, filed January 17, 2001 (File No. 333-82427, 811-7924).

(11) Incorporated by reference from Post-Effective Amendment No. 16 on Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable
     Life Account, filed April 22, 2003 (File No. 33-67386, 811-9154).

(12) Post Effective Amendment to Form N-6 for Lincoln Benefit Life Variable
     Life Account, File No. 33-67386, 811-9154, filed April 20, 2006.

(13) Post Effective Amendment to Form N-6 for Lincoln Benefit Life Variable
     Life Account, File No. 33-67386, 811-9154, filed April 20, 2007.



Item 28.
EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

     Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.

NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          ------------------------------------------------------
James E. Hohmann                    Director, Chairman of the Board and Chief Executive Officer
Lawrence W. Dahl                    Director, President and Chief Operating Officer
John C. Lounds                      Director, Vice President
John C. Pintozzi                    Director, Sr. Vice President and Chief Financial Officer
Kevin R. Slawin                     Director, Vice President
Michael J. Velotta                  Director, Sr. Vice President, General Counsel and Secretary
Douglas B. Welch                    Director, Vice President
Samuel H. Pilch                     Group Vice President and Controller
Joseph Patrick Rath                 Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                    Sr. Vice President and Chief Investment Officer
Dean M. Way                         Sr. Vice President and Actuary
Karen C. Gardner                    Vice President - Tax
John E. Smith                       Vice President, Director
Steven C. Verney                    Treasurer
William F. Emmons                   Assistant Secretary
Errol Cramer                        Appointed Actuary
Karen Burckhardt                    Assistant Vice President
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Maria D. McNitt                     Assistant Vice President
Mary J. McGinn                      Assistant Secretary
Robert L. Park                      Assistant Vice President & Chief Compliance Officer
Mario Rizzo                         Assistant Treasurer
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Richard Zaharias                    Assistant Vice President
Raymond P. Thomas                   Authorized Representative
Lynn Cirrincione                    Authorized Representative
Florian Palac                       Authorized Representative




Item 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed February 22, 2007.


Item 30:
INDEMNIFICATION

     The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

     The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

     Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31.
PRINCIPAL UNDERWRITERS

         ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

         Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

         ALFS also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

        Allstate Financial Advisors Separate Account I
        Allstate Life Variable Life Separate Account A
        Allstate Life of New York Separate Account A
        Allstate Life of New York Variable Life Separate Account A Charter National Variable Annuity Account
        Intramerica Variable Annuity Account


     The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

         Name                               Position with Distributor
      ---------------------------           ------------------------------------------------
      James E. Hohmann                      Director, Chairman of the Board
      John E. Smith                         Director, President, Chief Executive Officer
      Michael J. Velotta                    Director and Secretary
      Marian Goll                           Vice President, Treasurer and Financial Operations
                                            Principal
      Joseph P. Rath                        Vice President, General Counsel and Assistant Secretary
      Maribel V. Gerstner                   Assistant Vice President and Chief Compliance Officer
      Joanne M. Derrig                      Assistant Vice President and Chief Privacy Officer
      William F. Emmons                     Assistant Secretary
      Mary J. McGinn                        Assistant Secretary
      Mario Rizzo                           Assistant Treasurer
      Steven C. Verney                      Assistant Treasurer

Item 32.
LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


Item 33.
MANAGEMENT SERVICES

         None.

Item 34.
REPRESENTATION OF REASONABLENESS OF FEES

     Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.

SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on April 17, 2008.

                 LINCOLN BENEFIT LIFE VARIABLE
                 LIFE ACCOUNT
                 (Registrant)

                 By:      Lincoln Benefit Life Company



                           * By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY
                                   (Depositor)


                            *By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April 17, 2008.

(Signature)                                 (Title)


*/s/ Lawrence W. Dahl
-----------------------------------         President, Chief Operating Officer
 Lawrence W. Dahl                            & Director
(Principal Executive Officer)



*/s/ Samuel H. Pilch
----------------------------------          Group Vice President & Controller
Samuel H. Pilch
(Principal Accounting Officer)



*/s/ Steven C. Verney
---------------------------------           Treasurer
Steven C. Verney
(Principal Financial Officer)



*/s/ John C. Lounds
--------------------------------            Director, Vice President
John C. Lounds



*/s/ Douglas B. Welch
--------------------------------            Director, Vice President
Douglas B. Welch



*/s/ John C. Pintozzi
--------------------------------            Director, Senior Vice President and
John C. Pintozzi                                 Chief Financial Officer



*/s/ Kevin R. Slawin
--------------------------------            Director, Vice President
Kevin R. Slawin



*/s/ John E. Smith
--------------------------------            Director, Vice President
John E. Smith




*/s/ James E. Hohmann
--------------------------------            Director, Chairman of the Board
James E. Hohmann                            and Chief Executive Officer



/s/ Michael J. Velotta
---------------------------------           Director, Senior Vice President,
Michael J. Velotta                          General Counsel and Secretary



*/ By Michael J. Velotta, pursuant to Power of Attorney.

                               INDEX TO EXHIBITS

                    FOR POST-EFFECTIVE AMENDMENT ON FORM N-6

                     TO REGISTRATION STATEMENT ON FORM S-6

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT



            EXHIBIT NO.                                  SEQUENTIAL PAGE NO.


(n)      Consent of Independent Registered Public Accounting Firm

99 (c)   Power of Attorney for J. Eric Smith

